As filed with the Securities and Exchange Commission on March 5, 2024

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-01800

U.S. GLOBAL INVESTORS FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Zachary Tackett, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2023 – December 31, 2023

ITEM 1. REPORT TO STOCKHOLDERS.

U.S. Global Investors Funds
Annual Report
December 31, 2023

U.S. Global Investors Funds
Annual Report
December 31, 2023
Table of Contents
Letter to Shareholders 1
Deﬁnitions for Management Teams’ Perspectives (unaudited) 6
Management Team’s Perspective (unaudited) 9
Portfolios of Investments 30
Notes to Portfolios of Investments 57
Statements of Assets and Liabilities 68
Statements of Operations 70
Statements of Changes in Net Assets 72
Notes to Financial Statements 76
Financial Highlights 90
Report of Independent Registered Public Accounting Firm 96
Trustees and Officers (unaudited) 97
Approval of Investment Advisory Agreement (unaudited) 99
Additional Information 111
Expense Example 113

Apex Fund Services
3 Canal Plaza, Suite 600
Portland, ME 04101
Nasdaq Symbols (unaudited)
U.S. Global Investors Funds
Investor Class
U.S. Government Securities Ultra-Short Bond Fund UGSDX
Near-Term Tax Free Fund NEARX
Global Luxury Goods Fund USLUX
Global Resources Fund PSPFX
World Precious Minerals Fund UNWPX
Gold and Precious Metals Fund USERX

U.S. Global Investors Funds
(unaudited)
Dear Fellow Shareholder,
The U.S. is adding new renewable energy capacity at a record clip, but that doesn’t mean it’s ready to quit fossil fuels just yet. The country just became the world’s biggest exporter of liquefied natural gas (LNG) for the first time ever, with last year’s shipments hitting an unprecedented 91.2 million metric tons, exceeding top suppliers Australia and Qatar.
The U.S. also remains the world’s largest oil producer. In October, the energy powerhouse generated a staggering 13.25 million barrels per day, marking only the fourth month on record that the country met or surpassed 13 million barrels per day on average.
Despite all this, commodities as a whole had a challenging year, with the group finishing down
12.5% on rising rates, recession fears and China’s disappointing pandemic reopening, among other factors.
Excess supply also contributed to the selloff. Although global demand was strong, the price of natural gas plunged nearly 44%, its worst year in at least a decade, largely as a result of record-high production. According to the Energy Information Administration (EIA), the U.S.
produced close to 105 billion cubic feet per (Bcf/d) in November, a new monthly high.
Lithium prices cratered in 2023 for much the same reason, combined with news that Americans’
appetite for electric vehicles (EVs) may be waning . After topping the list of commodities in the previous two years, the battery metal shed 81%, making it the worst resource of the year.
I believe these lower prices set up an attractive buying opportunity, and we’re pleased to offer one such opportunity, the Global Resources Fund ( PSPFX ). Commodities are the building blocks of everything we use and enjoy on a daily basis, and as the global population expands, so too does demand for these materials. The Minerals Education Coalition (MEC) estimates that every American born in 2023 will require over 3 million pounds of metals, minerals and

U.S. Global Investors Funds
(unaudited)
fuels over the course of their lifetime. Last year alone, over 40,000 pounds of raw materials, from cement to sand to aluminum, were needed for every person in the U.S.
Central Banks Continue to Gobble Up Gold
Gold was the best performing commodity of 2023 and only one of two—copper being the other—that finished the year in the black. The yellow metal rose 13.10% to close the year above $2,000 per ounce for the very first time, and with an average 2023 price of $1,943, it managed to notch its eighth straight annual gain. Gold has now advanced in 20 of the past 24 years, or 83% of the time.
Looking ahead to the end of 2024, I believe we’ll see a fresh boost in gold’s investment case once the Federal Reserve begins trimming rates. Support should also come from central banks, which bought a record amount of gold in the first nine months of 2023. Financial institutions purchased a net 800 metric tons from January to September 2023, a 14% increase from the same period in 2022, according to the World Gold Council (WGC).
China easily led all other countries, accumulating 181 tons of gold in the first nine months, as it seeks to prop up its currency and diversify away from the U.S. dollar. The WGC estimates that gold now represents just 4.3% of China’s total foreign reserves, compared to nearly 70%
for the U.S. For China to get to America’s level, it would need to buy an additional 33,810 metric tons, which is 10 times more gold than the entire world produced in 2022.
Gold Mining Investment Opportunities
Before moving on, I’d like to point out that U.S. national debt crossed above $34 trillion for the first time ever at the end of last year. To put such an unfathomable figure in perspective, that’s the equivalent of $101,000 per U.S. citizen, or $264,000 per taxpayer.
I believe this is a good place to look if you want to know where gold may be headed in the coming months and years. Since the start of this century, national debt and gold have shared a strong positive correlation coefficient of 0.9. In simple terms, this means that both have tended to make similar moves day-to-day. If you think debt is headed higher, it may make sense to consider an investment in physical gold and gold mining stocks.

U.S. Global Investors Funds
(unaudited)
We’re very happy to offer investors three ways to get exposure to gold mining: the U.S. Global
GO GOLD and Precious Metal Miners ETF ( GOAU ), the Gold and Precious Metals Fund
( USERX ) and the World Precious Minerals Fund ( UNWPX ).
GOAU performed well in 2023, ending the year in the top decile among 69 Equity Precious
Metals funds for the 12-month period, according to Morningstar data. These results are based off of total return and net asset value (NAV).
The ETF is based on approximately 10,000 hours of research to create its unique model and approach to investing in gold equities. As designed, GOAU is a quant-based, smart-beta 2.0
ETF, meaning it combines passive investing with characteristics that some investors might associate with active investing. Every quarter, we use quantitative stock-picking factors to help select high-quality gold stocks, which we rank based not just on market cap but also on financial value factors. GOAU rebalances and reconstitutes each quarter.
Shipping Rates Have Surged on Red Sea Tensions
Rounding out our suite of ETFs are the U.S. Global Jets ETF ( JETS ) and U.S. Global Sea to
Sky Cargo ETF ( SEA ), which are likewise smart-beta 2.0 instruments.
Recent geopolitical developments have brought the world of container shipping to investors’
attention. Unrest in the Middle East, particularly Houthi militant attacks on shipping vessels in the Red Sea, has significantly impacted global shipping routes, notably through the Suez
Canal. The ongoing incident has prompted logistics companies to reroute their vessels around
Africa’s Cape of Good Hope, spurring longer voyages and higher rates. According to Drewry data, the cost to ship a 40-foot container stood at $3,776 on average as of January 18, 2024;
just a month earlier, that same container cost around $1,660 to ship. We believe this added revenue could be a tailwind for the constituents of our SEA ETF.
On a final, encouraging note, the International Air Transport Association (IATA) forecasts that the global airline industry will see net profits of $25.7 billion in 2024, with operating

U.S. Global Investors Funds
(unaudited)
profits reaching a record $49.3 billion. North American carriers, which were first to return to profitability in 2022, are set to collect a combined $14.4 billion in profits, the IATA says.
This projection, coupled with an expected surge in passenger traffic, paints a picture of an industry on the cusp of a historic rebound. We believe JETS is in a very good position to take advantage of positive industry trends.
Thank you for your continued trust and confidence in U.S. Global Investors. We wish you and your family good health and prosperity in the New Year.
Sincerely,
Frank E. Holmes
CEO and Chief Investment Officer
U.S. Global Investors, Inc.
Please consider carefully a fund’s investment objectives, risks, charges and expenses. For this and other important information, obtain a fund prospectus by visiting www.usfunds.com or by calling 1-800-US-FUNDS (1-800-874-8637). Read it carefully before investing.
Foreside Fund Services, LLC, Distributor. U.S. Global Investors is the investment adviser to
JETS, GOAU and SEA.
Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the funds. Brokerage commissions will reduce returns. Because the funds concentrate their investments in specific industries, the funds may be subject to greater risks and fluctuations than a portfolio representing a broader range of industries. The funds are non-diversified, meaning they may concentrate more of their assets in a smaller number of issuers than diversified funds. The funds invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater for investments in emerging markets.
The funds may invest in the securities of smaller-capitalization companies, which may be more volatile than funds that invest in larger, more established companies. The performance of the funds may diverge from that of the index. Because the funds may employ a representative sampling strategy and may also invest in securities that are not included in the index, the funds may experience tracking error to a greater extent than funds that seek to replicate an index. The funds are not actively managed and may be affected by a general decline in market segments related to the index.
Airline companies may be adversely affected by a downturn in economic conditions that can result in decreased demand for air travel and may also be significantly affected by changes in fuel prices, labor relations and insurance costs.
Cargo companies may be adversely affected by downturn in economic conditions that can result in decreased demand for sea shipping and freight.

U.S. Global Investors Funds
(unaudited)
Gold, precious metals and precious minerals funds may be susceptible to adverse economic, political or regulatory developments due to concentrating in a single theme. The prices of gold, precious metals, and precious minerals are subject to substantial price fluctuations over short periods of time and may be affected by unpredicted international monetary and political policies. We suggest investing no more than 5% to 10% of your portfolio in these sectors.
Foreign and emerging market investing involves special risks such as currency fluctuation and less public disclosure, as well as economic and political risk. By investing in a specific geographic region, such as China and/or Taiwan, a regional ETF’s returns and share price may be more volatile than those of a less concentrated portfolio.
Fund holdings and allocations are subject to change at any time. Click to view fund holdings for JETS , GOAU and for SEA .
Distributed by Quasar Distributors, LLC. U.S. Global Investors is the investment adviser to
JETS, GOAU and SEA.
Because the Global Resources Fund concentrates its investments in specific industries, the fund may be subject to greater risks and fluctuations than a portfolio representing a broader range of industries. By investing in a specific geographic region, a regional fund’s returns and share price may be more volatile than those of a less concentrated portfolio. The risk of concentrating investments in this group of industries will make the fund more susceptible to risk in these industries than funds which do not concentrate their investments in an industry and may make the fund’s performance more volatile.
It is not possible to invest in an index. The S&P 500 is widely regarded as the best single gauge of large-cap U.S. equities and serves as the foundation for a wide range of investment products. The index includes 500 leading companies and captures approximately 80%
coverage of available market capitalization. The NASDAQ-100 Index is a modified capitalization-weighted index of the 100 largest and most active non-financial domestic and international issues listed on the NASDAQ. No security can have more than a 24% weighting.
The Bloomberg Commodity Index is calculated on an excess return basis and reflects commodity futures price movements. The index rebalances annually weighted 2/3 by trading volume and 1/3 by world production and weight-caps are applied at the commodity, sector and group level for diversification. The S&P Investment Grade Corporate Bond Index seeks to measure the performance of U.S. corporate debt issued by constituents in the S&P 500 with an investment-grade rating. The U.S. Dollar Index indicates the value of the USD relative to a basket of foreign currencies by averaging the exchange rates between the USD and major world currencies. The Bloomberg U.S. Treasury Index measures U.S. dollar-denominated, fixed-rate, nominal debt issued by the U.S. Treasury. The S&P Municipal Bond Index is a
broad, comprehensive, market value-weighted index following bond issues that are exempt from U.S. federal income taxes or subject to the alternative minimum tax. The Bloomberg
Developed Markets ex N. America Large & Mid Cap Price Return Index is a float market-cap-
weighted equity benchmark that covers 85% market cap of the measured market. The STOXX
Emerging Markets Total Market Index represents the performance of the world’s emerging markets as a whole. It covers about 95% of the free-float market cap of the relevant investable stock universe by region or country.
All opinions expressed and data provided are subject to change without notice. Some of these opinions may not be appropriate to every investor.

Definitions for Management Teams’ Perspectives
(unaudited)
Benchmark Index Definitions
Returns for indices reflect no deduction for fees, expenses or taxes, unless noted.
The Bloomberg Barclays U.S. Treasury Bills 6-9 Months Total Return Index tracks the performance of U.S. Treasury Bills with a maturity of six to nine months.
The Bloomberg Barclays 3 Year Municipal Bond Index is a total return benchmark designed for municipal assets. The index includes bonds with a minimum credit rating of BAA3, that are issued as part of a deal of at least $50 million, have an amount outstanding of at least $5 million and have a maturity of two to four years.
The FTSE Gold Mines Index encompasses all gold mining companies that have a sustainable and attributable gold production of at least 300,000 ounces a year and that derive 75% or more of their revenue from mined gold.
The NYSE Arca Gold Miners Index is a modified market capitalization-weighted index comprised of publicly-traded companies involved primarily in the mining for gold and silver.
The S&P Global Natural Resources Index (Net Total Return) includes 90 of the largest publicly-traded companies in natural resources and commodities businesses that meet specific investability requirements, offering investors diversified, liquid and investable equity exposure across 3 primary commodity-related sectors: Agribusiness, Energy, and Metals &
Mining. The index is calculated on a net return basis (i.e., reflects the minimum possible dividend reinvestment after deduction of the maximum rate withholding tax).
The S&P 500 Index is a widely recognized capitalization-weighted index of 500 common stock prices in U.S. companies.
The S&P Composite 1500 Index is a broad-based capitalization-weighted index of 1500 U.S.
companies and is comprised of the S&P 400, the S&P 500 and the S&P 600.
Other Index Definitions
The Bloomberg Barclays U.S. Municipal Index covers the USD-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and pre-refunded bonds.
The Cboe Volatility Index is a calculation designed to produce a measure of constant, 30-day expected volatility of the U.S. stock market, derived from real-time, mid-quote prices of the
S&P 500 Index call and put options.
The CSI 300 is a capitalization-weighted stock market index designed to replicate the performance of the top 300 stocks traded on the Shanghai Stock Exchange and the Shenzhen
Stock Exchange.
The Dow Jones Industrial Average is a price-weighted measure of 30 U.S. blue-chip companies. The index covers all industries except transportation and utilities.

Definitions for Management Teams’ Perspectives
(unaudited)
The Institute of Supply Management (ISM) Manufacturing Purchasing Managers Index
(PMI) Report on Business is based on data compiled from monthly replies to questions asked of purchasing and supply executives in over 400 industrial companies. For each of the indicators measured (New Orders, Backlog of Orders, New Export Orders, Imports, Production, Supplier
Deliveries, Inventories, Customers Inventories, Employment, and Prices), this report shows the percentage reporting each response, the net difference between the number of responses in the positive economic direction and the negative economic direction and the diffusion index.
Responses are raw data and are never changed.
The Purchasing Manager’s Index (PMI) is an indicator of the economic health of the manufacturing sector. The PMI index is based on five major indicators: new orders, inventory levels, production, supplier deliveries and the employment environment.
The MOEX Russia Index is cap-weighted composite index calculated based on prices of the most liquid Russian stocks of the largest and dynamically developing Russian issues presented on the Moscow Exchange.
The Nasdaq Composite Index measures all Nasdaq domestic and international based common type stocks listed on The Nasdaq Stock Market. To be eligible for inclusion in the
Index, the security’s U.S. listing must be exclusively on The Nasdaq Stock Market (unless the security was dually listed on another U.S. market prior to January 1, 2004 and has continuously maintained such listing).
The S&P Global Luxury Index is comprised of 80 of the largest publicly-traded companies engaged in the production or distribution of luxury goods or the provision of luxury services that meet specific investibility requirements.
The U.S. Dollar Index is an index of the value of the United States dollar relative to a basket of foreign currencies, often referred to as a basket of U.S. trade partners’ currencies.
The Warsaw Stock Exchange Index (WIG) is the oldest stock exchange index, calculated at the first market session. The basic index values are calculated on the basis of the prices of shares of all stock exchange companies with at least 10% of freely-traded shares with a value equivalent to 1 million euro. WIG is a total-return index, and the revenues from both dividends and subscription rights are taken into account in its calculation.
The Wilderhill Clean Energy Index is designed to deliver capital appreciation through the selection of companies that focus on greener and generally renewable sources of energy and technologies that facilitate cleaner energy.
The S&P/TSX Venture Composite Index is a broad market indicator of Canadian micro-cap securities in Canada. Its constituents are listed on the TSX Venture Exchange. The index is market capitalization weighted.
The STOXX Europe 600 Index is derived from the STOXX Europe Total Market Index (TMI)
and is a subset of the STOXX Global 1800 Index. With a fixed number of 600 components, the
STOXX Europe 600 Index represents large, mid and small capitalization companies across 17 countries of the European region.

Definitions for Management Teams’ Perspectives
(unaudited)
The KOSPI Index is a capitalization-weighted index of all common shares on the KRX main board.
The TWSE Index is a capitalization-weighted index of all listed common shares traded on the Taiwan Stock Exchange.
The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services.

U.S. Government Securities Ultra-Short Bond Fund
(unaudited)
Management Team’s Perspective
Introduction
The U.S. Government Securities Ultra-Short Bond Fund (UGSDX) is designed to be used as an investment that takes advantage of the security of U.S. Government bonds and obligations, while simultaneously pursuing a higher level of current income than money market funds offer. The fund’s dollar-weighted average effective maturity is two years or less.
Performance Graph
Investment Highlights
The U.S. Government Securities Ultra-Short Bond Fund returned 4.17% for the year ended December 31,
2023, underperforming its benchmark, the Barclays U.S. Treasury Bills 6-9 Months Total Return Index,
U.S. Government Securities Ultra-Short Bond Fund
Average Annual Performance
For the Periods Ended
December 31, 2023
One Year Five Year Ten Year
U.S. Government Securities Ultra-Short Bond Fund
4.17% 0.76% 0.68%
Bloomberg Barclays U.S. Treasury Bills 6-9 Months
Total Return Index 4.59% 1.70% 1.17%
Performance data quoted above is historical. Past performance is no guarantee of future results.
Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. For all or a portion of the periods, the fund had expense limitations and reimbursements to maintain a minimum yield, without which returns would have been lower. Returns greater than one year are annualized.
Gross expense ratio as stated in the most recent prospectus is 1.13%. Pursuant to a voluntary arrangement, the Adviser has agreed to limit total fund operating expenses (exclusive of any acquired fund fees and expenses, performance fees, taxes, brokerage commissions and interest) to not exceed
0.45%. The Adviser can modify or terminate this arrangement at any time. In addition, returns may include the effects of additional voluntary waivers of fees and reimbursements of expenses by the
Adviser, including waivers and reimbursements to maintain a minimum net yield for the fund.
See Definitions for Management Teams’ Perspectives for index definitions.
Please visit our website at www.usfunds.com for updated performance information for different time periods.

U.S. Government Securities Ultra-Short Bond Fund
(unaudited)
which returned 4.59%. The Lipper Short U.S. Treasury Funds Average return for the peer group returned
4.60%.
UGSDX slightly underperformed the benchmark and the Lipper peer group average. The duration of the fund averaged about nine months for the first three quarters of the year, and the fund performed in line with the benchmark. Maturing notes were rolled slightly farther out on the yield curve, raising during to slightly more than a year to be more advantageously positioned, should yields continue to fall in 2024.
Current Outlook
We believe that the recovery in fixed income markets last year as U.S. economic fundamentals improved, along with higher yields for investors, bodes well for investor sentiment toward the bond market in 2024.
The Federal Reserve is expected to start cutting interest rates this year, barring unforeseen data; the timing window could come open as early as March, but forecasters are increasingly predicting May.
Going forward, we believe the principal threat to the credit market is the $560 billion of commercial real estate loans held by banks that are due for maturity before the end of 2025. There are substantial risks, particularly for office properties, facing markdowns before they can be refinanced. A meltdown in the banking sector from a commercial real estate crisis would put stress on credit markets and could push interest rates higher in 2024. That said, the consensus is more constructive on the future, but there is likely to be some volatility around major economic data. This might provide an opportunity to add to positions on any price weakness.
The Barclays U.S. Treasury Bills 6-9 Months Total Return Index tracks the performance of U.S. Treasury
Bills with a maturity of six to nine months. Gross domestic product is the total value of goods produced and services provided in a country for one year. The personal consumption expenditures index reflects changes in the prices of goods and services purchased by consumers in the U.S.
The section labeled Portfolio of Investments contains a complete list of the fund’s holdings.
Portfolio Allocation by Issuer
Based on Total Investments
December 31, 2023
Federal Home Loan Mortgage Corp. 51.8%
Federal Home Loan Bank 27.5%
Federal Farm Credit Bank 20.7%
Total 100.0%
Portfolio Allocation by Maturity
December 31, 2023
1-3 Months $ 999,561 3.5%
3-12 Months 14,369,915 50.2%
1-3 Years 13,220,502 46.3%
$ 28,589,978 100.0%

Near-Term Tax Free Fund
(unaudited)
Management Team’s Perspective
Introduction
The Near-Term Tax Free Fund (NEARX) seeks to provide a high level of current income exempt from federal income taxation and to preserve capital. However, a portion of any distribution may be subject to federal and/or state income taxes. The Near-Term Tax Free Fund will maintain a weighted average maturity of less than five years.
Performance Graph
Investment Highlights
For the year ended December 31, 2023, the Near-Term Tax Free Fund returned 3.04%, underperforming its benchmark, the Bloomberg Barclays 3-Year Municipal Bond Index, which gained 3.46%. The Lipper
Short-Intermediate Municipal Bond average return was 3.99%.
With the shortened duration achieved last year, NEARX remained well positioned for the first three quarters where we had a margin of +61 basis points (bps) to the benchmark with the short end of the curve offering more yield. However, in the fourth quarter, the Treasury market began to speculate that the
Near-Term Tax Free Fund
Average Annual Performance
For the Periods Ended
December 31, 2023
One Year Five Year Ten Year
Near-Term Tax Free Fund
3.04% 0.44% 0.82%
Bloomberg Barclays 3 Year Municipal Bond Index 3.46% 1.39% 1.27%
Performance data quoted above is historical. Past performance is no guarantee of future results.
Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. For all or a portion of the periods, the fund had expense limitations, without which returns would have been lower.
Returns greater than one year are annualized.
Gross expense ratio as stated in the most recent prospectus is 1.21%. The Adviser has contractually agreed to limit total fund operating expenses (exclusive of any acquired fund fees and expenses, extraordinary expenses, taxes, brokerage commissions and interest) to not exceed 0.45% on an annualized basis through April 30, 2024.
See Definitions for Management Teams’ Perspectives for index definitions.
Please visit our website at www.usfunds.com for updated performance information for different time periods.

Near-Term Tax Free Fund
(unaudited)
Federal Reserve would cut interest rates as early as March 2024, pushing market yields down across the yield curve where longer-dated bonds appreciated more in price in the fourth quarter.
Strengths
The fund’s allocation to bonds from Texas, Minnesota and New Jersey made the biggest contribution to the fund’s return as we overweighted these credits relative to underweighting New York and
California.
The fund benefited from its allocation to overweight general obligation, underweight general and overweight school district bonds were the strongest subindustry returns.
Our shorter duration of about 1.35 years offered higher current income for the first three quarters of
2023.
Weaknesses
The fund’s allocation to bonds from Georgia, Mississippi and Kansas underperformed. We were underweight Georgia as there is limited supply offered in the secondary market with typical buyers holding to maturity. Mississippi and Kansas were held like benchmark weights and in total represented 1.16% of the fund.
The fund’s exposure to multifamily housing, utilities and development bonds contributed the least to our returns as these subindustries accounted for only about 5% of the benchmark.
Our shorter duration of about 1.35 years did not offer as much price appreciation from expectations of falling yields in the final quarter of 2023.
Current Outlook
We believe that the recovery in fixed income markets last year as U.S. economic fundamentals improved, along with higher yields for investors, bodes well for investor sentiment in the municipal bond market, where investors can acquire tax-free interest.
With the help of the Infrastructure Investment and Jobs Act, signed into law in November 2021, $1.2 trillion of infrastructure and transportation spending has been a boon to state and local economies. Tax receipts for state and local governments moderated in 2023 as growth stalled somewhat with the rise in interest rates.
Municipal credit rating upgrades significantly outpaced downgrades in 2023, and we expect the positive momentum to continue. The Fed is expected to start cutting interest rates this year, barring unforeseen data; the timing window could come open as early as March, but forecasters are increasingly predicting
May.
The Barclays 3-Year Municipal Bond Index is a total return benchmark designed for short-term municipal assets. The index includes bonds with a minimum credit rating BAA3, are issued as part of a deal of at least $50 million, have an amount outstanding of at least $5 million and have a maturity of 2 to 4 years.
A basis point, or bp, is a common unit of measure for interest rates and other percentages in finance. One basis point is equal to 1/100th of 1%, or 0.01% (0.0001).
The section labeled Portfolio of Investments contains a complete list of the fund’s holdings.

Near-Term Tax Free Fund
(unaudited)
Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest).
“Not Rated” is used to classify securities for which a rating is not available. Credit quality ratings for each issue are obtained from Moody’s and S&P Global Ratings, and the higher rating for each issue is used.
Top 10 Area Concentrations
(Based on Net Assets)
December 31, 2023
Texas 9.93%
Minnesota 5.80%
Oklahoma 5.51%
New Jersey 5.45%
Massachusetts 4.22%
Pennsylvania 3.66%
Colorado 3.49%
California 3.40%
South Carolina 3.27%
Illinois 3.17%
Total Top 10 Areas 47.90%
Municipal Bond Ratings*
Based on Total Municipal Bonds
December 31, 20 2 3
Bond
Percentage
AAA
14.4%
AA
68.5%
A
8.8%
Not Rated 8.3%
Total 100.0%

Global Luxury Goods Fund
(unaudited)
Management Team’s Perspective
Introduction
The Global Luxury Goods Fund’s primary objective is to seek long-term capital appreciation. Under normal market conditions, the Global Luxury Goods Fund will invest at least 80% of its net assets in securities of companies producing, processing, distributing and manufacturing luxury products, services, or equipment.
Performance Graphs
Global Luxury Goods Fund
Average Annual Performance
For the Periods Ended
December 31, 2023
One Year Five Year Ten Year
Global Luxury Goods Fund
23.75% 10.08% 5.90%
S&P Global Luxury Index 16.10% 14.22% 7.92%
S&P Composite 1500 TR 25.47% 15.39% 11.76%

Global Luxury Goods Fund
(unaudited)
The Year in Review – What Drove the Market
In 2023, the majority of global equity stock markets saw gains. However, there were some notable variations in performance. The Stock Exchange of Hong Kong and Shanghai Stock Exchange
underperformed, while Western Europe and the U.S. outperformed. Despite expectations among many stock market observers, an economic pullback did not materialize in 2023. Equities listed on the New
York Stock Exchange (NYSE) rose throughout the year, with a correction in October and an even quicker acceleration toward the end of the year. This acceleration coincided with a surprising announcement from the Federal Reserve that the central bank would be shifting its monetary policy from tightening to loosening. Inflation in the U.S. and Europe peaked and began to decline, allowing central banks to adjust their policies. While the U.S. saw strong economic data supported by a robust labor market, there were still signs of a potential recession, particularly concerning manufacturing and service activities in major economies, which mostly remained in contractionary territory.
In the U.S., information technology, communication services and consumer discretionary stocks recorded the strongest gains. This outperformance was largely driven by seven mega-cap technology stocks, known as the Magnificent 7: Apple, Microsoft, Google parent Alphabet, Tesla, Amazon, Facebook parent Meta and NVIDIA. An equity strategist at Bank of America recently calculated that this particular group of tech stocks now makes up 29.6% of the S&P 500's total market capitalization, surpassing previous highs.
Consumer discretionary stocks, including luxury companies, also outperformed, benefiting shareholders in the global luxury goods sector.
Despite the ongoing war in Europe, Central Europe recorded gains, outpacing Western Europe. The
Warsaw Stock Exchange was the best performer, gaining more than 50%. France, home to luxury names like Louis Vuitton, Hermès and Kering, gained 24.05%. In Europe, inflation has been on the decline, and the European Central Bank (ECB) is preparing to shift its monetary policy from tightening to loosening.
The continent managed to avoid a recession in 2023.
China and Hong Kong were notable laggards. Mainland China is experiencing an economic slowdown and growing debt issues in the property market. Geopolitical tensions persist, creating ongoing tensions between the West and the Mainland. Hong Kong, known as a luxury hub with many technology stocks listed, experienced sluggish performance as investors remained uncertain about the future.
Luxury companies are exposed to regions around the world, as they are listed in major markets.
Consequently, global events have a significant impact on these companies' shares and customer spending perceptions. The S&P Global Luxury Index gained 16.10% in 2023, peaking in mid-July and experiencing
Performance data quoted above is historical. Past performance is no guarantee of future results.
Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. For all or a portion of the periods, the fund had expense limitations, without which returns would have been lower.
Returns greater than one year are annualized.
The fund changed its investment strategy on July 1, 2020. Prior to that date, the fund invested in a diversified portfolio of equity and equity-related securities of companies in the S&P Composite 1500
Index, with a focus on companies achieving high return on invested capital metrics and an emphasis on mid-capitalization companies. Different investment strategies may lead to different performance results. The fund’s performance for periods prior to July 1, 2020 reflects the investment strategy in effect prior to that date.
Effective September 29, 2020, the Fund changed its primary benchmark from the S&P Global Luxury
Index to the S&P Composite 1500 Index, although the Fund will continue to use the S&P Global
Luxury Index as a “secondary index.” The Adviser believes that the inclusion in the performance table of the S&P Composite 1500 Index, which is a broad-based securities index, and the S&P Global
Luxury Index, which represents a group of securities that aligns more closely with the Fund’s investment strategies, may provide a useful performance comparison to investors.
Gross expense ratio as stated in the most recent prospectus is 1.75%. The Adviser has contractually agreed to limit total fund operating expenses (exclusive of any acquired fund fees and expenses, taxes, brokerage commissions and interest) to not exceed 1.75% through April 30, 2024.
See Definitions for Management Teams’ Perspectives for index definitions.
Please visit our website at www.usfunds.com for updated performance information for different time periods.

Global Luxury Goods Fund
(unaudited)
a correction in the third quarter. This was followed by a partial rebound toward the end of the trading year.
While luxury stocks showed strong growth, 2023 saw a normalization taking place. The performance of the luxury sector in the upcoming year will depend on global economic data, customer sentiment and the recovery of China's travel segment. However, it's likely that the sector will grow, albeit at a slower annual rate compared to the past two years.
Lastly, it's worth noting that in the previous year, three luxury ETFs began trading in the U.S., reflecting increased investor interest in sectors that have performed well since the end of the pandemic. The Tema
Luxury ETF (LUX) started trading in May, followed by the Roundhill S&P Global Luxury ETF (LUXX)
in August and the KraneShares Global Luxury Index ETF (KLXY) in September. U.S. Global Investors’
luxury mutual fund, the Global Luxury Goods Fund (USLUX), outperformed all newly listed luxury
ETFs in 2023.
Investment Highlights
Overview
For the 12 months through December 31, 2023, USLUX gained 23.75%, underperforming its benchmark, the S&P Composite 1500, which gained 25.47%. However, USLUX outperformed the S&P Global
Luxury Index, whose investment objective is more aligned with focusing on high-end products and services, by 7.65%.
On the sector level, all group members of the S&P Composite 1500 recorded gains last year with the exceptions of energy and utilities. The Consumer Discretionary sector, where many of the luxury names belong, was one of the best-performing sectors.
Strengths
The fund’s substantial allocation to consumer discretionary had the most positive effect on performance relative to the S&P 1500 Index. This allocation was primarily driven by the fund's strategic emphasis on consumer spending, whereas the fund's benchmark index maintains a notably lower exposure to this sector. The fund's outperformance was largely attributed to its overweight position in leisure-related stocks, such as hotels, resorts and cruise liners. Shares of Royal Caribbean gained 162% over 2023, while Marriott underwent a substantial surge of 53%.
The fund’s absence of investments in the health care sector had the second most positive effect on the fund’s performance relative to the S&P 1500. While health care equities yielded positive returns last year, the fund's decision to avoid this sector proved advantageous as other sectors outperformed it.
A standout contributor to fund performance was Tesla. Shares of the carmaker surged by 101.7% in
2023. The company delivered over 1.8 million cars, an increase of 38% year-over-year. Elon Musk, the founder of Tesla, is the world’s richest person, retaking the first place from LVMH CEO Bernard
Arnault.
Weaknesses
The fund's underweight position in information technology had the most negative effect on the fund's performance relative to the S&P 1500. In particular, the fund did not have any exposure to semiconductors, while the index had a larger allocation in the sector. Shares of NVIDIA gained
239%, and Broadcom surged 104%. Apple was the only stock that the luxury fund held within the technology sector, gaining 49% during the same period. The S&P 1500 has about one-third of its assets invested in the sector, while USLUX was less exposed to it.
The fund's overweight position and stock selection in materials had the second most negative impact on the fund's performance relative to the S&P 1500. The fund had exposure to precious metals, which underperformed compared to other sectors.
A notable detractor to fund performance was Volkswagen. Shares of Europe’s largest car company declined by 12% last year. In October, the automaker revised its profit margin outlook for the year, lowering it to a range of 7.0% to 7.3%, down from the previously forecasted range of 7.5% to 8.5%.

Global Luxury Goods Fund
(unaudited)
Current Outlook
Opportunities
Lower-than-anticipated inflation figures in both the U.S. and the eurozone could indicate that central banks might conclude their tightening measures. During its December gathering, the Fed caught many market watchers off guard by proposing multiple interest rate reductions in 2023. This could lead to a further decline in yields and an uptick in equity markets.
The global luxury goods industry witnessed robust expansion in 2023, but it is showing signs of deceleration this year, with the possibility of reaching its lowest point in the first quarter. According to RBC Capital Markets, luxury sector sales are forecasted to reach their lowest point in the first quarter of 2024, followed by an improvement in the latter half of 2023. RBC anticipates an average growth rate of 9% in its sporting goods segment and an average of 5% in the luxury sector.
CLSA, one of Asia's top brokers, predicts that the global luxury goods sector will grow 6.5% from
2022 to 2025, slightly surpassing the 5.5% growth over the past two decades. This will be driven by
Chinese demand recovery on the back of reopening and outbound travel resumption, the firm says. In
2019, the Chinese comprised one-third of the global personal luxury sales at $92 billion, and it will continue to rise, reaching EUR100 billion by 2025, CLSA predicts.
Threats
Bain & Company said that the luxury goods sector is experiencing normalization. Last year the sector was able to grow 20% on average. This year, the growth rate should be around 8%-9%, much closer to the long-term average of 6%. The firm expects growth to slow down next year to 4%-5%, below its long-term average. Bain & Company expects a slower first half of 2024 and a stronger end to the year.
The conflict in Eastern Europe is approaching its second year, while tensions between Israel and Hamas have extended to Europe, causing disruptions for both locals and visitors alike. Local authorities in major European cities such as London, Paris, Madrid and Rome have heightened security measures in response to clashes that erupted after Hamas attacked Israel. Notably, in France, a key hub for numerous luxury companies, security concerns have led to the evacuation of prominent sites like the
Louvre Museum, in addition to affecting several airports. Ongoing unrest and geopolitical tensions have the potential to adversely impact global consumer spending.
China’s projected gross domestic product (GDP) growth for the upcoming year could decelerate to
4.6%, down from the 5.2% recorded in 2023. This potential slowdown may be attributed to persistent global geopolitical tensions and domestic obstacles within the property sector. Furthermore,
China grapples with structural challenges stemming from an aging population, elevated youth unemployment rates and mounting debt issues. Given its significance as a market for luxury goods, a decline in consumer spending within China could exert adverse effects on the high-end sector.

Global Luxury Goods Fund
(unaudited)
The section labeled Portfolio of Investments contains a complete list of the funds’ holdings.
Global Luxury Goods Fund
Summary information above may differ from the portfolio schedule included in the financial statements due to the use of different classifications of securities for presentation purposes.
Top 10 Equity Holdings (Based on Net Assets)
December 31, 2023
Hermes International SCA 7.66%
Apparel Manufacturers
Cie Financiere Richemont SA 5.86%
Retail - Jewelry
LVMH Moet Hennessy Louis Vuitton SE, ADR 5.50%
Textile - Apparel
Ferrari NV 5.16%
Automotive - Cars & Light Trucks
Bayerische Motoren Werke AG 5.02%
Automotive - Cars & Light Trucks
Marriott International, Inc., Class A 3.84%
Hotels & Motels
Volkswagen AG 3.83%
Automotive - Cars & Light Trucks
Constellation Brands, Inc., Class A 3.76%
Beverages - Wine/Spirits
UBS Group AG 3.17%
Diversified Banking Institution
Las Vegas Sands Corp. 3.08%
Casino Hotels
Total Top 10 Equity Holdings 46.88%
Portfolio Allocation by Industry Sector*
Based on Total Investments
December 31, 2023
Consumer Discretionary 64.1%
Consumer Staples 17.7%
Financials 9.2%
Materials 8.9%
Other 0.1%
Total 100.0%

Global Resources Fund
(unaudited)
Management Team’s Perspective
Introduction
The Global Resources Fund (PSPFX) is a non-diversified natural resources fund with the principal objective of seeking long-term growth of capital while providing protection against inflation and monetary instability. The fund invests in companies involved in the exploration, production and processing of petroleum, natural gas, renewable energy, agriculture, chemicals, mining, iron and steel, and paper and forest products around the globe.
Performance Graph
Investment Highlights
Overview
For the year ended December 31, 2023, the Global Resources Fund lost 7.67%, underperforming the fund’s benchmark, the S&P Global Natural Resources Index (Net Total Return), which gained 3.38%.
The Global Resources Fund invests in exploration and development companies and the junior mining
Global Resources Fund
Average Annual Performance
For the Periods Ended
December 31, 2023
One Year Five Year Ten Year
Global Resources Fund
(7.67)% 6.36% (3.28)%
S&P 500® Index 26.29% 15.69% 12.03%
S&P Global Natural Resources Index (Net Total Return) 3.38% 10.40% 4.48%
Performance data quoted above is historical. Past performance is no guarantee of future results.
Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. For all or a portion of the periods, the fund had expense limitations, without which returns would have been lower.
Returns greater than one year are annualized.
Gross expense ratio as stated in the most recent prospectus is 1.60%. Pursuant to a contractual arrangement, the Adviser has agreed to limit total fund operating expenses (exclusive of any acquired fund fees and expenses, performance fees, taxes, brokerage commissions and interest) to not exceed
1.75%. The Adviser can modify or terminate this arrangement at any time. See Definitions for
Management Teams’ Perspectives for index definitions. Please visit our website at www.usfunds.com for updated performance information for different time periods.

Global Resources Fund
(unaudited)
and energy sector, unlike our benchmark, which is principally invested in large-capitalization natural resources companies with established revenue streams; as a result, there can be timing swings where money flows first to the most liquid names before investors go down market.
Strengths
The three strongest commodities for the year were uranium, iron ore and sugar, up 89%, 22% and
15%, respectively. Uranium markets are facing a deficit from production shortfalls from the major uranium producers at a time when utilities need to renew their long-term purchase contracts. In addition, nuclear is increasingly viewed as needed to lower greenhouse gas emissions. Iron ore prices firmed up in 2023 as both Australia and Brazil has produced lower-than-expected ore keeping inventories tight. Drought conditions in sugar-growing regions of India, Thailand and China have led to lower crop yields this year.
The three best sector calls for the fund were an underweight position in agriculture chemicals, which declined 19%; underweight position in specialty chemicals, which slid 23%; and underweight commodities/milling agriculture products, which fell 13%. A common theme was declining fertilizer prices and abundant grain supplies with corn and wheat prices both off 24% for the year.
The three best dollar performing stock decisions were New Stratus Energy, Nutrien and Ivanhoe
Mines. New Stratus Energy reaped more than a threefold price gain after the U.S. removed oil sanctions on Venezuela in 2023, and their management team, which hails from Venezuela, has struck production agreements to start oil production in Q1 2024. The fund was significantly underweight
Nutrien as its share price fell due to their dropping revenue from falling fertilizer prices. Ivanhoe’s share price had some strong and weak moments over 2023 but finished the year strongly with the release of the maiden mineral resource estimate of 5 million metric tons of copper for its high-
grade Makoko and Kiala deposits within the Western Foreland Exploration Project adjacent to their
Kamoa-Kakula copper mine.
Weaknesses
The three weakest commodities for the year were lithium carbonate, natural gas and nickel, down
82%, 49% and 45%, respectively. The fall in lithium carbonate price was largely driven by the ease to develop and the abundance of new projects as lithium is not scarce. Both nickel and lithium prices were impacted by falling investment momentum in the electric vehicle sector as the year end approached. Natural gas prices declined as high storage inventories weighed on the market. The U.S.
also saw record natural gas production in October and November.
The fund’s worst-performing sectors were our overweight positions in precious metals which lost
15%, overweight other metals and minerals which fell 9%, and underweight steel which gained 23%.
Despite the gold price gain of 13% in 2023, it was not competitive with speculative investors when
Bitcoin surged 155% in 2023 on anticipation the Securities and Exchange Commission (SEC) would approve Bitcoin-based ETFs. Junior mining stocks were eschewed in favor of cryptocurrencies.
The three worst dollar impacting stock decisions were Filo, Barksdale Resources and Shell. Filo shows up as a large dollar decliner due to its position size in the fund. The company made a large copper discovery in Chile, which triggered BHP to purchase a stake in the company. Barksdale
Resources was the second largest contributor to the fund’s underperformance due to its position size as relative price weakness was like its peers. Barksdale had deep value as illustrated by their property boundary with South32’s Talor Deposit was purchased from Arizona Mining for $1.6 billion. There is an historic existing drill hole that documents the ore body being under their land too. Permitting with the U.S. Forest Service delayed the drilling on the property until November of 2023. We did not have any exposure to Shell over the course of the year. It is a large weighting in the benchmark and did have a positive gain for the year.

Global Resources Fund
(unaudited)
Current Outlook
Opportunities
Big Oil's redemption roadmap will keep unfolding for those finding the following three signposts:
(1) Continued capex discipline (below average 7% growth in Big Oil budgets); (2) instead favoring shareholder distributions; (3) underestimated cash flow resilience from earnings per share support from above-average buybacks.
Uranium prices moved higher in 2023 as activity picked up, with a pick-up in financial/company buying and utility interest. Increased demand for nuclear power is driving prices higher. In the news, the French government and state-utility EDF agreed on a deal for nuclear power prices that should help support nuclear build-out plans while tempering price volatility for consumers.
Copper presents an opportunity due to its importance in the energy transition. Copper was strong after the closure of a major mine in Panama highlighted future supply challenges for the red metal as the energy transition accelerates. The mine, which produced about 1.5% of the world’s supply of the industrial metal, was the subject of mass protests from environmentalists and labor unions.
Threats
Nickel, used in both batteries and stainless steel, traded near a two-year low in 2023 after suffering a steady decline as a wave of new production from Indonesia overwhelmed sputtering demand.
Declining forecasts for electric vehicle (EV) production have hurt pricing as well.
The global lithium market is facing a supply crunch toward the end of this decade amid wider adoption of EVs, with more than $51 billion in investments needed to meet future demand of rechargeable batteries.
Coal demand is likely to continue to decline. Electricity generated from U.S. solar and wind systems will surpass power produced by burning coal for the first-time in 2024, driven by surging panel installations. Coal will produce about 599 billion kilowatt-hours in 2024. That will be down from
669 billion kilowatt-hours in 2023 as utilities continue to shutter coal-burning power plants.
The section labeled Portfolio of Investments contains a complete list of the fund’s holdings.

Global Resources Fund
(unaudited)
Summary information above may differ from the portfolio schedule included in the financial statements due to the use of different classifications of securities for presentation purposes.
Top 10 Equity Holdings (Based on Net Assets)
December 31, 2023
Ivanhoe Mines, Ltd. 6.74%
Metal - Diversified
Abaxx Technologies, Inc. 6.52%
Enterprise Software/Services
Filo Corp. 5.27%
Metal - Diversified
Cheniere Energy, Inc. 2.82%
Pipelines
New Stratus Energy, Inc. 2.24%
Oil Companies - Exploration & Production
K92 Mining, Inc. 2.17%
Gold Mining
Kimbell Royalty Partners LP 1.83%
Oil - US Royalty Trusts
Linde PLC 1.81%
Industrial Gases
Black Stone Minerals LP 1.76%
Oil - US Royalty Trusts
Encore Energy Corp. 1.73%
Non-Ferrous Metals
Total Top 10 Equity Holdings 32.89%
Portfolio Allocation by Industry Sector*
Based on Total Investments
December 31, 2023
Oil, Gas & Consumable Fuels 27.0%
Metals & Mining 22.3%
Gold Mining 13.2%
Precious Metals & Minerals 8.9%
Enterprise Software/Services 7.7%
Chemicals 3.1%
Other 17.8%
Total 100.0%

Precious Metals and Minerals Funds
(unaudited)
Management Team’s Perspective
Introduction
The World Precious Minerals Fund (UNWPX) and the Gold and Precious Metals Fund (USERX) pursue an objective of long-term capital growth through investments in gold, precious metals and mining companies. The World Precious Minerals Fund focuses on equity securities of companies principally engaged in the exploration, mining and processing of precious minerals such as gold, silver, platinum and diamonds. Although this fund has the latitude to invest in a broad range of precious minerals, it currently remains focused on the gold sector. The Gold and Precious Metals Fund focuses on the equity securities of established gold and precious metals companies and pursues current income as a secondary objective.
World Precious Minerals Fund
Average Annual Performance
For the Periods Ended
December 31, 2023
One Year Five Year Ten Year
World Precious Minerals Fund
(16.18)% 0.17% (2.03)%
S&P 500® Index 26.29% 15.69% 12.03%
NYSE Arca Gold Miners Index 11.18% 10.30% 5.62%
Performance data quoted above is historical. Past performance is no guarantee of future results.
Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. For all or a portion of the periods, the fund had expense limitations, without which returns would have been lower.
Returns greater than one year are annualized.
Gross expense ratio as stated in the most recent prospectus is 1.62%. Pursuant to a voluntary arrangement, the Adviser has agreed to limit total fund operating expenses (exclusive of any acquired fund fees and expenses, performance fees, taxes, brokerage commissions and interest) to not exceed
1.75%. The Adviser can modify or terminate this arrangement at any time. See Definitions for
Management Teams’ Perspectives for index definitions.
Please visit our website at www.usfunds.com for updated performance information for different time periods.

Precious Metals and Minerals Funds
(unaudited)
Investment Highlights
For the year ended December 31, 2023, the World Precious Minerals Fund fell 16.18%, underperforming its benchmark, the NYSE Arca Gold Miners Index, which gained 11.18% on a total return basis. Since the release of the new S&P/TSX Venture Precious Metals & Minerals Index on July 25, 2023, which better reflects the mix of small-cap junior mining companies the fund typically invests in, it had declined
38.35% by year end. For the same performance period, the World Precious Minerals Fund had only fallen
19.02%.
The Gold and Precious Metals Fund rose 1.54% in 2023, underperforming its benchmark, the FTSE Gold
Mines Index, which gained 12.41% on a total return basis. While focusing on established, gold-producing companies, the Gold and Precious Metals Fund holds roughly 50% of its holdings in precious metal miners that are greater than $1 billion in market capitalization; meanwhile, the FTSE Gold Mines Index’s average market capitalization is closer to $5.8 billion.
The Gold and Precious Metals Fund employed a defensive investment position from time to time in 2023, with higher-than-average cash balances on hand to protect its liquidity. However, to maintain varying
Gold and Precious Metals Fund
Average Annual Performance
For the Periods Ended
December 31, 2023
One Year Five Year Ten Year
Gold and Precious Metals Fund
1.54% 9.17% 5.99%
S&P 500® Index 26.29% 15.69% 12.03%
FTSE Gold Mines Index 12.41% 9.38% 5.47%
Performance data quoted above is historical. Past performance is no guarantee of future results.
Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. For all or a portion of the periods, the fund had expense limitations, without which returns would have been lower.
Returns greater than one year are annualized.
Gross expense ratio as stated in the most recent prospectus is 1.55%. Pursuant to a voluntary arrangement, the Adviser has agreed to limit total fund operating expenses (exclusive of any acquired fund fees and expenses, performance fees, taxes, brokerage commissions and interest) to not exceed
1.75%. The Adviser can modify or terminate this arrangement at any time.
See Definitions for Management Teams’ Perspectives for index definitions.
Please visit our website at www.usfunds.com for updated performance information for different time periods.

Precious Metals and Minerals Funds
(unaudited)
degrees of investment exposure to the gold market, the fund utilized call option positions and directional
ETFs, which are more liquid than options, to hedge the fund’s benchmark risks and provide optionality to upswings in gold stocks.
World Precious Minerals Fund Strengths
Being underweight Newmont, the largest member of the FTSE Gold Mines Index, was our best call on relative performance as it significantly underperformed its index peers. Newmont moved to purchase Newcrest Mining to create the largest gold mining company in the world.
Being underweight Franco-Nevada was our second biggest contributor to fund performance. Franco-
Nevada’s largest precious metal stream in their portfolio has been compromised by the Panamanian shutdown of the Cobre Panama Mine operated by First Quantum Minerals in the fourth quarter of
2023.
Radisson Mining Resources was our third largest contributor to performance, with a near doubling of its share price over the year with its updated resource statement for the O’Brien project that doubled the resource ounces to just under one million ounces of gold and raised the gold grades by nearly
50%.
Gold and Precious Metals Fund Strengths
Being underweight Newmont, the largest member of the FTSE Gold Mines Index, was our best call on relative performance as it significantly underperformed its index peers. Newmont moved to purchase Newcrest Mining to create the largest gold mining company in the world.
Owning Emerald Resources, which just began ramping up production this year, was one of the largest price gainers in 2023 and was the second largest contributor to the fund’s performance.
The next best contributor to performance was Resolute Mining, which replaced their senior executive in the prior year. The company appears to have delivered a turnaround with a return to profitability in first half of 2023, following two years of losses.
World Precious Minerals Fund Weaknesses
Arizona Metals had the most significant impact to performance, due to position size, as it declined in line with other exploration and development companies over the course of the year. Because Arizona
Metals has sufficient cash to continue to fund its exploration program at the Kay Mine, initially developed by Exxon Mobil, for the next two and half years at their current burn rate of $4 million per quarter, the company is much better positioned to advance their project with no dilution in the near term.
TriStar Gold was our second heaviest burden in 2023, due to position size rather than poor performance relative to its peers. Tristar had limited exploration results to release as management was focused on moving the perming process forward for the Castelo de Sonhos gold project in Pará
State, Brazil. In November, a milestone was achieved with the public hearing for the granting of the
Preliminary License to operate a mine. There is no formal timeline for the approval of permits, but there is significant community support for the project. TriStar believes Q1 2024 is appropriate. Brazil is a mining friendly country and TriStar will have finally de-risked the project to shovel ready status, suitable for an acquisition.
Barksdale Resources was the third largest contributor to the fund’s underperformance due to its position size as relative price weakness was like its peers. Barksdale’s property boundary with
South32’s Talor Deposit, a couple hours south of Phoenix, was purchased from Arizona Mining for
$1.6 billion. There is an historic existing drill hole that documents the ore body being under their land too. Permitting with the U.S. Forest Service delayed the drilling on the property until November
2023.

Precious Metals and Minerals Funds
(unaudited)
Gold and Precious Metals Fund Weaknesses
K92 Mining was our third best performer in 2022, but in 2023 it was our largest burden. The company’s first quarter gold production of 2023 was impacted by temporarily challenging ground conditions, and they lost eight days of production at the end of the second quarter due to an underground vehicle incident. K92 Mining is self-funding its third growth expansion and the two production issues led some investors to sell off the stock, fearing K92 would need to raise equity. The company finished the year without raising equity and had a very strong finish to the year with their fourth-quarter results.
Gold Fields’ larger weighting in the benchmark resulted in lost opportunity.
The third worst contributor to relative performance was underweighting Newcrest Mining, which received a takeout offer from Newmont Corp.
Current Outlook
World Precious Minerals Fund Opportunities
Current precious metal company valuations (especially junior names) are near record lows and present a compelling entry point for investors looking to capture long-term value. The VanEck
Vectors Junior Gold Miners ETF (GDXJ) is four standard deviations below the level implied by a
10-year daily regression with the gold price primed for a re-rate as precious metals come back into vogue through the next part of the market cycle.
Yamana Gold’s founder Peter Marrone commented that the gold sector will likely see more mergers and acquisitions (M&A) as miners look to maintain margins in a higher-cost and lower gold-grade environment. He says: The “gold price today is roughly where it was in late 2020… but interestingly the margins have decreased quite substantially for almost all of the companies… It seems to me that we are going into universally, lower grades, higher costs, inflationary impacts.”
With some signs of relief in inflationary pressures on operating costs, investors should start to consider rotating from the higher valued streamers (that are insulated from inflationary pressures in costs due to the nature of their business) into the lower valued operators. This is because: (1)
companies have started to see easing of inflationary pressures in various input costs, which should be fully reflected in their costs once the higher cost inventories are drawn down; and (2) companies are expecting higher volumes, which should also help with the costs.
Gold Precious Metals Fund Opportunities
A declining dollar could be a positive force for the gold price. The greenback has weakened as U.S.
interest rates are near a peak and the Federal Reserve’s aggressive tightening begins to take a toll on the world’s largest economy. Interest rates could fall in 2024.
The merger of Newmont and Newcrest will result in the largest gold company in the world, with a combined market cap of $57 billion, producing 8.0-8.5 million ounces gold per annum at an all-in sustaining cost (AISC) of $1,065 per ounce. The company will have total gold reserves of 155 million ounces and total resources of 333 million ounces, and a mine life of 17 years. The proposed offer appears accretive to net asset value (NAV) and relatively neutral to near-term financial metrics, based on consensus estimates.
Measured using the ratio of gold prices to S&P 500 total returns, the yellow metal has comfortably come out on top from the start to the end of each of the past three U.S. recessions. During the
2000 recession, the ratio went from 0.15 to 0.17 over the period defined by the National Bureau of
Economic Research (NBER). During the global financial crisis, it nearly doubled from 0.34 to 0.62, and in the Covid recession, it climbed from 0.23 to 0.28.

Precious Metals and Minerals Funds
(unaudited)
World Precious Minerals Fund Threats
Mali has adopted a new mining code following prior reports that proposed changes were in the works to increase state ownership in new projects from 20% to 35%. B2Gold recently noted that its Fekola mine in Mali is governed by the 2012 mining code, so would not be susceptible to changes under any future mining code.
Morgan Stanley’s historical analysis on gold, which has focused on real yields versus real gold price, has been shifting. Running this analysis had an R2 of 92% in 2018-21, which fell to 63% in 2022 and is now just 30%. This would imply gold somewhere below $1,300 per ounce.
According to Bank of America notes for diamonds, they think that higher rates and weaker growth could put the consumer under pressure which translates to less diamond demand and downward pressure on prices. They now model slower price recovery. There key issues for near term outlook:
1) Mid-stream de-stocking. 2) U.S. recession risk. 3) Lab grown diamonds.
Gold and Precious Metals Fund Threats
Gold purchases in India dropped to the lowest level since the Covid-19 pandemic hit the second-
biggest consuming nation, with high domestic prices deterring buyers. Indians bought between 650 and 750 tons of the precious metal in 2023. The range is lower than the 774 tons bought in 2022 and the least since the 446 tons purchased in 2020.
Most companies assumed inflationary pressures seen in 2023 would persist into 2024, but slowly taper off thereafter. Newmont's five-year outlook sees long-run cash costs increasing $50 per ounce, or around 7% from the prior guide, and sustaining capex up $175 million annually. Higher gold prices will be needed to offset this.
Palladium dropped to the lowest levels in five years as demand faltered amid a slowdown in car sales, the rise of electric vehicles and as users switched to cheaper platinum. The metal, which is almost entirely used in catalytic converters that curb emissions, may slump as slowing economic growth hurts global auto sales.

Precious Metals and Minerals Funds
(unaudited)
The section labeled Portfolio of Investments contains a complete list of the funds’ holdings.
World Precious Minerals Fund
Summary information above may differ from the portfolio schedule included in the financial statements due to the use of different classifications of securities for presentation purposes.
Top 10 Equity Holdings (Based on Net Assets)
December 31, 2023
Nano One Materials Corp. 11.49%
Advanced Materials/Production
K92 Mining, Inc. 8.28%
Gold Mining
TriStar Gold, Inc. 4.58%
Gold Mining
Arizona Metals Corp. 4.31%
Precious Metals
Ivanhoe Mines, Ltd. 3.97%
Metal - Diversified
Dolly Varden Silver Corp. 3.82%
Precious Metals
Radisson Mining Resources, Inc. 3.27%
Gold Mining
Asante Gold Corp. 3.09%
Gold Mining
Vizsla Silver Corp. 2.98%
Silver Mining
Barksdale Resources Corp. 2.40%
Diamonds/Precious Stones
Total Top 10 Equity Holdings 48.19%
Portfolio Allocation by Industry*
Based on Total Investments
December 31, 2023
Gold Mining 43.0%
Precious Metals 18.9%
Advanced Materials/Production 11.8%
Metal - Diversified 7.6%
Silver Mining 6.7%
Diversified Minerals 3.8%
Other 8.2%
Total 100.0%

Precious Metals and Minerals Funds
(unaudited)
Gold and Precious Metals Fund
Summary information above may differ from the portfolio schedule included in the financial statements due to the use of different classifications of securities for presentation purposes.
Top 10 Equity Holdings (Based on Net Assets)
December 31, 2023
K92 Mining, Inc. 11.54%
Gold Mining
Aya Gold & Silver, Inc. 7.48%
Silver Mining
Lundin Gold, Inc. 3.32%
Gold Mining
Vox Royalty Corp. 3.16%
Metal - Diversified
Harmony Gold Mining Co., Ltd., ADR 3.14%
Gold Mining
Alamos Gold, Inc. 3.10%
Gold Mining
Emerald Resources NL 2.62%
Real Estate Operating/Development
Ivanhoe Mines, Ltd. 2.58%
Metal - Diversified
Agnico Eagle Mines, Ltd. 2.24%
Gold Mining
Resolute Mining, Ltd. 2.16%
Gold Mining
Total Top 10 Equity Holdings 41.34%
Portfolio Allocation by Industry*
Based on Total Investments
December 31, 2023
Gold Mining 60.7%
Silver Mining 9.8%
Metal - Diversified 8.1%
Precious Metals 7.1%
Mining Services 3.8%
Other 10.5%
Total 100.0%

Portfolio of Investments

See notes to portfolios of investments and notes to financial statements.
December 31, 2023
U.S. Government Securities Ultra-Short Bond Fund
United States Government and Agency
Obligations 91.26%
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Federal Farm Credit Bank 18.90%
Fixed Rates:
5.57 07/05/24 $ 2,000,000 $ 2,000,040
0.47 11/18/24 2,000,000 1,924,365
5.34 05/28/26 2,000,000 1,994,969
5,919,374
Federal Home Loan Bank 25.09%
Fixed Rates:
5.17 03/08/24 1,000,000 999,561
5.15 04/12/24 1,000,000 999,184
5.00 04/25/24 1,500,000 1,497,260
4.63 12/13/24 1,000,000 997,912
5.35 12/30/24 2,000,000 1,994,877
1.11 10/28/26 1,500,000 1,372,606
7,861,400
Federal Home Loan Mortgage Corp. 47.27%
Fixed Rates:
3.06 05/29/24 5,000,000 4,956,277
2.40 03/28/25 5,000,000 4,883,870
4.05 08/28/25 5,000,000 4,969,057
14,809,204
Investments, at value 91.26% 28,589,978
(cost $28,502,468 )
Other assets and liabilities, net 8.74% 2,737,970
Net Assets 100.00% $ 31,327,948

Portfolio of Investments

See notes to portfolios of investments and notes to financial statements.
December 31, 2023
Near-Term Tax Free Fund
Municipal Bonds 91.79%
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Alabama 1.93%
Alabama Community College System,
Alabama, Refunding, RB BAM 4.00 11/01/24 $ 185,000 $ 186,122
Alabaster Board of Education, Alabama,
Prefunding, Special Tax Bond AGM 5.00 09/01/44 300,000 303,796
489,918
Arizona 1.61%
City of Mesa AZ, Arizona, Refunding, GO
Limited 4.00 07/01/25 400,000 408,216
California 3.40%
City of Milpitas CA Wastewater Revenue,
California, Refunding, RB 5.00 11/01/24 350,000 356,484
East Side Union High School District,
California, GO Unlimited AGM 5.00 08/01/24 200,000 202,433
State of California, California, Refunding, GO
Unlimited 5.00 08/01/24 300,000 303,874
862,791
Colorado 3.49%
City of Glendale CO, Colorado, Refunding, COP
AGM 5.00 12/01/25 510,000 525,131
Colorado Health Facilities Authority, Colorado,
Refunding, RB 5.00 10/01/25 350,000 360,461
885,592
Connecticut 2.56%
State of Connecticut, Connecticut, GO
Unlimited 4.00 06/15/24 235,000 236,111
State of Connecticut, Connecticut, Refunding,
GO Unlimited 5.00 05/15/27 200,000 211,326
Town of Simsbury CT, Connecticut, Refunding,
GO Unlimited 5.00 08/01/24 200,000 202,687
650,124
Florida 2.83%
Port St Lucie Community Redevelopment
Agency, Florida, Refunding, Tax
Allocation Bond 5.00 01/01/25 705,000 719,987
Georgia 1.23%
Grady County School District, Georgia, GO
Unlimited 5.00 10/01/25 300,000 311,453

Portfolio of Investments

See notes to portfolios of investments and notes to financial statements.
December 31, 2023
Near-Term Tax Free Fund
Municipal Bonds (cont’d)
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Hawaii 0.73%
State of Hawaii, Hawaii, Refunding, GO
Unlimited 5.00 10/01/27 $ 175,000 $ 185,683
Illinois 3.17%
Chicago Park District, Illinois, Refunding, GO
Limited, Series B 5.00 01/01/24 500,000 500,000
Cook County Township High School District No.
225, Illinois, Refunding, GO Unlimited 5.00 12/01/24 300,000 305,446
805,446
Indiana 1.79%
Northwestern School Corp., Indiana, GO
Limited 5.00 01/15/26 150,000 155,856
South Henry Multi School Building Corp.,
Indiana, RB 5.00 07/15/24 125,000 126,275
Warrick County Redevelopment District,
Indiana, Refunding, Tax Allocation Bond 4.00 08/01/25 170,000 172,798
454,929
Iowa 1.16%
Iowa Finance Authority, Iowa, Refunding, RB 5.00 02/15/25 290,000 295,312
Kansas 0.67%
City of Lawrence KS, Kansas, GO Unlimited 3.25 09/01/27 170,000 170,239
Kentucky 2.81%
Campbellsville Independent School District
Finance Corp., Kentucky, RB 4.00 08/01/25 165,000 167,435
City of Ashland KY, Kentucky, Refunding, GO
Unlimited AGM 5.00 01/01/25 300,000 305,963
Kentucky Bond Development Corp., Kentucky,
Refunding, RB 5.00 05/01/25 235,000 240,840
714,238
Louisiana 1.15%
Louisiana Housing Corp., Louisiana, RB FHLMC 2.15 12/01/24 295,000 290,929

Portfolio of Investments

See notes to portfolios of investments and notes to financial statements.
December 31, 2023
Near-Term Tax Free Fund
Municipal Bonds (cont’d)
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Massachusetts 4.22%
Commonwealth of Massachusetts Federal
Highway Grant Anticipation Note
Revenue, Massachusetts, RB 5.00 06/15/25 $ 250,000 $ 252,529
Massachusetts Development Finance Agency,
Massachusetts, Refunding, RB 4.00 04/01/25 250,000 253,517
Massachusetts Port Authority, Massachusetts,
Refunding, RB 5.00 07/01/24 560,000 565,805
1,071,851
Michigan 2.71%
Great Lakes Water Authority Water Supply
System Revenue, Michigan, Refunding,
RB 5.00 07/01/26 365,000 385,072
Michigan Finance Authority, Michigan, RB
AGM 5.00 07/01/26 300,000 302,313
687,385
Minnesota 5.80%
City of St Cloud MN, Minnesota, Refunding, RB 5.00 05/01/24 185,000 186,083
City of Thief River Falls MN, Minnesota,
Refunding, GO Unlimited 2.00 02/01/24 150,000 149,785
County of Chisago MN, Minnesota, GO
Unlimited 2.00 02/01/27 1,175,000 1,136,352
1,472,220
Mississippi 0.50%
County of Madison MS, Mississippi, GO
Unlimited 4.50 11/01/25 125,000 126,645
Missouri 0.80%
St Louis Land Clearance for Redevelopment
Authority, Missouri, RB 4.00 07/15/25 200,000 203,479
Nebraska 1.21%
Nebraska Public Power District, Nebraska,
Refunding, RB 5.00 01/01/25 300,000 306,170
Nevada 1.19%
Clark County Water Reclamation District,
Nevada, Refunding, GO Limited 5.00 07/01/24 300,000 303,095
New Hampshire 0.79%
City of Portsmouth NH, New Hampshire, GO
Unlimited 4.00 06/15/24 200,000 200,963

Portfolio of Investments

See notes to portfolios of investments and notes to financial statements.
December 31, 2023
Near-Term Tax Free Fund
Municipal Bonds (cont’d)
Coupon
Rate %
Maturity
Date
Principal
Amount Value
New Jersey 5.45%
City of Asbury Park NJ, New Jersey, GO
Unlimited Notes 4.75 01/17/24 $ 470,000 $ 470,161
Middlesex County Improvement Authority, New
Jersey, RB 5.00 07/01/25 425,000 439,350
Township of North Bergen NJ, New Jersey, GO
Unlimited Notes 4.00 04/24/24 225,000 225,508
Township of Vernon NJ, New Jersey,
Refunding, GO Unlimited 4.00 01/01/24 250,000 250,000
1,385,019
New Mexico 2.57%
City of Rio Rancho NM, New Mexico, GO
Unlimited 5.00 08/01/27 600,000 651,618
New York 2.73%
City of New York NY, New York, Refunding, GO
Unlimited 5.00 08/01/25 250,000 259,158
City of New York NY, New York, Refunding, GO
Unlimited 5.00 08/01/26 200,000 212,348
Port Authority of New York & New Jersey,
New York, Refunding, RB 5.00 10/01/25 215,000 221,833
693,339
Ohio 1.12%
Kettering City School District, Ohio, Refunding,
GO Unlimited 5.00 12/01/24 280,000 284,982
Oklahoma 5.51%
Cleveland County Independent School District
No. 29 Norman, Oklahoma, GO Unlimited 3.00 05/01/24 415,000 414,661
Grady County School Finance Authority,
Oklahoma, RB 5.00 09/01/24 225,000 227,551
Tulsa Public Facilities Authority, Oklahoma, RB 5.00 06/01/24 750,000 755,996
1,398,208
Oregon 1.45%
City of Ashland OR, Oregon, GO Limited 2.38 10/01/26 200,000 192,152
Klamath Falls Intercommunity Hospital
Authority, Oregon, Refunding, RB 4.00 09/01/24 175,000 175,542
367,694

Portfolio of Investments

See notes to portfolios of investments and notes to financial statements.
December 31, 2023
Near-Term Tax Free Fund
Municipal Bonds (cont’d)
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Pennsylvania 3.66%
Commonwealth of Pennsylvania, Pennsylvania,
Refunding, GO Unlimited, First Series 5.00 08/15/25 $ 310,000 $ 321,616
Commonwealth of Pennsylvania, Pennsylvania,
GO Unlimited, Second Series 5.00 09/15/24 300,000 304,554
Pittsburgh Water & Sewer Authority,
Pennsylvania, RB AGM 5.00 09/01/24 300,000 303,579
929,749
South Carolina 3.27%
City of Tega Cay SC, South Carolina, Refunding,
GO Unlimited 2.25 04/01/25 335,000 329,556
Piedmont Municipal Power Agency, South
Carolina, Refunding, RB NATL
 ◊
3.75 01/01/24 500,000 500,000
829,556
South Dakota 0.54%
South Dakota Health & Educational Facilities
Authority, South Dakota, Refunding, RB 5.00 09/01/24 135,000 136,345
Tennessee 0.99%
Metropolitan Government of Nashville &
Davidson County TN, Tennessee, GO
Unlimited 5.00 07/01/24 250,000 252,591
Texas 9.93%
City of Austin TX, Texas, Refunding, GO Limited 5.00 09/01/24 215,000 218,018
City of Denton TX, Texas, GO Limited 4.00 02/15/26 265,000 272,253
City of Denton TX, Texas, Refunding, GO
Limited 5.00 02/15/27 400,000 430,439
City of League City TX, Texas, Refunding, GO
Limited 5.00 02/15/24 250,000 250,582
Harris County Water Control & Improvement
District No. 21, Texas, GO Unlimited
BAM 4.00 09/01/24 1,000,000 1,004,532
Lower Colorado River Authority, Texas,
Refunding, RB 5.00 05/15/27 195,000 199,421
University of Houston, Texas, Refunding, RB 5.00 02/15/24 145,000 145,349
2,520,594
Utah 2.11%
County of Utah UT, Utah, RB 5.00 05/15/24 250,000 251,618
Jordan Valley Water Conservancy District,
Utah, Refunding, RB 5.00 10/01/24 280,000 284,532
536,150

Portfolio of Investments

See notes to portfolios of investments and notes to financial statements.
December 31, 2023
Near-Term Tax Free Fund
Municipal Bonds (cont’d)
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Vermont 1.54%
University of Vermont and State Agricultural
College, Vermont, Refunding, RB 5.00 10/01/24 $ 385,000 $ 390,803
Virginia 0.91%
Virginia Commonwealth Transportation Board,
Virginia, RB 5.00 05/15/25 225,000 232,092
Washington 2.61%
City of Seattle WA Municipal Light & Power
Revenue, Washington, Refunding, RB 5.00 10/01/24 240,000 243,992
King County Fire Protection District No. 45,
Washington, GO Unlimited 4.00 12/01/25 260,000 265,231
King County Housing Authority, Washington,
Refunding, RB 4.00 06/01/27 150,000 154,162
663,385
Wisconsin 1.65%
Village of Hartland WI, Wisconsin, Refunding,
GO Unlimited 3.00 06/01/24 420,000 419,490
Investments, at value 91.79% 23,308,280
(cost $23,395,093 )
Other assets and liabilities, net 8.21% 2,085,349
Net Assets 100.00% $ 25,393,629

Portfolio of Investments

See notes to portfolios of investments and notes to financial statements.
December 31, 2023
Global Luxury Goods Fund
d
Common Stocks 87.28% Shares Value
Apparel Manufacturers 12.33%
Burberry Group PLC 18,800 $ 339,094
Capri Holdings, Ltd.
 *
1,500 75,360
Christian Dior SE 585 458,102
Deckers Outdoor Corp.
 *
1,200 802,116
Hermes International SCA 1,702 3,617,628
Kering SA, ADR 9,200 407,008
PRADA SpA 22,000 125,797
5,825,105
Athletic Footwear 0.23%
On Holding AG, Class A
 *
4,000 107,880
Automotive - Cars & Light Trucks 15.85%
Bayerische Motoren Werke AG 21,300 2,370,087
Ferrari NV 7,200 2,436,696
Mercedes-Benz Group AG, ADR 25,000 431,000
Porsche Automobil Holding SE, ADR 87,000 440,220
Volkswagen AG 13,850 1,812,341
7,490,344
Beverages - Wine/Spirits 5.12%
Constellation Brands, Inc., Class A 7,350 1,776,862
Remy Cointreau SA 5,050 644,153
2,421,015
Building - Residential/Commercial 1.35%
Toll Brothers, Inc. 6,200 637,298
Casino Hotels 3.08%
Las Vegas Sands Corp. 29,550 1,454,155
Cosmetics & Toiletries 3.63%
Coty, Inc., Class A
 *
79,000 981,180
The Estee Lauder Cos., Inc. 5,000 731,250
1,712,430
Cruise Lines 4.01%
Carnival Corp.
 *
45,200 838,008
Norwegian Cruise Line Holdings, Ltd.
 *
47,000 941,880
Royal Caribbean Cruises, Ltd.
 *
900 116,541
1,896,429
Diversified Banking Institution 5.62%
JPMorgan Chase & Co. 6,800 1,156,680
UBS Group AG 48,500 1,498,650
2,655,330

Portfolio of Investments

See notes to portfolios of investments and notes to financial statements.
December 31, 2023
Global Luxury Goods Fund
Common Stocks (cont’d) Shares Value
Diversified Minerals 0.11%
Calibre Mining Corp.
 *
50,000 $ 51,319
Energy - Alternate Sources 0.00%
Pacific Green Energy Corp.
 #*@
100,000 0
Finance - Mortgage Loan/Banker 0.00%
Lendified Holdings, Inc.
 #*@
1,116,560 0
Footwear & Related Apparel 0.96%
Tod's SpA
 *
12,000 452,696
Gold Mining 6.04%
Centerra Gold, Inc. 18,000 107,453
Dundee Precious Metals, Inc. 35,500 227,191
Franco-Nevada Corp. 3,600 398,916
New Gold, Inc.
 *
35,000 51,100
Osisko Gold Royalties, Ltd. 31,000 442,680
Perseus Mining, Ltd. 100,000 125,783
Royal Gold, Inc. 3,250 393,120
Silver Lake Resources, Ltd.
 *
468,000 378,713
Torex Gold Resources, Inc.
 *
35,000 386,174
Westgold Resources, Ltd.
 *
230,000 341,006
2,852,136
Home Furnishings 1.95%
Tempur Sealy International, Inc. 18,100 922,557
Hotels & Motels 7.36%
Accor SA 18,200 696,625
InterContinental Hotels Group PLC 10,700 964,882
Marriott International, Inc., Class A 8,050 1,815,356
3,476,863
Oil Companies - Exploration & Production 0.08%
NG Energy International Corp., 144A
 #*∆
50,000 37,357
Private Equity 2.55%
KKR & Co., Inc. 14,550 1,205,467
Real Estate Operating/Development 0.00%
Infrastructure Ventures, Inc.
 #*@+
426,533 0
Retail - Apparel/Shoe 5.49%
Brunello Cucinelli SpA 4,750 464,894
Industria de Diseno Textil SA 23,500 1,025,401
Lululemon Athletica, Inc.
 *
300 153,387
Zalando SE
 *
40,200 951,715
2,595,397

Portfolio of Investments

See notes to portfolios of investments and notes to financial statements.
December 31, 2023
Global Luxury Goods Fund
Common Stocks (cont’d) Shares Value
Retail - Jewelry 5.86%
Cie Financiere Richemont SA 20,030 $ 2,766,626
Silver Mining 0.16%
Fortuna Silver Mines, Inc.
 *
20,000 77,200
Textile - Apparel 5.50%
LVMH Moet Hennessy Louis Vuitton SE, ADR 15,986 2,596,926
Total Common Stocks 41,234,530
(cost $39,283,938)
Corporate Non-Convertible Bond 1.63%
Coupon
Rate %
Maturity
Date
Principal
Amount
Gold Mining 1.63%
Aris Gold Corp. 7.50 08/26/27 $ 712,933 769,968
(cost $712,857)
Call Option Purchased 0.08%
Strike
Price
Exp.
Date
Notional
Contract
Value Contracts
Athletic Footwear 0.08%
NIKE, Inc. $ 115.00 03/24 $ 2,300,000 200 40,600
(premiums paid $56,821 )
Investments, at value 88.99% 42,045,098
(cost $40,053,616 )
Other assets and liabilities, net 11.01% 5,199,499
Net Assets 100.00% $ 47,244,597

Portfolio of Investments

See notes to portfolios of investments and notes to financial statements.
December 31, 2023
Global Resources Fund
Common Stocks 88.26% Shares Value
Advanced Materials/Production 1.94%
Nano One Materials Corp.
 *
325,000 $ 591,110
Neo Performance Materials, Inc. 50,000 287,913
879,023
Agricultural Chemicals 1.60%
CF Industries Holdings, Inc. 5,500 437,250
OCI NV 10,000 289,814
727,064
Agricultural Operations 0.44%
Wide Open Agriculture, Ltd.
 *
1,750,000 197,333
Chemicals - Diversified 0.00%
Base Carbon, Inc.
 *
1,789 634
Chemicals - Specialty 0.88%
Daqo New Energy Corp., ADR
 *
15,000 399,000
Coal 0.80%
Caribbean Resources Corp.
 #*@
2,148,176 0
Peabody Energy Corp. 15,000 364,800
364,800
Diamonds/Precious Stones 1.30%
Barksdale Resources Corp.
 *
1,600,000 501,113
Lucara Diamond Corp.
 *
300,000 87,167
588,280
Diversified Minerals 6.49%
Arianne Phosphate, Inc.
 *
750,000 147,164
Atlas Lithium Corp.
 *
4,000 125,120
Core Assets Corp., 144A
 #*∆
600,000 95,091
Critical Elements Lithium Corp.
 *
150,000 105,279
E3 Lithium, Ltd.
 *
200,000 333,572
Global Lithium Resources, Ltd.
 *
125,000 102,618
Group 6 Metals, Ltd.
 *
800,000 44,173
IberAmerican Lithium Corp.
 *
1,000,000 132,070
Legacy Lithium Corp.
 #*@
100,000 2,106
Leo Lithium, Ltd.
 #*@
700,000 240,893
Li-FT Power, Ltd.
 *
50,000 232,067
Lithium Royalty Corp.
 *
821 5,502
NGX, Ltd.
 *
109,090 10,794
Nio Strategic Metals, Inc.
 *
3,325,000 301,121
Nio Strategic Metals, Inc., 144A
 #*∆
362,069 32,790
Northern Graphite Corp.
 *
500,000 75,469
Sigma Lithium Corp.
 *
8,000 252,240
Standard Lithium, Ltd.
 *
75,000 151,500

Portfolio of Investments

See notes to portfolios of investments and notes to financial statements.
December 31, 2023
Global Resources Fund
Common Stocks (cont’d) Shares Value
Diversified Minerals (cont’d)
Surge Battery Metals, Inc.
 *
250,000 $ 149,051
Volt Lithium Corp.
 *
1,000,000 169,805
VR Resources, Ltd.
 *
500,000 32,074
Winsome Resources, Ltd.
 *
150,000 107,246
Wolfden Resources Corp.
 *
1,825,000 96,411
2,944,156
Electric - Generation 0.79%
Clearway Energy, Inc. 13,000 356,590
Energy - Alternate Sources 0.60%
Canadian Solar, Inc.
 *
10,000 262,300
Pacific Green Energy Corp.
 #*@~
2,400,000 0
Zinc8 Energy Solutions, Inc.
 *
100,000 10,188
272,488
Enterprise Software/Services 7.30%
Abaxx Technologies, Inc.
 *
300,000 2,956,869
Base Carbon, Inc.
 *
1,000,000 354,704
3,311,573
Gas - Distribution 0.99%
Centrica PLC 250,000 448,176
Gold Mining 10.31%
Agnico Eagle Mines, Ltd. 5,000 274,250
Centerra Gold, Inc. 60,000 358,175
Collective Mining, Ltd.
 *
75,000 239,425
EnviroGold Global, Ltd., 144A
 #*∆
75,000 10,188
Firefinch, Ltd.
 #*@
1,000,000 61,330
Horizonte Minerals PLC
 *
100,000 14,012
Horizonte Minerals PLC
 *
50,800 7,284
Iris Metals, Ltd.
 *
400,000 252,462
K92 Mining, Inc.
 *
200,000 982,604
Montage Gold Corp.
 *
750,000 401,872
New Gold, Inc.
 *
150,000 219,000
OceanaGold Corp. 300,000 575,073
Osisko Gold Royalties, Ltd. 15,000 214,200
Royal Road Minerals, Ltd.
 *
5,500,000 415,079
Silver Tiger Metals, Inc.
 *
1,000,000 128,297
Torex Gold Resources, Inc.
 *
45,000 496,510
Western Atlas Resources, Inc.
 *
2,000,000 26,414
4,676,175
Independent Power Producer 0.83%
Atlantica Sustainable Infrastructure PLC 17,500 376,250

Portfolio of Investments

See notes to portfolios of investments and notes to financial statements.
December 31, 2023
Global Resources Fund
Common Stocks (cont’d) Shares Value
Industrial Gases 1.81%
Linde PLC 2,000 $ 821,420
Investment Companies 0.81%
Contango Holdings PLC
 *
10,502,248 368,027
Metal - Copper 2.21%
Arizona Sonoran Copper Co., Inc.
 *
450,000 594,317
Kutcho Copper Corp.
 *
850,000 70,563
Meridian Mining UK Societas
 *
400,000 114,713
Trigon Metals, Inc.
 *
1,250,000 221,690
1,001,283
Metal - Diversified 14.70%
Electra Battery Materials Corp.
 *
300,000 113,203
Electra Battery Materials Corp., 144A
 #*∆
55,555 20,963
Filo Corp.
 *
150,000 2,389,721
GoviEx Uranium, Inc., 144A
 #*∆
58,000 6,566
Ivanhoe Electric, Inc./US
 *
16,499 166,310
Ivanhoe Mines, Ltd.
 *
315,000 3,054,790
Juno Corp., 144A
 #*@∆
200,000 301,876
Nubian Resources, Ltd.
 *
250,000 9,905
Orsu Metals Corp., 144A
 #*@∆
14,761 0
Sovereign Metals, Ltd.
 *
600,000 188,423
Vox Royalty Corp. 200,000 412,000
6,663,757
Metal - Iron 0.00%
Consolidated Growth Holdings, Ltd.
 #*@
19,859,173 0
Mining Services 0.76%
Cordoba Minerals Corp.
 *
58,823 14,872
Defense Metals Corp.
 *
2,250,000 331,119
345,991
Natural Resource Technology 0.28%
I-Pulse, Inc., 144A
 #*@+∆
15,971 126,171
Non-Ferrous Metals 3.36%
Cameco Corp. 5,000 215,500
Denison Mines Corp.
 *
150,000 265,500
Encore Energy Corp.
 *
200,000 786,386
InZinc Mining, Ltd.
 *
2,000,000 26,414
Sterling Group Ventures, Inc., 144A
 #*@∆
500,000 0
Ur-Energy, Inc.
 *
150,000 231,000
1,524,800

Portfolio of Investments

See notes to portfolios of investments and notes to financial statements.
December 31, 2023
Global Resources Fund
Common Stocks (cont’d) Shares Value
Oil - Field Services 2.18%
Halliburton Co. 10,000 $ 361,500
Schlumberger NV 12,000 624,480
985,980
Oil - US Royalty Trusts 6.56%
Black Stone Minerals LP 50,000 798,000
Deterra Royalties, Ltd. 200,000 718,545
Kimbell Royalty Partners LP 55,000 827,750
Viper Energy, Inc. 20,000 627,600
2,971,895
Oil Companies - Exploration & Production 12.07%
APA Corp. 10,000 358,800
Chesapeake Energy Corp. 7,500 577,050
Chord Energy Corp. 2,000 332,460
ConocoPhillips 1,500 174,105
Freehold Royalties, Ltd. 30,000 309,951
LNG Energy Group Corp.
 *
1,100,000 190,936
Marathon Oil Corp. 17,500 422,800
New Stratus Energy, Inc.
 *
1,700,000 1,013,547
NG Energy International Corp.
 #*
700,000 522,999
NG Energy International Corp., 144A
 #*∆
200,000 149,428
Occidental Petroleum Corp. 10,000 597,100
Permian Resources Corp. 15,000 204,000
Range Resources Corp. 10,000 304,400
Source Rock Royalties, Ltd. 500,000 313,196
5,470,772
Oil Companies - Field Services 0.84%
Select Water Solutions, Inc., Class A 50,000 379,500
Oil Refining & Marketing 1.77%
Marathon Petroleum Corp. 3,000 445,080
Valero Energy Corp. 2,750 357,500
802,580
Paper & Related Products 0.87%
Sylvamo Corp. 8,000 392,880
Pipelines 2.82%
Cheniere Energy, Inc. 7,500 1,280,325
Precious Metals 0.47%
Brixton Metals Corp.
 *
2,000,000 211,313

Portfolio of Investments

See notes to portfolios of investments and notes to financial statements.
December 31, 2023
Global Resources Fund
Common Stocks (cont’d) Shares Value
Real Estate Operating/Development 0.86%
Infrastructure Ventures, Inc.
 #*@+
7,443,544 $ 0
Revival Gold, Inc.
 *
1,500,000 390,551
390,551
Retail - Jewelry 0.37%
Mene, Inc.
 *
750,000 169,805
Silver Mining 0.35%
Vizsla Silver Corp.
 *
125,000 159,428
Steel - Producers 0.90%
Cleveland-Cliffs, Inc.
 *
20,000 408,400
Total Common Stocks 40,016,420
(cost $81,900,175)
Corporate Convertible Bond 1.12%
Coupon
Rate %
Maturity
Date
Principal
Amount
Investment Companies 1.12%
Contango Holdings PLC, 144A
 #@∆
0.00 01/16/24 $ 400,000 509,860
(cost $508,120)
Corporate Non-Convertible Bonds 3.26%
Gold Mining 2.08%
Aris Gold Corp. 7.50 08/26/27 873,375 943,245
Oil Companies - Exploration & Production 1.18%
NG Energy International Corp.
 #
8.00 05/20/27 750,000 534,886
Total Corporate Non-Convertible Bonds 1,478,131
(cost $1,460,481)
Exchange Traded Funds 1.41% Shares
Breakwave Dry Bulk Shipping ETF
 *
300 3,468
Direxion Daily Gold Miners Index Bull 2X Shares ETF 191 6,643
Direxion Daily Junior Gold Miners Index Bull 2X Shares ETF 203 6,879
Direxion Hydrogen ETF 1,735 21,219
ETFMG Prime Junior Silver Miners ETF 2,900 29,000
First Trust Global Wind Energy ETF 1,000 16,480
Global X Copper Miners ETF 2,000 75,000
Global X Lithium & Battery Tech ETF 700 35,658
Global X Silver Miners ETF 800 22,696
Global X Uranium ETF 1,100 30,459
Global X US Infrastructure Development ETF 1,000 34,460

Portfolio of Investments

See notes to portfolios of investments and notes to financial statements.
December 31, 2023
Global Resources Fund
Exchange Traded Funds (cont’d) Shares Value
Grayscale Bitcoin Trust BTC
 *
2,000 $ 69,240
Invesco Solar ETF 300 16,005
iShares Global Clean Energy ETF 2,900 45,153
iShares Silver Trust ETF
 *
1,700 37,026
iShares U.S. Real Estate ETF 400 36,564
KraneShares Global Carbon Strategy ETF 500 18,245
Sprott Physical Uranium Trust
 *
500 10,664
Teucrium Wheat Fund ETF
 *
6,600 39,402
U.S. Natural Gas Fund LP ETF
 *
4,600 23,322
VanEck Rare Earth/Strategic Metals ETF
 *
400 24,620
VanEck Steel ETF 500 36,878
Total Exchange Traded Funds 639,081
(cost $593,769)
Warrants 0.23%
Exercise
Price
Exp.
Date
Diversified Minerals 0.00%
Bradda Head Lithium, Ltd., 144A
 #*@∆
$ 0.21 04/19/24 2,000,000 0
Core Assets Corp., 144A
 #*@∆
0.47 02/17/25 300,000 0
Desert Mountain Energy Corp., 144A
 #*@∆
2.70 03/24/25 300,000 0
IberAmerican Lithium, Inc., 144A
 #*@∆
0.40 09/01/26 500,000 0
Ion Energy, Ltd., 144A
 #*@∆
0.70 04/13/24 225,000 0
Volt Lithium Corp., 144A
 #*@∆
0.33 08/04/25 500,000 0
0
Gold Mining 0.00%
Iris Metals, Ltd.
 #*@
1.50 05/16/25 325,000 0
Investment Companies 0.00%
Contango Holdings PLC, 144A
 #*@∆
0.09 11/07/25 4,583,333 0
Metal - Copper 0.00%
Trigon Metals, Inc., 144A
 #*@∆
0.30 07/12/26 625,000 0
Metal - Diversified 0.00%
Electra Battery Materials Corp., 144A
 #*@∆
1.74 08/11/25 250,000 0
Mining Services 0.15%
Aris Mining Corp.
 *
2.75 07/29/25 370,889 69,976
Oil Companies - Exploration & Production 0.08%
LNG Energy Group, 144A
 #*@∆
0.60 05/05/26 1,000,000 0
NG Energy International Corp.
 *
1.40 05/20/27 300,000 29,433
Source Rock Royalties, Ltd.
 #*
1.25 03/01/24 1,250,000 4,717
34,150
Precious Metals 0.00%
Nova Minerals, Ltd.
 #*@
0.70 04/30/24 16,666 0

Portfolio of Investments

See notes to portfolios of investments and notes to financial statements.
December 31, 2023
Global Resources Fund
Warrants (cont’d)
Exercise
Price
Exp.
Date Shares Value
Real Estate Operating/Development 0.00%
Revival Gold, Inc., 144A
 #*@∆
$ 0.72 05/16/26 250,000 $ 0
Silver Mining 0.00%
Vizsla Silver Corp., 144A
 #*@∆
2.00 11/15/24 62,500 0
Total Warrants 104,126
(cost $94,582 )
Call Options Purchased 0.28%
Strike
Price
Exp.
Date
Notional
Contract
Value Contracts Value
Diversified Minerals 0.00%
Group 6 Metals, Ltd.
 #@
$ 0.28 01/25 $ 11,200,000 400,000 0
Gold Mining 0.14%
Anglogold Ashanti PLC 19.00 01/24 342,000 180 10,800
Newmont Corp. 37.50 01/24 468,750 125 51,250
62,050
Precious Metals 0.14%
Coeur Mining, Inc. 2.50 01/24 212,500 850 64,600
Total Purchased Call Options 126,650
(premiums paid $71,904 )
Investments, at value 94.56% 42,874,268
(cost $84,629,031 )
Other assets and liabilities, net 5.44% 2,464,852
Net Assets 100.00% $ 45,339,120

Portfolio of Investments

See notes to portfolios of investments and notes to financial statements.
December 31, 2023
World Precious Minerals Fund
Common Stocks 94.16% Shares Value
Advanced Materials/Production 11.49%
Nano One Materials Corp.
 *
2,700,000 $ 4,910,758
Chemicals - Diversified 0.00%
Base Carbon, Inc.
 *
15 5
Coal 0.00%
Caribbean Resources Corp.
 #*@
505,453 0
Diamonds/Precious Stones 2.40%
Barksdale Resources Corp.
 *
3,275,000 1,025,716
Diversified Minerals 3.74%
Ascot Resources, Ltd., 144A
 #*∆
6,412 2,371
Desert Gold Ventures, Inc.
 *
750,000 24,056
Erdene Resource Development Corp.
 *
500,000 133,957
Founders Metals, Inc.
 *
180,000 213,275
Gossan Resources, Ltd.
 *
1,250,000 30,659
Indochine Mining, Ltd.
 #*@
10,000 0
Kenorland Minerals, Ltd.
 *
250,000 122,637
Kootenay Resources, Inc.
 #*@
40,000 3,019
Max Resource Corp.
 *
2,250,000 203,766
Minaurum Gold, Inc.
 *
1,000,000 169,805
Northern Graphite Corp.
 *
345,000 52,073
Serra Energy Metals Corp.
 *
2,000,000 75,469
Waraba Gold, Ltd.
 #*~
2,155,000 97,581
Waraba Gold, Ltd., 144A
 #*~∆
6,045,000 273,726
Western Exploration, Inc.
 *
350,000 196,785
1,599,179
Energy - Alternate Sources 0.19%
Iondrive, Ltd.
 *
10,000,000 82,203
Financial Services 0.00%
Tokens.com Corp., 144A
 #*∆
11,123 1,511
Gold Mining 39.40%
Abitibi Metals Corp.
 *
400,000 196,219
Adamera Minerals Corp.
 *
5,470,000 185,767
Adamera Minerals Corp., 144A
 #*∆
119,543 4,060
Allegiant Gold, Ltd.
 *
750,000 73,582
Alpha Exploration, Ltd.
 *
500,000 203,766
Amilot Capital, Inc., 144A
 #*@∆
410,000 0
Angold Resources, Ltd.
 #*@
50,000 3,773
Angus Gold, Inc.
 *
250,000 98,109
Asante Gold Corp.
 *
1,250,000 1,320,705
Awale Resources, Ltd.
 *
1,300,000 132,448
Bellevue Gold, Ltd.
 *
500,000 569,531

Portfolio of Investments

See notes to portfolios of investments and notes to financial statements.
December 31, 2023
World Precious Minerals Fund
Common Stocks (cont’d) Shares Value
Gold Mining (cont’d)
Black Cat Syndicate, Ltd.
 *
1,750,000 $ 297,575
Carolina Rush Corp.
 *
870,000 134,599
Cassiar Gold Corp.
 *
448,000 114,954
Collective Mining, Ltd.
 *
50,000 159,617
Compass Gold Corp.
 *
2,000,000 101,883
Contact Gold Corp.
 *
8,200,000 61,884
Faraday Copper Corp., 144A
 #*∆
43,500 20,682
Freegold Ventures, Ltd.
 *
200,000 78,488
G2 Goldfields, Inc.
 *
700,000 385,646
Gold Bull Resources Corp.
 *
100,000 27,923
Goldshore Resources, Inc.
 *
1,400,000 121,505
Heliostar Metals, Ltd.
 *
1,250,000 264,141
HighGold Mining, Inc.
 *
375,000 96,223
K92 Mining, Inc.
 *
720,000 3,537,376
Karus Gold Corp.
 #*@
375,000 62,262
Kesselrun Resources, Ltd.
 *~
5,000,000 169,805
Lion One Metals, Ltd.
 *
500,000 320,743
Loncor Gold, Inc.
 *
2,600,000 706,388
Maple Gold Mines, Ltd.
 *
1,000,000 52,828
Mawson Gold, Ltd.
 *
1,000,000 271,688
McFarlane Lake Mining, Ltd.
 *
2,500,000 160,371
Moneta Gold, Inc.
 *
100,000 56,602
Montage Gold Corp.
 *
500,000 267,914
Nighthawk Gold Corp., 144A
 #*@∆
200,000 45,281
NV Gold Corp.
 *
1,000,000 18,867
Omai Gold Mines Corp.
 *
3,000,000 169,805
Onyx Gold Corp.
 *
200,000 32,452
Osisko Gold Royalties, Ltd. 15,000 214,200
Osisko Mining, Inc.
 *
125,000 251,877
Radisson Mining Resources, Inc.
 *
9,250,000 1,396,174
Radius Gold, Inc., 144A
 #*∆
125,000 12,735
Ramelius Resources, Ltd. 178,147 204,118
Renegade Gold, Inc.
 *
25,000 7,736
Reunion Gold Corp.
 *
1,500,000 481,114
Roscan Gold Corp.
 *
1,500,000 135,844
Royal Road Minerals, Ltd.
 *
1,500,000 113,203
Sanu Gold Corp.
 *
585,000 39,734
Sanu Gold Corp., 144A
 #*∆
700,000 47,545
Scottie Resources Corp.
 *
2,250,000 331,120
Silver Tiger Metals, Inc.
 *
1,000,000 128,297
Skeena Resources, Ltd.
 *
75,000 365,080
Snowline Gold Corp.
 *
50,000 186,785
Storm Exploration, Inc.
 *
537,500 26,367
Strikepoint Gold, Inc.
 *
2,750,000 93,393
Taurus Gold, Ltd., 144A
 #*@∆
2,448,381 0
Tolu Minerals, Ltd.
 *
317,000 110,170
TriStar Gold, Inc.
 *~
28,800,000 1,956,153

Portfolio of Investments

See notes to portfolios of investments and notes to financial statements.
December 31, 2023
World Precious Minerals Fund
Common Stocks (cont’d) Shares Value
Gold Mining (cont’d)
Viva Gold Corp.
 *
500,000 $ 45,281
Westhaven Gold Corp.
 *
1,000,000 169,805
16,842,193
Metal - Copper 0.77%
Arizona Sonoran Copper Co., Inc.
 *
100,000 132,071
C3 Metals, Inc.
 *
115,384 53,118
Meridian Mining UK Societas
 *
500,000 143,391
328,580
Metal - Diversified 7.45%
Aurion Resources, Ltd.
 *
400,000 147,919
Blackwolf Copper and Gold, Ltd.
 *
500,000 75,469
Cartier Resources, Inc.
 *
750,000 53,772
De Grey Mining, Ltd.
 *
250,000 213,307
FireFly Metals, Ltd.
 *
866,666 370,854
Ivanhoe Mines, Ltd.
 *
175,000 1,697,106
Juno Corp., 144A
 #*@∆
200,000 301,875
Kaizen Discovery, Inc.
 *
800,000 70,941
New Age Metals, Inc., 144A
 #*∆
143,518 4,332
Nubian Resources, Ltd.
 *
500,000 19,811
Orex Minerals, Inc.
 *
700,000 91,129
Orsu Metals Corp., 144A
 #*@∆
186,922 0
RTG Mining, Inc.
 *
3,000,000 61,238
Sirios Resources, Inc.
 *
1,000,000 37,734
Sterling Metals Corp.
 *
1,000,000 37,734
3,183,221
Mining Services 1.45%
Cordoba Minerals Corp.
 *
58,823 14,872
Great Pacific Gold Corp.
 *
450,000 309,045
Orexplore Technologies, Ltd.
 *
267,284 5,819
Summa Silver Corp.
 *
750,000 288,668
618,404
Non-Ferrous Metals 0.06%
InZinc Mining, Ltd.
 *
2,000,000 26,414
Latitude Uranium, Inc.
 *
1,000 189
26,603
Oil Companies - Exploration & Production 0.00%
Big Sky Energy Corp.
 #*@
2,000,000 0
Optical Recognition Equipment 0.00%
Nexoptic Technology Corp., 144A
 #*∆
12,083 319

Portfolio of Investments

See notes to portfolios of investments and notes to financial statements.
December 31, 2023
World Precious Minerals Fund
Common Stocks (cont’d) Shares Value
Precious Metals 18.25%
Amani Gold, Ltd.
 #*@
54,500,000 $ 37,139
Arizona Metals Corp.
 *
1,000,000 1,841,440
Barsele Minerals Corp.
 *~
7,550,000 769,216
Brixton Metals Corp.
 *
3,000,000 316,969
Canex Metals, Inc.
 *
3,250,000 128,769
Capitan Silver Corp.
 *
1,100,000 132,825
Denarius Metals Corp.
 *
150,000 57,734
Dolly Varden Silver Corp.
 *
2,488,500 1,633,897
GFG Resources, Inc.
 *
5,525,000 458,662
Gold Terra Resource Corp.
 *
3,750,000 198,106
Gold79 Mines, Ltd.
 *
8,500,000 128,297
GR Silver Mining, Ltd.
 *
1,500,000 90,563
Hercules Silver Corp.
 *
75,000 78,110
Imperial Mining Group, Ltd.
 *
500,000 18,867
MacDonald Mines Exploration, Ltd.
 *
300,000 13,584
Olive Resource Capital, Inc.
 *
4,000,000 90,563
Paramount Gold Nevada Corp.
 *
170,000 63,750
Polarx, Ltd.
 *
40,000,000 191,078
Silver Viper Minerals Corp.
 *
2,000,000 150,938
SilverCrest Metals, Inc.
 *
60,000 393,495
Stillwater Critical Minerals Corp.
 *
2,000,000 256,594
Thesis Gold, Inc.
 *
984,000 438,142
Unico Silver, Ltd.
 *
1,000,000 84,879
Visionary Metals Corp.
 *
1,500,000 79,242
Xali Gold Corp., 144A
 #*∆
4,875,000 147,164
7,800,023
Real Estate Operating/Development 1.29%
Fremont Gold, Ltd.
 *
400,000 22,641
Mammoth Resources Corp.
 *~
5,500,000 62,262
Revival Gold, Inc.
 *
1,800,000 468,661
553,564
Retail - Jewelry 1.12%
Mene, Inc.
 *
2,115,000 478,850
Silver Mining 6.55%
Aya Gold & Silver, Inc.
 *
95,000 696,162
FireFox Gold Corp.
 *
500,000 37,735
Kootenay Silver, Inc.
 *
350,000 311,686
Metallic Minerals Corp.
 *
1,000,000 241,500
Reyna Silver Corp.
 *
360,000 61,130
Southern Silver Exploration Corp.
 *
1,500,000 175,465
Vizsla Silver Corp.
 *
1,000,000 1,275,424
2,799,102
Total Common Stocks (cost $74,058,361) 40,250,231

Portfolio of Investments

See notes to portfolios of investments and notes to financial statements.
December 31, 2023
World Precious Minerals Fund
Corporate Non-Convertible Bond 2.23%
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Gold Mining 2.23%
Aris Gold Corp. 7.50 08/26/27 $ 882,294 $ 952,878
(cost $882,294)
Exchange Traded Funds 0.46% Shares
Direxion Daily Gold Miners Index Bull 2X Shares ETF 2,715 94,428
Direxion Daily Junior Gold Miners Index Bull 2X Shares ETF 2,994 101,466
Total Exchange Traded Funds 195,894
(cost $199,615)
Warrants 0.30%
Exercise
Price
Exp.
Date
Diversified Minerals 0.00%
Spark Energy Minerals, Inc., 144A
 #*@∆
$ 2.00 06/04/24 1,750,000 0
Waraba Gold, Ltd., 144A
 #*@~∆
0.50 03/29/24 5,390,000 0
Western Exploration, Inc., 144A
 #*@∆
2.15 12/31/49 50,000 0
0
Gold Mining 0.07%
Cassiar Gold Corp., 144A
 #*@∆
1.05 06/08/24 99,000 0
Cassiar Gold Corp., 144A
 #*@∆
0.70 05/04/25 125,000 0
Gold Mountain Mining Corp., 144A
 #*@∆
1.75 04/21/24 50,000 0
McFarlane Lake Mining, Ltd., 144A
 #*@∆
0.07 05/01/25 2,500,000 28,301
Radisson Mining Resources, Inc., 144A
 #*@∆
0.27 11/17/25 375,000 0
28,301
Metal - Diversified 0.00%
Sterling Metals Corp., 144A
 #*@∆
0.25 04/17/25 1,000,000 0
Mining Services 0.23%
Aris Mining Corp.
 *
2.75 07/29/25 520,000 98,109
Oil Companies - Exploration & Production 0.00%
Goliath Resources, Ltd., 144A
 #*@∆
0.92 05/18/25 112,500 0
Precious Metals 0.00%
Denarius Metals Corp., 144A
 #*@∆
0.60 03/02/26 75,000 0
GFG Resources, Inc., 144A
 #*@∆
0.18 03/20/26 373,077 0
0
Real Estate Operating/Development 0.00%
TDG Gold Corp., 144A
 #*@∆
0.42 07/06/26 115,000 0

Portfolio of Investments

See notes to portfolios of investments and notes to financial statements.
December 31, 2023
World Precious Minerals Fund
Warrants (cont’d)
Exercise
Price
Exp.
Date Shares Value
Silver Mining 0.00%
Southern Silver Exploration Corp., 144A
 #*@∆
$ 0.25 08/14/25 875,000 $ 0
Vizsla Silver Corp., 144A
 #*@∆
2.00 11/15/24 62,500 0
0
Total Warrants 126,410
(cost $198,501 )
Call Options Purchased 0.27%
Strike
Price
Exp.
Date
Notional
Contract
Value Contracts Value
Gold Mining 0.13%
Anglogold Ashanti PLC $ 19.00 01/24 $ 342,000 180 10,800
Newmont Corp. 37.50 01/24 431,250 115 47,150
57,950
Precious Metals 0.14%
Coeur Mining, Inc. 2.50 01/24 193,750 775 58,900
Total Purchased Call Options 116,850
(premiums paid $68,149 )
Investments, at value 97.42% 41,642,263
(cost $75,406,920 )
Other assets and liabilities, net 2.58% 1,102,075
Net Assets 100.00% $ 42,744,338

Portfolio of Investments

See notes to portfolios of investments and notes to financial statements.
December 31, 2023
Gold and Precious Metals Fund
Common Stocks 93.93% Shares Value
Applications Software 1.41%
Chrysos Corp., Ltd.
 *
250,000 $ 1,379,297
Chemicals - Diversified 0.00%
Base Carbon, Inc.
 *
196 69
Diamonds/Precious Stones 0.21%
Lucara Diamond Corp.
 *
700,000 203,389
Diversified Minerals 1.71%
Calibre Mining Corp.
 *
450,000 461,869
Leo Lithium, Ltd.
 #*@
3,500,000 1,204,463
Lithium Royalty Corp.
 *
679 4,551
1,670,883
Enterprise Software/Services 0.30%
Abaxx Technologies, Inc.
 *
30,000 295,687
Gold Mining 55.90%
Agnico Eagle Mines, Ltd. 40,000 2,194,000
Alamos Gold, Inc. 225,000 3,030,750
Anglogold Ashanti PLC 50,000 934,500
Argonaut Gold, Inc.
 *
1,750,000 620,731
Black Cat Syndicate, Ltd.
 *
4,000,000 680,172
Catalyst Metals, Ltd.
 *
1,670,980 916,593
Centamin PLC 425,000 539,718
Centerra Gold, Inc. 250,000 1,492,396
DRDGOLD, Ltd., ADR 120,000 954,000
Dundee Precious Metals, Inc. 150,000 959,964
Eldorado Gold Corp.
 *
75,000 972,750
Firefinch, Ltd.
 #*@
5,000,000 306,652
Franco-Nevada Corp. 7,500 831,075
GoGold Resources, Inc.
 *
500,000 509,415
Gold Fields, Ltd., ADR 145,000 2,096,700
Gold Resource Corp.
 *
1,000,000 376,000
Harmony Gold Mining Co., Ltd., ADR 500,000 3,075,000
i-80 Gold Corp.
 *
200,000 351,685
IAMGOLD Corp.
 *
300,000 759,000
K92 Mining, Inc.
 *
2,300,000 11,299,951
Karora Resources, Inc.
 *
500,000 1,837,666
Kinross Gold Corp. 250,000 1,512,500
Lundin Gold, Inc. 260,000 3,245,462
Mineros SA 3,400,000 1,667,862
New Gold, Inc.
 *
1,000,000 1,460,000
Northern Star Resources, Ltd. 100,000 927,811
OceanaGold Corp. 1,000,000 1,916,909
Osisko Gold Royalties, Ltd. 75,000 1,071,000
Osisko Gold Royalties, Ltd. 75,000 1,070,337

Portfolio of Investments

See notes to portfolios of investments and notes to financial statements.
December 31, 2023
Gold and Precious Metals Fund
Common Stocks (cont’d) Shares Value
Gold Mining (cont’d)
Osisko Mining, Inc.
 *
112,500 $ 226,690
Pantoro, Ltd.
 *
11,000,000 427,329
Petropavlovsk PLC
 #*@+
4,886,855 0
Ramelius Resources, Ltd. 1,000,000 1,145,782
Resolute Mining, Ltd.
 *
7,000,000 2,112,990
Royal Gold, Inc. 10,000 1,209,600
Sandstorm Gold, Ltd. 200,000 1,006,000
Torex Gold Resources, Inc.
 *
90,000 993,019
54,732,009
Metal - Diversified 8.03%
Aclara Resources, Inc.
 *
137,400 51,847
Ivanhoe Mines, Ltd.
 *
260,000 2,521,414
Mandalay Resources Corp.
 *
500,000 690,540
Silver X Mining Corp.
 *
8,000,000 1,509,377
Vox Royalty Corp. 1,500,000 3,090,000
7,863,178
Mining Services 3.55%
Capital, Ltd. 575,000 660,080
Empress Royalty Corp.
 *
2,000,000 437,720
Foraco International SA
 *
50,000 77,356
Orexplore Technologies, Ltd.
 *
1,007,351 21,930
Perenti, Ltd.
 *
2,000,090 1,416,264
Star Royalties, Ltd.
 *
3,500,000 858,458
3,471,808
Oil Field Machinery & Equipment 0.95%
Imdex, Ltd. 725,000 930,278
Platinum 1.06%
Impala Platinum Holdings, Ltd. 100,000 496,598
Sibanye Stillwater, Ltd., ADR 100,000 543,000
1,039,598
Precious Metals 6.93%
Elemental Altus Royalties Corp.
 *
250,000 207,539
EMX Royalty Corp.
 *
1,250,000 2,009,358
SilverCrest Metals, Inc.
 *
225,000 1,475,605
SSR Mining, Inc. 80,000 860,800
Triple Flag Precious Metals Corp. 75,000 998,453
Wheaton Precious Metals Corp. 25,000 1,233,500
6,785,255
Real Estate Operating/Development 2.62%
Emerald Resources NL
 *
1,250,000 2,562,748

Portfolio of Investments

See notes to portfolios of investments and notes to financial statements.
December 31, 2023
Gold and Precious Metals Fund
Common Stocks (cont’d) Shares Value
Retail - Jewelry 1.56%
Mene, Inc.
 *
1,025,000 $ 232,067
Mene, Inc., 144A
 #*∆
5,714,285 1,293,751
1,525,818
Silver Mining 9.70%
Aya Gold & Silver, Inc.
 *
1,000,000 7,328,025
Fortuna Silver Mines, Inc.
 *
200,000 772,000
Santacruz Silver Mining, Ltd.
 *
4,000,000 739,595
Silvercorp Metals, Inc. 250,000 657,500
9,497,120
Total Common Stocks 91,957,137
(cost $84,315,735)
Corporate Non-Convertible Bonds 3.78%
Coupon
Rate %
Maturity
Date
Principal
Amount
Coal 0.00%
Caribbean Resources Corp.
 #@^
19.25 06/15/15 $ 485,766 0
Gold Mining 3.78%
Aris Gold Corp. 7.50 08/26/27 3,430,304 3,704,728
Total Corporate Non-Convertible Bonds 3,704,728
(cost $3,916,050)
Exchange Traded Funds 0.47% Shares
Direxion Daily Gold Miners Index Bull 2X Shares ETF 6,194 215,427
Direxion Daily Junior Gold Miners Index Bull 2X Shares ETF 7,103 240,721
Total Exchange Traded Funds 456,148
(cost $464,840)
Warrants 0.25%
Exercise
Price
Exp.
Date
Metal - Diversified 0.00%
Vox Royalty Corp., 144A
 #*@∆
$ 4.50 03/25/24 50,000 0

Portfolio of Investments

See notes to portfolios of investments and notes to financial statements.
December 31, 2023
Gold and Precious Metals Fund
Warrants (cont’d)
Exercise
Price
Exp.
Date Shares Value
Mining Services 0.25%
Aris Mining Corp.
 *
$ 2.75 07/29/25 1,274,000 $ 240,368
Total Warrants 240,368
(cost $0 )
Call Options Purchased 0.26%
Strike
Price
Exp.
Date
Notional
Contract
Value Contracts Value
Gold Mining 0.13%
Anglogold Ashanti PLC $ 19.00 01/24 $ 807,500 425 25,500
Newmont Corp. 37.50 01/24 975,000 260 106,600
132,100
Precious Metals 0.13%
Coeur Mining, Inc. 2.50 01/24 412,500 1,650 125,400
Total Purchased Call Options 257,500
(premiums paid $153,712 )
Investments, at value 98.69% 96,615,881
(cost $88,850,337 )
Other assets and liabilities, net 1.31% 1,286,279
Net Assets 100.00% $ 97,902,160

Notes to Portfolios of Investments
December 31, 2023

Legend
General
The yields reflect the effective yield from the date of purchase.
Variable and Floating Rate Notes have periodic reset features, which effectively shorten the maturity dates and reset the interest rates as tied to various interest-bearing instruments. Rates shown are current rates at December 31, 2023.
Fair Valuation of Securities
For the Funds’ policies regarding the valuation of investments and other significant accounting policies, please refer to the Notes to Financial Statements.
Pursuant to Rule 2a-5 under the Investment Company Act, the Trust’s Board of Trustees (the
“Board”) has designated the Adviser, as defined in Note 3 in the Notes to Financial Statements,
◊ Zero coupon bond. Interest rate presented is yield to maturity.
* Non-income producing security.
@ Security was fair valued at December 31, 2023, by U.S. Global Investors, Inc. (Adviser)
(other than international securities fair valued pursuant to systematic fair value models) in accordance with valuation procedures approved by the Board of Trustees. These securities, as a percentage of net assets at December 31, 2023, were 0.00% of Global Luxury Goods Fund,
2.74% of Global Resources Fund, 1.13% of World Precious Minerals Fund and 1.54% of Gold
and Precious Metals Fund, respectively. See the Fair Valuation of Securities section of these
Notes to Portfolios of Investments for further discussion of fair valued securities. See further information and detail on restricted securities in the Restricted Securities section of these Notes to Portfolios of Investments.
# Illiquid Security.
∆ Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities and percentage of net assets as of December 31, 2023 amounted to
$37,357, 0.08%, of Global Luxury Goods Fund, $1,252,933, 2.76%, of Global Resources
Fund, $889,902, 2.08%, of World Precious Minerals Fund and $1,293,751, 1.32%, of Gold And
Precious Metals Fund.
~ Affiliated Company. (see following)
+ See "Restricted Securities" in Notes to Portfolios of Investments.
^ Security is currently in default and is on scheduled interest or principal payment.
ADR American Depositary Receipt
AGM Assured Guaranty Municipal
BAM Build American Mutual Assurance Company
COP Certificate of Participation
ETF Exchange Traded Fund
FHLMC Federal Home Loan Mortgage Corporation
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
GO General Obligation
LP Limited Partnership
MTN Medium Term Note
NATL National Public Finance Guarantee Corporation
PLC Public Limited Company
RB Revenue Bond

Notes to Portfolios of Investments
December 31, 2023

as the Funds’ valuation designee to perform any fair value determinations for securities and other assets held by the Funds.
The Funds are required to disclose information regarding the fair value measurements of a
Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The measurement requirements established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the portfolios may materially differ from the values received upon actual sale of those investments.
The three levels defined by the fair value hierarchy are as follows:
Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long- term
U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean

Notes to Portfolios of Investments
December 31, 2023

between the last reported bid and ask quotation and international equity securities valued by an independent third party in order to adjust for stale pricing.
Level 3 – Prices determined using significant unobservable inputs (including the Fund’s own assumptions). For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used in determining fair value.
The following table summarizes the valuation of each Fund’s securities as of December 31,
2023, using the fair value hierarchy:
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
U.S. Government Securities Ultra-Short Bond Fund
Investments in Securities*
United States Government and
Agency Obligations $ – $ 28,589,978 $ – $ 28,589,978
Investments, at Value $ – $ 28,589,978 $ – $ 28,589,978
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Near-Term Tax Free Fund
Investments in Securities*
Municipal Bonds $ – $ 23,308,280 $ – $ 23,308,280
Investments, at Value $ – $ 23,308,280 $ – $ 23,308,280
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Global Luxury Goods Fund
Assets
Investments in Securities*
Common Stocks
Apparel Manufacturers $ 1,284,484 $ 4,540,621 $ – $ 5,825,105
Athletic Footwear 107,880 – – 107,880
Automotive - Cars & Light
Trucks 3,307,916 4,182,428 – 7,490,344
Beverages - Wine/Spirits 1,776,862 644,153 – 2,421,015
Building - Residential/
Commercial 637,298 – – 637,298
Casino Hotels 1,454,155 – – 1,454,155

Notes to Portfolios of Investments
December 31, 2023

Global Luxury Goods Fund
Assets (continued)
Common Stocks (continued)
Cosmetics & Toiletries $ 1,712,430 $ – $ – $ 1,712,430
Cruise Lines 1,896,429 – – 1,896,429
Diversified Banking
Institution 2,655,330 – – 2,655,330
Diversified Minerals 51,319 – – 51,319
Energy - Alternate Sources – – 0 0
Finance - Mortgage Loan/
Banker – – 0 0
Footwear & Related Apparel – 452,696 – 452,696
Gold Mining 2,006,634 845,502 – 2,852,136
Home Furnishings 922,557 – – 922,557
Hotels & Motels 1,815,356 1,661,507 – 3,476,863
Oil Companies - Exploration
& Production 37,357 – – 37,357
Private Equity 1,205,467 – – 1,205,467
Real Estate Operating/
Development – – 0 0
Retail - Apparel/Shoe 153,387 2,442,010 – 2,595,397
Retail - Jewelry – 2,766,626 – 2,766,626
Silver Mining 77,200 – – 77,200
Textile - Apparel 2,596,926 – – 2,596,926
Corporate Non-Convertible Bond – 769,968 – 769,968
Call Option 40,600 – – 40,600
Investments, at Value 23,739,587 18,305,511 0 42,045,098
Other Financial Instruments
†
Currency Contracts – 54,553 – 54,553
Total Assets $ 23,739,587 $ 18,360,064 $ 0 $ 42,099,651
Liabilities
Other Financial Instruments
†
Currency Contracts – (181,240) – (181,240)
Total Liabilities $ – $ (181,240) $ – $ (181,240)

Notes to Portfolios of Investments
December 31, 2023

Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Global Resources Fund
Investments in Securities*
Common Stocks
Advanced Materials/
Production $ 879,023 $ – $ – $ 879,023
Agricultural Chemicals 437,250 289,814 – 727,064
Agricultural Operations – 197,333 – 197,333
Chemicals - Diversified – 634 – 634
Chemicals - Specialty 399,000 – – 399,000
Coal 364,800 – 0 364,800
Diamonds/Precious Stones 588,280 – – 588,280
Diversified Minerals 2,436,326 264,831 242,999 2,944,156
Electric - Generation 356,590 – – 356,590
Energy - Alternate Sources 272,488 – 0 272,488
Enterprise Software/
Services 2,956,869 354,704 – 3,311,573
Gas - Distribution – 448,176 – 448,176
Gold Mining 4,321,957 292,888 61,330 4,676,175
Independent Power Producer 376,250 – – 376,250
Industrial Gases 821,420 – – 821,420
Investment Companies – 368,027 – 368,027
Metal - Copper 1,001,283 – – 1,001,283
Metal - Diversified 6,163,553 198,328 301,876 6,663,757
Metal - Iron – – 0 0
Mining Services 331,119 14,872 – 345,991
Natural Resource
Technology – – 126,171 126,171
Non-Ferrous Metals 1,498,386 26,414 0 1,524,800
Oil - Field Services 985,980 – – 985,980
Oil - US Royalty Trusts 2,253,350 718,545 – 2,971,895
Oil Companies - Exploration
& Production 5,470,772 – – 5,470,772
Oil Companies - Field
Services 379,500 – – 379,500
Oil Refining & Marketing 802,580 – – 802,580
Paper & Related Products 392,880 – – 392,880
Pipelines 1,280,325 – – 1,280,325
Precious Metals 211,313 – – 211,313
Real Estate Operating/
Development 390,551 – 0 390,551
Retail - Jewelry 169,805 – – 169,805
Silver Mining 159,428 – – 159,428
Steel - Producers 408,400 – – 408,400
Corporate Convertible Bond – – 509,860 509,860
Corporate Non-Convertible
Bonds – 1,478,131 – 1,478,131
Exchange Traded Funds 639,081 – – 639,081

Notes to Portfolios of Investments
December 31, 2023

Global Resources Fund
Warrants
Diversified Minerals $ – $ 0 $ – $ 0
Gold Mining – 0 – 0
Investment Companies – 0 – 0
Metal - Copper 0 – – 0
Metal - Diversified – 0 – 0
Mining Services 69,976 – – 69,976
Oil Companies - Exploration
& Production – 34,150 – 34,150
Precious Metals – 0 – 0
Real Estate Operating/
Development – 0 – 0
Silver Mining – 0 – 0
Purchased Call Options 126,650 0 – 126,650
Investments, at Value 36,945,185 4,686,847 1,242,236 42,874,268
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
World Precious Minerals Fund
Investments in Securities*
Common Stocks
Advanced Materials/
Production $ 4,910,758 $ – $ – $ 4,910,758
Chemicals - Diversified – 5 – 5
Coal – – 0 0
Diamonds/Precious Stones 1,025,716 – – 1,025,716
Diversified Minerals 1,224,853 371,307 3,019 1,599,179
Energy - Alternate Sources – 82,203 – 82,203
Financial Services – 1,511 – 1,511
Gold Mining 15,462,204 1,317,727 62,262 16,842,193
Metal - Copper 328,580 – – 328,580
Metal - Diversified 2,235,947 645,399 301,875 3,183,221
Mining Services 612,585 5,819 – 618,404
Non-Ferrous Metals 26,603 – – 26,603
Oil Companies - Exploration
& Production – – 0 0
Optical Recognition
Equipment 319 – – 319
Precious Metals 7,486,927 275,957 37,139 7,800,023
Real Estate Operating/
Development 553,564 – – 553,564
Retail - Jewelry 478,850 – – 478,850
Silver Mining 2,799,102 – – 2,799,102
Corporate Non-Convertible Bond – 952,878 – 952,878
Exchange Traded Funds 195,894 – – 195,894

Notes to Portfolios of Investments
December 31, 2023

World Precious Minerals Fund
Warrants
Diversified Minerals $ – $ 0 $ – $ 0
Gold Mining – 28,301 – 28,301
Metal - Diversified – 0 – 0
Mining Services 98,109 – – 98,109
Oil Companies - Exploration
& Production – 0 – 0
Precious Metals – 0 – 0
Real Estate Operating/
Development – 0 – 0
Silver Mining – 0 – 0
Purchased Call Options 116,850 – – 116,850
Investments, at Value 37,556,861 3,681,107 404,295 41,642,263
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Gold And Precious Metals Fund
Investments in Securities*
Common Stocks
Applications Software $ – $ 1,379,297 $ – $ 1,379,297
Chemicals - Diversified – 69 – 69
Diamonds/Precious Stones 203,389 – – 203,389
Diversified Minerals 466,420 – 1,204,463 1,670,883
Enterprise Software/
Services 295,687 – – 295,687
Gold Mining 47,674,962 6,750,395 306,652 54,732,009
Metal - Diversified 7,863,178 – – 7,863,178
Mining Services 1,373,534 2,098,274 – 3,471,808
Oil Field Machinery &
Equipment – 930,278 – 930,278
Platinum 543,000 496,598 – 1,039,598
Precious Metals 6,785,255 – – 6,785,255
Real Estate Operating/
Development – 2,562,748 – 2,562,748
Retail - Jewelry 1,525,818 – – 1,525,818
Silver Mining 9,497,120 – – 9,497,120
Corporate Non-Convertible
Bonds – 3,704,728 0 3,704,728
Exchange Traded Funds 456,148 – – 456,148
Warrants
Metal - Diversified – 0 – 0
Mining Services 240,368 – – 240,368
Purchased Call Options 232,000 25,500 – 257,500
Investments, at Value $ 77,156,879 $ 17,947,887 $ 1,511,115 $ 96,615,881

Notes to Portfolios of Investments
December 31, 2023

The following is a reconciliation of assets for which unobservable inputs (Level 3) were used in determining fair value during the period January 1, 2023 through December 31, 2023:
(
*
Refer to the Portfolio of Investments for a detailed list of the Fund’s investments.
†
Other Financial Instruments are derivatives not reflected in the Portfolio of Investments, such as
Currency Contracts, which are valued at the unrealized appreciation (depreciation) at year end.
Common
Stocks Total
Global Luxury Goods Fund
Beginning Balance 12/31/22 $ 0 $ 0
Net change in unrealized appreciation (depreciation) — —
Ending Balance 12/31/23 $ 0 $ 0
Net change in unrealized appreciation (depreciation) from Investments held as of
12/31/23
(1)
$ — $ —
Common
Stocks
Corporate
Convertible
Bond Total
Global Resources Fund
Beginning Balance 12/31/22 $ 216,060 $ — $ 216,060
Purchases 299,569 508,120 807,689
Transfers 240,893 — 240,893
Corporate action 2,382 — 2,382
Net change in unrealized appreciation (depreciation) (26,528) 1,740 (24,788)
Ending Balance 12/31/23 $ 732,376 $ 509,860 $ 1,242,236
Net change in unrealized appreciation (depreciation) from Investments held as of 12/31/23
(1)
$ (26,528) $ 1,740 $ (24,788)
Common
Stock Total
World Precious Minerals Fund
Beginning Balance 12/31/22 $ 99,889 $ 99,889
Purchases 299,569 299,569
Transfers 37,139 37,139
Net change in unrealized appreciation (depreciation) (32,302) (32,302)
Ending Balance 12/31/23 $ 404,295 $ 404,295
Net change in unrealized appreciation (depreciation) from Investments held as of
12/31/23
(1)
$ (32,302) $ (32,302)
Common
Stocks
Corporate
Non-
Convertible
Bond Total
Gold and Precious Metals Fund
Beginning Balance 12/31/22 $ 476,595 $ 0 $ 476,595
Transfers 1,204,463 0 1,204,463
Net change in unrealized appreciation (depreciation) (169,943) — (169,943)
Ending Balance 12/31/23 $ 1,511,115 $ 0 $ 1,511,115
Net change in unrealized appreciation (depreciation) from Investments held as of 12/31/23
(1)
$ (169,943) $ — $ (169,943)

Notes to Portfolios of Investments
December 31, 2023

Significant unobservable inputs developed by the Adviser for Level 3 investments held at year end are as follows:
The majority of securities classified as Level 3 are private companies. The initial valuation is usually cost, which is then adjusted as determined by the Valuation Committee for subsequent known market transactions and evaluated for progress against anticipated milestones and current operations. An evaluation that the holding no longer meets expectations could result in the application of discounts and a significantly lower fair valuation. For certain securities, the last known market transaction is increased or decreased by changes in a market index or industry peers as approved by the Valuation Committee.
Affiliated Companies
The Investment Company Act of 1940 defines affiliates as companies in which the Fund owns at least 5% of the outstanding voting securities. The following is a summary of transactions with each affiliated company during the year ended December 31, 2023.
(1)
The amounts shown represent the net change in unrealized appreciation (depreciation) attributable to only those investments still held and classified as Level 3 at December 31, 2023.
Fair Value at
12/31/23
Valuation
Technique(s)
Unobservable
Input
Range (Weighted
Average)
Global Luxury Goods Fund
Investments in Securities
Common Stocks $ 0 Market Transaction
(1)
Discount 100%
Global Resources Fund
Investments in Securities 0% - 100% discount
(98% discount)
Common Stocks 732,736 Market Transaction
(1)
Discount
Corporate Convertible Bond 509,860 Market Transaction
(1)
Discount 0%
World Precious Minerals Fund
Investments in Securities 0% - 100% discount
(95% discount)
Common Stocks 404,295 Market Transaction
(1)
Discount
Gold and Precious Metals Fund
Investments in Securities 0% - 100% discount
(23% discount)
Common Stocks 1,511,115 Market Transaction
(1)
Discount
Corporate Non-Convertible
Bond
0 Market Transaction
(1)
Discount 100%
(1)
Market Transaction refers to most recent known market transaction, including transactions in which the fund participated, as adjusted for any discount or premium as discussed below.
Shares of Affiliated Companies
Global Resources Fund
December 31,
2022 Additions Reductions
December 31 ,
2023
Caribbean Resources Corp. 17 2,148,159 — 2,148,176
(a)
Pacific Green Energy Corp. 2,400,000 — — 2,400,000

Notes to Portfolios of Investments
December 31, 2023

At December 31, 2023, the value of investments in affiliated companies was $0, representing
0% of net assets, and the total cost was $2,400,000.
At December 31, 2023, the value of investments in affiliated companies was $3,328,743, representing 7.79% of net assets, and the total cost was $7,228,642.
Values of Affiliated Companies
Global Resources
Fund
December
31, 2022
Purchases
Cost
Sales
Proceeds
December
31 , 2023 Income
Realized Gain
(Loss) on
Investments
Change in
Unrealized
Appreciation
(Depreciation)
Caribbean
Resources Corp. $ 0 $ 0 $ — $ 0
(a)
$ — $ — $ —
Pacific Green
Energy Corp. 0 — — 0 — — —
Shares of Affiliated Companies
World Precious Minerals Fund
December 31,
2022 Additions Reductions
December 31 ,
202 3
Barsele Minerals Corp. 7,548,000 2,000 — 7,550,000
Kesselrun Resources Ltd 5,000,000 — — 5,000,000
Kesselrun Resources, Ltd. 1,250,000 — (1,250,000) —
Mammoth Resources Corp. 5,500,000 — — 5,500,000
TriStar Gold, Inc. 28,800,000 — — 28,800,000
Waraba Gold Ltd. 2, 810 ,000 5,390,000 — 8,200,000
Waraba Gold, Ltd. — 5,390,000 — 5,390,000
Values of Affiliated Companies
World Precious
Minerals Fund
December
31, 2022
Purchases
Cost
Sales
Proceeds
December 31 ,
2023 Income
Realized Gain
(Loss) on
Investments
Change in
Unrealized
Appreciation
(Depreciation)
Barsele Minerals
Corp. $ 1,505,140 $ 450 $ — $ 769,216 $ — $ — $ (736,374)
Kesselrun
Resources Ltd 221,566 — — 169,805 — — (51,761)
Kesselrun
Resources, Ltd. 0 — — — — — —
Mammoth
Resources Corp. 121,861 — — 62,262 — — (59,599)
TriStar Gold, Inc. 2,658,789 — — 1,956,153 — — (702,636)
Waraba Gold, Ltd. 352,807 394,251 — 371,307 — — (375,751)
Waraba Gold, Ltd.,
144A 0 — — 0 — — —
$ 4,860,163 $ 394,701 $ — $ 3,328,743 $ — $ — $ (1,926,121)
Shares of Affiliated Companies
Gold and Precious Metals Fund
December 31,
2022 Additions Reductions
December 31 ,
2023
Silver X Mining Corp. 8,000,000 — — 8,000,000
(a)

Notes to Portfolios of Investments
December 31, 2023

At December 31, 2023, the value of investments in affiliated companies was $0, representing
0.00% of net assets, and the total cost was $0.
Restricted Securities
The following securities are subject to contractual and regulatory restrictions on resale or transfer. These investments may involve a high degree of business and financial risk. Because of the thinly traded markets for these investments, a Fund may be unable to liquidate its securities in a timely manner, especially if there is negative news regarding the specific securities or the markets overall. These securities could decline significantly in value before the Fund could liquidate these securities. The issuer bears the cost of registration, if any, involved in the disposition of these securities.
As of December 31, 2023, the total cost of restricted securities was $426,625, and the total value was $0, representing 0.00% of net assets.
As of December 31, 2023, the total cost of restricted securities was $7,473,544, and the total value was
$126,171, representing 0.28% of net assets.
As of December 31, 2023, the total cost of restricted securities was $1,362,590, and the total value was
$0, representing 0.00% of net assets.
Values of Affiliated Companies
Gold and
Precious Metals
Fund
December
31, 2022
Purchases
Cost
Sales
Proceeds
December 31,
2023 Income
Realized Gain
(Loss) on
Investments
Change in
Unrealized
Appreciation
(Depreciation)
Silver X Mining
Corp. $ 2,245,199 $ — $ — $ 1,509,377
(a)
$ — $ – $ (735,822)
(a) At December 31, 2023, the company was no longer defined as an affiliate, although it was an affiliate company during the year.
Global Luxury Goods Fund
Acquisition
Date
Cost per
Share/Unit
Infrastructure Ventures, Inc. 08/06/10-11/22/10 $ 1.00
Global Resources Fund
Acquisition
Date
Cost per
Share/Unit
I-Pulse, Inc., 144A 10/04/07 $ 1.88
Infrastructure Ventures, Inc. 08/06/10-11/22/10 $ 1.00
Gold and Precious Metals Fund
Acquisition
Date
Cost per
Share/Unit
Petropavlovsk PLC 09/15/21-10/07/21 $ 0.28

Statements of Assets and Liabilities

See accompanying notes to financial statements.
U.S. Government
Securities Ultra-
Short Bond Fund
Investments, at identified cost $ 28,502,468
Assets
Investments, at value:
Securities of unaffiliated issuers $ 28,589,978
Securities of affiliated issuers –
Cash 2,504,855
Deposits with brokers for options –
Unrealized gain on forward foreign currency contracts –
Foreign currencies (Cost $0, $0, $398, $859,067,116,622 and $7,445) –
Receivables:
Dividends and interest 270,717
Capital shares sold 5,932
Investments sold –
From adviser 7,575
Prepaid expenses 11,291
Total Assets 31,390,348
Liabilities
Unrealized loss on forward foreign currency contracts –
Payables:
Capital shares redeemed 8,159
Distributions payable 12,410
Investments purchased –
Accrued expenses and other payables:
Adviser –
Administration and Transfer Agent fees 8,353
Other expenses 33,478
Total Liabilities 62,400
Net Assets $ 31,327,948
Net Assets Consist of:
Paid-in capital $ 32,030,983
Distributable earnings/Accumulated Loss (703,035)
Net assets applicable to capital shares outstanding $ 31,327,948
By share class
Net Assets
Investor Class $ 31,327,948
Capital shares outstanding, an unlimited number of no par shares authorized
Investor Class 16,040,294
Net Asset Value, Public Offering Price and Redemption Price per share
Investor Class $ 1.95

December 31, 2023

Near-Term Tax
Free Fund
Global Luxury
Goods Fund
Global
Resources Fund
World Precious
Minerals Fund
Gold and
Precious
Metals Fund
$ 23,395,093 $ 40,053,616 $ 84,629,031 $ 75,406,920 $ 88,850,337
$ 23,308,280 $ 42,045,098 $ 42,874,268 $ 38,313,520 $ 96,615,881
– – – 3,328,743 –
1,811,699 2,885, 715 1,573,273 1,519,853 1,294,116
– 160 14,169 31 , 448 61,639
– 54,553 – – –
– 379 891,137 117,979 7,503
363,373 290,724 120,370 14,058 201,952
25,366 2,677 3,146 7,641 125,075
– 2,626,105 7,524 7,594 –
11,503 – – – –
8,912 12,326 11,554 11,572 14,353
25,529,133 47,917,737 45,495,441 43,352,408 98,320,519
– 181,240 – – –
73,731 19,660 78,016 436,887 53,018
20,008 – – – –
– 379,146 6,628 96,408 224,800
– 32,122 4,257 11,153 31,530
7,179 11,752 14,092 14,875 22,225
34,586 49,220 53,328 48,747 86,786
135,504 673,140 156,321 608,070 418,359
$ 25,393,629 $ 47,244,597 $ 45,339,120 $ 42,744,338 $ 97,902,160
$ 28,259,983 $ 45,092,816 $ 335,443,668 $ 444,265,073 $ 154,871,703
(2,866,354) 2,151,781 (290,104,548) (401,520,735) (56,969,543)
$ 25,393,629 $ 47,244,597 $ 45,339,120 $ 42,744,338 $ 97,902,160
$ 25,393,629 $ 47,244,597 $ 45,339,120 $ 42,744,338 $ 97,902,160
12,098,715 2,458,369 11,417,298 29,384,246 9,892,987
$ 2.10 $ 19.22 $ 3.97 $ 1.45 $ 9.90

Statements of Operations

See accompanying notes to financial statements.
U.S. Government
Securities Ultra-
Short Bond Fund
Net Investment Income
Income
Dividends from unaffiliated issuers $ –
Foreign tax withheld on dividends –
Net dividends –
Interest and other 1,317,184
Total income
1,317,184
Expenses:
Management fee 164,270
Administrative services fee 68,721
Distribution plan fee –
Transfer agent fees and expenses 28,259
Professional fees 32,532
Custodian fees 3,892
Shareholder reporting expenses 18,768
Registration fees 19,256
Trustee fees and expenses 10,629
Chief compliance officer fees 4,763
Miscellaneous expenses 32,601
Total expenses before reductions 383,691
Expenses offset - Note 1 H
–
Expenses reimbursed - Note 3
(235,847)
Net expenses 147,844
Net Investment  Income (Loss) 1,169,340
Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) from:
Securities from unaffiliated issuers
(52,344)
Foreign currency transactions
–
Forward currency contract transactions
–
Net realized gain (loss)
(52,344)
Net change in unrealized appreciation (depreciation) of:
Investments in unaffiliated issuers
216,642
Investments in affiliated issuers
–
Other assets and liabilities denominated in foreign currencies
–
Forward currency contracts
–
Net change in unrealized appreciation (depreciation) 216,642
Net Realized and Unrealized Gain (Loss) on Investments 164,298
Net Increase (Decrease) In Net Assets Resulting From Operations
$ 1,333,638

For the year ended December 31, 2023

Near-Term
Tax Free Fund
Global Luxury
Goods Fund
Global
Resources Fund
World Precious
Minerals Fund
Gold and Precious
Metals Fund
$ – $ 1,025,359 $ 709,977 $ 130,425 $ 1,338,289
– (150,849) (46,549) (878) (194,931)
– 874,510 663,428 129,547 1,143,358
825,249 283,506 253,070 147,043 731,668
825,249 1,158,016 916,498 276,590 1,875,026
143,530 515,691 338,403 351,529 692,988
63,349 97,898 112,336 110,727 178,852
– 115,298 125,984 122,875 254,754
23,046 33,813 57,550 70,887 77,338
30,756 38,487 39,531 37,897 60,809
3,945 19,740 22,658 18,638 21,314
18,319 21,565 22,513 22,028 29,726
18,956 19,588 18,915 20,385 21,411
9,954 12,456 12,882 12,620 19,777
4,163 6,689 7,306 7,121 14,758
53,190 64,691 95,670 79,418 140,827
369,208 945,916 853,748 854,125 1,512,554
(3,945) (19,740) (22,658) (18,638) (21,314)
(236,087) (64,588) (89,537) (115,334) –
129,176 861,588 741,553 720,153 1,491,240
696,073 296,428 174,945 (443,563) 383,786
(6,489) 7,641,505 (4,563,320) (9,076,993) (594,704)
– (10,067) (24,952) (5,485) (35,379)
– (31,742) 55,339 85,382 131,760
(6,489) 7,599,696 (4,532,933) (8,997,096) (498,323)
106,931 1,660,604 (25,263,416) 3,111,111 967,119
– – 25,568,676 (1,918,096) 664,423
– 1,012 28,042 (32) (1,575)
– (126,687) – – –
106,931 1,534,929 333,302 1,192,983 1,629,967
100,442 9,134,625 (4,199,631) (7,804,113) 1,131,644
$ 796,515 $ 9,431,053 $ (4,024,686) $ (8,247,676) $ 1,515,430

Statements of Changes in Net Assets

See accompanying notes to financial statements.
U.S. Government Securities
Ultra-Short Bond Fund
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Increase (Decrease) in Net Assets
From operations:
Net investment income $ 1,169,340 $ 288,698
Net realized gain (loss) (52,344) (738,201)
Net change in unrealized appreciation (depreciation) 216,642 (42,232)
Net increase (decrease) in net assets from operations 1,333,638 (491,735)
Distributions to shareholders
Investor Class (1,170,048) (296,536)
Total distributions paid (1,170,048) (296,536)
From capital share transactions:
Proceeds from shares sold
Investor Class 9,074,680 12,374,035
Distributions reinvested
Investor Class 937,626 237,890
10,012,306 12,611,925
Cost of shares redeemed
Investor Class (12,965,376) (15,710,331)
Net decrease in net assets from capital
share transactions (2,953,070) (3,098,406)
Net Increase (Decrease) in Net Assets (2,789,480) (3,886,677)
Net Assets
Beginning of year 34,117,428 38,004,105
End of year $ 31,327,948 $ 34,117,428
Capital Share Activity
Investor Class
Shares sold 4,658,686 6,311,610
Shares reinvested 482,720 122,497
Shares redeemed (6,656,999) (8,006,250)
Net capital share activity (1,515,593) (1,572,143)

December 31, 2023

Near-Term Tax Free Fund Global Luxury Goods Fund
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Year Ended
December 31,
2023
Year Ended
December 31,
2022
$ 696,073 $ 357,534 $ 296,428 $ 905,780
(6,489) (1,590,204) 7,599,696 (3,870,065)
106,931 (624,528) 1,534,929 (10,752,613)
796,515 (1,857,198) 9,431,053 (13,716,898)
(696,647) (356,426) (1,251,610) (2,453,924)
(696,647) (356,426) (1,251,610) (2,453,924)
3,914,838 10,526,871 3,901,367 2,493,014
537,605 289,389 1,198,852 2,345,653
4,452,443 10,816,260 5,100,219 4,838,667
(10,036,551) (13,113,484) (6,356,444) (6,013,731)
(5,584,108) (2,297,224) (1,256,225) (1,175,064)
(5,484,240) (4,510,848) 6,923,218 (17,345,886)
30,877,869 35,388,717 40,321,379 57,667,265
$ 25,393,629 $ 30,877,869 $ 47,244,597 $ 40,321,379
1,871,684 4,906,495 205,753 128,219
257,398 137,021 62,962 147,618
(4,810,797) (6,122,017) (337,630) (334,899)
(2,681,715) (1,078,501) (68,915) (59,062)

Statements of Changes in Net Assets

See accompanying notes to financial statements.
Global Resources Fund
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Increase (Decrease) in Net Assets
From operations:
Net investment income (loss) $ 174,945 $ 158,402
Net realized gain (loss) (4,532,933) 1,352,565
Net change in unrealized appreciation (depreciation) 333,302 (9,537,851)
Net increase (decrease) in net assets from operations (4,024,686) (8,026,884)
Distributions to shareholders
Investor Class – (7,566,498)
Total distributions paid – (7,566,498)
From capital share transactions:
Proceeds from shares sold
Investor Class 1,547,349 3,165,341
Distributions reinvested
Investor Class – 7,271,011
1,547,349 10,436,352
Cost of shares redeemed
Investor Class (7,236,681) (7,610,552)
Net increase (decrease) in net assets from capital
share transactions (5,689,332) 2,825,800
Net Decrease in Net Assets (9,714,018) (12,767,582)
Net Assets
Beginning of year 55,053,138 67,820,720
End of year $ 45,339,120 $ 55,053,138
Capital Share Activity
Investor Class
Shares sold 374,214 557,983
Shares reinvested – 1,714,861
Shares redeemed (1,748,254) (1,434,100)
Net capital share activity (1,374,040) 838,744

December 31, 2023

World Precious Minerals Fund Gold and Precious Metals Fund
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Year Ended
December 31,
2023
Year Ended
December 31,
2022
$ (443,563) $ (890,923) $ 383,786 $ (140,218)
(8,997,096) (173,726) (498,323) 10,436,254
1,192,983 (26,978,201) 1,629,967 (35,433,170)
(8,247,676) (28,042,850) 1,515,430 (25,137,134)
– – – –
– – – –
11,690,928 24,833,709 28,339,803 35,835,824
– – – –
11,690,928 24,833,709 28,339,803 35,835,824
(15,198,788) (31,603,529) (42,042,560) (41,837,625)
(3,507,860) (6,769,820) (13,702,757) (6,001,801)
(11,755,536) (34,812,670) (12,187,327) (31,138,935)
54,499,874 89,312,544 110,089,487 141,228,422
$ 42,744,338 $ 54,499,874 $ 97,902,160 $ 110,089,487
7,365,869 11,971,789 2,952,052 3,293,686
– – – –
(9,409,900) (15,112,600) (4,345,126) (3,963,493)
(2,044,031) (3,140,811) (1,393,074) (669,807)

Notes to Financial Statements
December 31, 2023

Note 1: Organization and Significant Accounting Policies
U.S. Global Investors Funds (“Trust”), consisting of the six separate funds (“Funds”)
included in this report, is organized as a Delaware statutory trust. Each Fund is an open-
end management investment company registered under the Investment Company Act of
1940, as amended, and follows the specialized accounting and reporting guidance in FASB
Accounting Standards Codiﬁcation Topic 946. All Funds are diversiﬁed with the exception of World Precious Minerals and Gold and Precious Metals. A non-diversiﬁed fund may invest a greater percentage of its assets in a smaller number of issuers in comparison to a diversiﬁed fund.
On June 14, 2019, the Institutional Shares of the Global Resources Fund and the World
Precious Minerals Fund were liquidated and terminated pursuant to a Board approved
Plan of Share Class Termination. On the Liquidation Date, each Fund made a liquidating distribution to shareholders of the Institutional Shares equal to each Shareholder’s proportionate interest in the Institutional Shares.
Effective July 1, 2020, the Holmes Macro Trends Fund changed its name to Global Luxury
Goods Fund. The Fund also changed its investment strategy on July 1, 2020. Prior to that date, the Fund invested in a diversified portfolio of equity and equity-related securities of companies in the S&P Composite 1500 Index, with a focus on companies achieving high return on invested capital metrics and an emphasis on mid-capitalization companies.
Different investment strategies may lead to different performance results. The Fund’s performance for periods prior to July 1, 2020 reflects the investment strategy in effect prior to that date.
The following is a summary of signiﬁcant accounting policies consistently followed by the
Funds in the preparation of their ﬁnancial statements. The policies are in conformity with
U.S. generally accepted accounting principles.
A. Security Valuations
The Funds value investments traded on national or international securities exchanges or over-the-counter at the last sales price reported by the security’s primary exchange of its market at the time of daily valuation. Options and securities for which no sale was reported are valued at the mean between the last reported bid and asked quotation. Debt securities having 60 days or less to maturity that are expected to be valued at par at maturity may be priced by the amortized cost method if the Adviser determines it would approximate market value. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued by an independent pricing service using an evaluated quote based on such factors as institutional-size trading in similar groups of securities, yield, quality, maturity, coupon rate, type of issue, individual trading characteristics and other market data. For more information please see Notes to Portfolio of Investments.
B. Cash-Concentration in Uninsured Account
For cash management purposes the Funds may concentrate cash with the Funds’ custodian.
As of December 31, 2023, The U.S. Government Securities Ultra-Short Bond Fund,
Near-Term Tax Free Fund, Global Luxury Goods Fund, Global Resources Fund, World
Precious Minerals Fund and Gold and Precious Metals Fund held $2,504,855, $1,811,699,
$2,885,715, $1,573,273, $1,519,853, and $1,294,116, respectively, as cash reserves at
Brown Brothers Harriman & Co. (BBH).

Notes to Financial Statements
December 31, 2023

C. Fair Valued Securities
Pursuant to Rule 2a-5 under the Investment Company Act, the Trust’s Board has designated the Adviser, as defined in Note 3, as the Funds’ valuation designee to perform any fair value determinations for securities and other assets held by the Funds. The Adviser is subject to the oversight of the Board and certain reporting and other requirements intended to provide the Board the information needed to oversee the Adviser’s fair value determinations. The
Adviser is responsible for determining the fair value of investments for which market quotations are not readily available in accordance with policies and procedures that have been approved by the Board. Under these procedures, the Adviser convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.
The Board has approved the Adviser’s fair valuation procedures as a part of the Funds’
compliance program and will review any changes made to the procedures.
The Adviser provides fair valuation inputs. In determining fair valuations, the Adviser considers a number of factors including nature and duration of any trading restrictions, trading volume, market values of unrestricted shares of the same or similar class, investment management’s judgment regarding the market experience of the issuer, financial status and other operational and market factors affecting the issuer, issuer’s management, quality of the underlying property based on review of independent geological studies and other relevant matters. The fair values may differ from what would have been used had a broader market for these securities existed. The Adviser regularly reviews inputs and assumptions and performs transactional back-testing and disposition analysis. The Adviser reports quarterly to the Trust’s Board of Trustees.
For securities traded on international exchanges, if events which may materially affect the value of a Fund’s securities occur after the close of the primary exchange and before a
Fund’s net asset value is next determined, then those securities will be valued at their fair value as determined in good faith in accordance with the policies approved by the Board of
Trustees. The Adviser uses a systematic fair value model provided by an independent third party to value international securities primarily traded on an exchange or market outside the Western Hemisphere in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the New York Stock Exchange.
Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different Net Asset Value (“NAV”)
than a NAV determined by using market quotes.
D. Security Transactions and Investment Income
Security transactions are accounted for on trade date. Realized gains and losses from security transactions are determined on an identiﬁed cost basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund has conﬁrmed the ex-dividend date.
Interest income, which may include original issue discount, is recorded on an accrual basis.
Discounts and premiums on securities purchased are accreted and amortized, respectively, on a yield-to-worst basis as adjustments to interest income. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Investment income and realized and unrealized gains (losses) are allocated to each Fund’s share class based on their respective net assets.

Notes to Financial Statements
December 31, 2023

The Funds may purchase securities on a when-issued or delayed-delivery basis and segregate collateral on their books with a value at least equal to the amount of the commitment. Losses may arise due to the changes in the value of the underlying securities or if the counterparty does not perform under the contract.
E. Foreign Currency Transactions
Some Funds may invest in securities of foreign issuers. The accounting records of these
Funds are maintained in U.S. dollars. At each net asset value determination date, the value of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current prevailing exchange rate. Security transactions, income and expenses are converted at the prevailing rate of exchange on the respective dates of the transactions. The effect of changes in foreign exchange rates on foreign denominated securities is included with the net realized and unrealized gain or loss on securities. Other foreign currency gains or losses are reported separately.
F. Federal Income Taxes
The Funds intend to continue to comply with the requirements of Subchapter M of the
Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to shareholders. Accordingly, no provision for federal income taxes is required. Each Fund may be subject to foreign taxes on income and gains on investments, which are accrued based on the Fund’s understanding of the tax rules and regulations in the foreign markets.
The Funds recognize the tax beneﬁts of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.
Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax beneﬁts should be recorded related to uncertain tax positions taken on returns ﬁled for open tax years or expected to be taken in 2023 tax returns. The Funds
ﬁle U.S. federal and excise tax returns as required. The Funds’ 2020, 2021, 2022 and 2023
(when ﬁled) tax returns are open to examination by the federal and applicable state tax authorities. The Funds have no examinations in progress.
G. Dividends and Distributions to Shareholders
The Funds record dividends and distributions to shareholders on the ex-dividend date.
Distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States. Accordingly, periodic reclassiﬁcations related to permanent book and tax basis differences are made within the
Funds’ capital accounts to reﬂect income and gains available for distribution under income tax regulations.
The Funds, except as noted below, generally pay income dividends and distribute capital gains, if any, annually. The U.S. Government Securities Ultra-Short Bond Fund and the
Near-Term Tax Free Fund pay dividends monthly. A Fund may elect to designate a portion of the earnings and proﬁts distributed to shareholders on the redemption of Fund shares during the year as distributions for federal income tax purposes.
H. Expenses
Fund speciﬁc expenses are allocated to that Fund. Expenses that are not fund speciﬁc are allocated among Funds. Except for the U.S. Government Securities Ultra-Short Bond Fund,
expense offset arrangements have been made with the Funds’ custodian so the custodian fees may be paid indirectly by credits earned on the Funds’ cash balances. Such deposit

Notes to Financial Statements
December 31, 2023

arrangements are an alternative to overnight investments. Custodian fees are presented in the Statements of Operations gross of such credits, and the credits are presented as offsets to expenses. For the U.S. Government Securities Ultra-Short Bond Fund, credits earned on its cash balance are included in interest and other income.
I. Use of Estimates in Financial Statement Preparation
The Funds are investment companies accounted for in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Therefore they follow the accounting and reporting guidelines for investment companies. The preparation of ﬁnancial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the ﬁnancial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Note 2: Financial Derivative Instruments
A. Options Contracts
Global Luxury Goods Fund, Gold and Precious Metals Fund, Global Resources Fund
and World Precious Minerals Fund (the “Equity Funds”) may purchase or write (sell)
options on securities to manage their exposure to stock or commodity markets as well as
ﬂuctuations in interest and currency conversion rates. The use of options carries the risks of a change in value of the underlying instruments, an illiquid secondary market, or failure of the counterparty to perform its obligations.
A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the issuer of the option the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the issuer the obligation to sell, the underlying instrument at the exercise price.
Purchasing a put option tends to decrease a Fund’s exposure to the underlying instrument, whereas purchasing a call option tends to increase a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in the Statement of Assets and
Liabilities as an investment and subsequently marked to market to reﬂect the current value of the option. Premiums paid to purchase options which expire are treated as realized losses. Premiums paid to purchase options which are exercised or closed are added to the cost of securities acquired or the proceeds from securities sold. The risk associated with purchasing put and call options is limited to the premium paid.
The Funds will realize a loss equal to all or a part of the premium paid for an option if the price of the underlying security or other instrument decreases or does not increase by more than the premium (in the case of a call option), or if the price of the underlying security or other instrument increases or does not decrease by more than the premium (in the case of a put option).
Writing (selling) a put option tends to increase a Fund’s exposure to the underlying instrument, whereas writing a call option tends to decrease a Fund’s exposure to the underlying instrument. The premium received is recorded as a liability in the Statement of Assets and Liabilities and subsequently marked to market to reﬂect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from options which are exercised or closed are added to

Notes to Financial Statements
December 31, 2023

the proceeds or offset against amounts paid on the underlying transaction to determine the realized gain or loss. Written options include a risk of loss in excess of the option premium.
A Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and thus bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is also the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.
A Fund’s ability to close out its position as a purchaser or seller of a put or call option is dependent, in part, upon the liquidity of the market for that particular option. There can be no guarantee that a Fund will be able to close out an option position when desired.
An inability to close out its options positions may reduce a Fund’s anticipated proﬁts or increase its losses.
As of December 31, 2023, there were no securities held in escrow by the custodian as cover for call options written.
B. Forward Foreign Currency Contracts
The Funds enter into forward foreign currency contracts to lock in the U.S. dollar cost of purchase and sale transactions or to hedge the portfolio against currency ﬂuctuations. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. These contracts are valued daily, and the Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statement of Assets and Liabilities.
Realized and unrealized gains and losses are included in the Statement of Operations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Open forward foreign currency contracts as of December 31, 2023, were as follows:
Fund Counterparty Currency to Deliver
Currency to
Receive
Settlement
Date
Settlement
Value at
December 31,
2023
Net Unrealized
Appreciation
(Depreciation)
Global Luxury
Goods
Fund
Brown Brothers
Harriman & Co. USD 5,467,100 EUR 5,000,000 1/8/2024 $ 5,521,653 $ 54,553
Brown Brothers
Harriman & Co. EUR 8,000,000 USD 8,653,405 1/8/2024 8,834,645 (181,240)

Notes to Financial Statements
December 31, 2023

C. Summary of Derivative Instruments
The following is a summary of the valuations of derivative instruments categorized by location in the Statements of Assets and Liabilities as of December 31, 2023:
The following is a summary of the effect of derivative instruments on the Statements of
Operations as of December 31, 2023:
Location
Global Luxury
Goods Fund
Global
Resources Fund
World Precious
Minerals Fund
Asset derivatives
Investments, at value
Purchased options – Equity risk $ 40,600 $ 126,650 $ 116,850
Unrealized gain on forward foreign currency contracts –
Currency contract risk 54,553 – –
Liability derivatives
Unrealized loss on forward foreign currency contracts –
Currency contract risk $ (181,2 40 ) $ – $ –
Total $ (86,08 7 ) $ 126,650 $ 116,850
Location
Gold and
Precious Metals
Fund
Asset derivatives
Investments, at value
Purchased options – Equity risk $ 257,500
Total $ 257,500
Location
Global Luxury
Goods Fund
Global
Resources
Fund
World Precious
Minerals Fund
Realized gain (loss) on derivatives recognized in
income
Realized gain (loss) from securities
Purchased options – Equity risk $ (140,754) $ (523,530) $ (705,996)
Net realized gain (loss) from foreign currency transactions
Foreign exchange contracts – Currency contract risk (31,742) 55, 339 85,382
(172,496) (468,19 1 ) (620,614)
Change in unrealized appreciation (depreciation) on
derivatives recognized in income
Net change in unrealized appreciation (depreciation) of
investments
Purchased options – Equity risk (16,221) 713,422 887,198
Net change in unrealized gain (loss) from foreign currency
transactions
Foreign exchange contracts – Currency contract risk (126,687) – –
(142,908) 713,422 887,198
Total $ (315,404) $ 245,23 1 $ 266,584

Notes to Financial Statements
December 31, 2023

The total value of transactions in purchased options and forward currency contracts outstanding during the year ended December 31, 2023, were approximately as follows:
Location
Gold and
Precious
Metals Fund
Realized gain (loss) on derivatives recognized in income
Realized gain (loss) from securities
Purchased options – Equity risk $ (2,418,611)
Net realized gain (loss) from foreign currency transactions
Foreign exchange contracts – Currency contract risk 131,7 60
(2,286,85 1 )
Change in unrealized appreciation (depreciation) on derivatives recognized in income
Net change in unrealized appreciation (depreciation) of investments
Purchased options – Equity risk 2,771,641
Net change in unrealized gain (loss) from foreign currency transactions – Currency contract risk –
2,771,641
Total $ 484,789
Fund Purchased Options
Forward Currency
Contracts
Global Luxury Goods Fund $ 384,591 $ 54,395,147
Global Resources Fund 126,683 15,891,569
World Precious Minerals Fund 117,133 24,628,691
Gold and Precious Metals Fund 260,461 37,101,938

Notes to Financial Statements
December 31, 2023

Asset (Liability) amounts shown in the table below represent amounts for derivative related instruments at December 31, 2023. These amounts may be collateralized by cash or financial instruments.
Note 3: Investment Advisory and Other Agreements
U.S. Global Investors, Inc. (the “Adviser”) is the investment adviser to the Funds. Pursuant to an investment advisory agreement with the Trust in effect through October 1, 2024, furnishes management and investment advisory services and, subject to the supervision of the Trustees, directs the investments of each Fund according to each Fund’s investment objectives, policies and limitations.
Gross Asset
(Liability) as
Presented in
the Statement
of Assets and
Liabilities
Financial Instruments
(Received) Pledged*
Cash Collateral
(Received)
Pledged* Net Amount
Global Luxury Goods
Assets:
Over-the-counter
derivatives** $ 40,600 $ – $ – $ 40,600
Unrealized gain on
forward foreign
currency contracts 54,553 – – 54,553
Liabilities:
Unrealized loss on
forward foreign
currency contracts (181,240) 54,553 126,687 –
Global Resources
Assets:
Over-the-counter
derivatives** 126,650 – – 126,650
World Precious Minerals
Assets:
Over-the-counter
derivatives** 116,850 – – 116,850
Gold and Precious Metals
Assets:
Over-the-counter
derivatives** 257,500 – – 257,500
* The actual financial instruments and cash collateral (received) pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities.
** Over-the-counter derivatives may consist of purchased options. The amounts disclosed above represent the exposure to one or more counterparties. For further detail on individual derivative contracts, see the Portfolios of Investments.

Notes to Financial Statements
December 31, 2023

For the services of the Adviser, each Fund pays a base management or advisory fee based upon its net assets. Fees are accrued daily and paid monthly. The contractual management fee for each Fund is:
The advisory agreement also provides that the base advisory fee of the Equity Funds will be adjusted upwards or downwards by 0.25 percent if there is a performance difference of 5 percent or more between a Fund’s performance and that of its designated benchmark index over the prior 12 months. The performance adjustment is calculated separately for each share class. The benchmarks are as follows:
No performance adjustment is applied unless the difference between the class’s investment performance and the benchmark is 5 percent or greater (positive or negative) during the applicable performance measurement period. The performance fee adjustment is calculated monthly in arrears and is accrued ratably during the month. The management fee, net of any performance fee adjustment, is paid monthly in arrears.
The amounts shown as Management fee on the Statements of Operations reﬂects the base fee plus/minus any performance adjustment. During the year ended December 31, 2023, the Funds recorded performance adjustments as follows:
Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US Holdings,
LLC (d/b/a Apex Fund Services) (“Apex”) and the Adviser act as co-administrators to the Trust. Apex provides a Principal Executive Officer, a Principal Financial Officer, a
Chief Compliance Officer and a Anti-Money Laundering Officer to each Fund, as well as certain additional compliance and administrative support functions. Apex also provides fund accounting services to each Fund. The fees related to these services are included in Administration Fees within the Statement of Operations. Apex also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an
Apex services agreement, each Fund pays Apex customary fees for its services.
Fund
Average Percentage of
Average Daily Net Assets
U.S. Government Securities Ultra-Short Bond .50% of the first $250,000,000 and .375% of the excess
Near-Term Tax Free .50%
Global Luxury Goods 1.00%
Global Resources .95% of the first $500,000,000; .90% of $500,000,001 to
$1,000,000,000 and .85% of the excess
World Precious Minerals 1.00% of the first $500,000,000; .95% of $500,000,001 to
$1,000,000,000 and .90% of the excess
Gold and Precious Metals .90% of the first $500,000,000 and .85% of the excess
Fund Benchmark Index
Global Luxury Goods S&P Composite 1500 TR Index
Global Resources S&P Global Natural Resources Index (Net Total Return)
World Precious Minerals NYSE Arca Gold Miners Index
Gold and Precious Metals FTSE Gold Mines Index
Fund
Investor Class
Performance Fee
Adjustment
Global Luxury Goods $ 54,496
Global Resources (140,337)
World Precious Minerals (139,972)
Gold and Precious Metals (224,128)
Note 3: Investment Advisory and Other Agreements

Notes to Financial Statements
December 31, 2023

The U.S. Government Securities Ultra-Short Bond, Near-Term Tax Free, Global Luxury
Goods, Global Resources, World Precious Minerals and Gold and Precious Metals Funds
compensate the Adviser at an annual rate of 0.05% of the average daily net assets of each
Fund for administrative services provided.
The Equity Funds in the Trust have adopted a distribution plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 in which the Distributor is paid a fee at an annual rate of 0.25% of the average daily net assets of the Fund for sales and promotional services related to the distribution of shares.
The Adviser has voluntarily agreed to reimburse speciﬁc funds so that their total operating expenses will not exceed certain annual percentages of average net assets. The expenses for the year ended December 31, 2023, were limited as follows: U.S. Government Securities
Ultra-Short Bond Fund at 0.45%, Global Resources Fund, World Precious Minerals Fund
and Gold and Precious Metals Fund at 1.75%. These expense limitations are exclusive of any performance fee adjustments and will continue on a voluntary basis at the Adviser’s discretion. The Adviser may temporarily agree to additional reimbursements or limitations.
The Adviser has contractually limited the total operating expenses of the Near- Term Tax
Free Fund at 0.45% on an annualized basis through April 30, 2024. The Adviser has also contractually limited the total operating expenses of the Global Luxury Goods Fund at
1.75% on an annualized basis through April 30, 2024.
Apex is the transfer agent for the Funds. Each Fund’s share class pays an annual fee based on the number of shareholder accounts, certain base fees and transaction- and activity-based fees for transfer agency services. Certain account fees are paid directly by shareholders to the transfer agent, which, in turn, reduces its charge to the Funds.
Brown Brothers Harriman & Co. (BBH) serves as the custodian.
Foreside Fund Services, LLC (the “Distributor”), a wholly owned subsidiary of Foreside
Financial Group, LLC (d/b/a ACA Group), acts as the agent of the Trust in connection with the continuous offering of shares of the Funds. The Distributor continually distributes shares of the Funds on a best efforts basis.
Note 4: Investments
Cost of purchases and proceeds from sales of long-term securities for the year ended
December 31, 2023, are summarized as follows:
Note 5: Tax Information
The following table presents the income tax basis of securities owned at December 31,
2023, and the tax basis components of net unrealized appreciation (depreciation):
Fund Purchases Sales
U.S. Government Securities Ultra-Short Bond $ 22,021,930 $ 21,233,729
Near-Term Tax Free 3,447,233 2,795,345
Global Luxury Goods 80,900,095 86,465,891
Global Resources 39,313,586 42,305,252
World Precious Minerals 10,094,224 14,551,826
Gold and Precious Metals 48,297,388 53,850,576
Note 3: Investment Advisory and Other Agreements

Notes to Financial Statements
December 31, 2023

As of December 31, 2023, the components of distributable earnings on a tax basis were as follows:
The differences between book-basis and tax-basis unrealized appreciation (depreciation)
for Global Luxury Goods, Global Resources, World Precious Minerals and Gold and
Precious Metals Funds are attributable primarily to the tax deferral of losses on wash sales, investment in passive foreign investment companies (PFIC), section 988 forward currency contracts, equity return of capital, investments in grantor trusts and investments in partnerships.
Reclassiﬁcations are made to the Funds’ capital accounts to reﬂect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.
For the year ended December 31, 2023, the Funds recorded the following reclassiﬁcations to increase (decrease) the accounts listed below:
Fund
Aggregate Tax
Cost
Gross
Unrealized
Appreciation
Gross
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
U.S. Government Securities
Ultra-Short Bond $ 28,502,468 $ 105,170 $ (17,660) $ 87,510
Near-Term Tax Free 23,395,093 62,726 (149,539) (86,813)
Global Luxury Goods 40,603,53 6 5,479,902 (4,038,340) 1,441,562
Global Resources 92,547,837 11,793,198 (61,466,767) (49,673,569)
World Precious Minerals 91,448,687 12,413,160 (62,219,584) (49,806,424)
Gold and Precious Metals 89,433,425 23,887,789 (16,705,333) 7,182,456
Fund
Undistributed
Tax-Exempt
Income
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Capital and
Other Losses
U.S. Government Securities Ultra-Short
Bond $ – $ – $ – $ (790,545)
Near-Term Tax Free – – – (2,779,541)
Global Luxury Goods – 748,296 1,276,472 (1,316,649)
Global Resources – 1,367,492 – (241,843,934)
World Precious Minerals – – – (351,715,654)
Gold and Precious Metals – 107,335 – (64,254,824)
Fund (continued)
Net Unrealized
Appreciation
(Depreciation)
Other
Temporary
Differences Total
U.S. Government Securities Ultra-Short Bond $ 87,510 $ – $ (703,035)
Near-Term Tax Free (86,813) – (2,866,354)
Global Luxury Goods 1,441,562 2,100 2,151,781
Global Resources (49, 673,569 ) 45,463 (290,104,548)
World Precious Minerals (49, 806,424 ) 1,343 (401,520,735)
Gold and Precious Metals 7, 182,456 (4,510) (56,969,543)

Notes to Financial Statements
December 31, 2023

The tax character of distributions paid during the ﬁscal year ended December 31, 2023, were as follows:
The tax character of distributions paid during the ﬁscal year ended December 31, 2022, were as follows:
Capital loss carryforwards may be used to offset current or future taxable capital gains. The loss carryforwards for each Fund, as of December 31, 2023, are as follows:
Fund
Distributable
Earnings Paid in Capital
U.S. Government Securities Ultra-Short Bond $ 708 $ (708)
Near-Term Tax Free 574 (574)
Global Luxury Goods – –
Global Resources 78,336 (78,336)
World Precious Minerals 574,322 (574,322)
Gold and Precious Metals (684) 684
Fund
Tax-Exempt
Income
Ordinary
Income
Long-Term
Capital Gains
Return of
Capital Total
U.S. Government Securities
Ultra-Short Bond $ – $ 1,170,048 $ – $ – $ 1,170,048
Near-Term Tax Free 550,450 146,197 – – 696,647
Global Luxury Goods – 397,483 854,127 – 1,251,610
Global Resources – – – – –
World Precious Minerals – – – – –
Gold and Precious Metals – – – – –
Fund
Tax-Exempt
Income
Ordinary
Income
Long-Term
Capital Gains
Return of
Capital Total
U.S. Government Securities
Ultra-Short Bond $ – $ 289,109 $ 7,427 $ – $ 296,536
Near-Term Tax Free 318,228 39,685 – – 357,913
Global Luxury Goods – 1,914,604 539,320 – 2,453,924
Global Resources – 7,566,498 – – 7,566,498
World Precious Minerals – – – – –
Gold and Precious Metals – – – – –
No Expiration
Fund Short-Term Long-Term Total
U.S. Government Securities Ultra-Short Bond $ 404,308 $ 386,237 $ 790,545
Near-Term Tax Free 1,040,620 1,738,921 2,779,541
Global Luxury Goods 1,316,649 – 1,316,649
Global Resources 166,015,162 75,828,772 241,843,934
World Precious Minerals 88,162,186 263,553,468 351,715,654
Gold and Precious Metals 44,928,092 19,326,732 64,254,824

Notes to Financial Statements
December 31, 2023

The Global Luxury Goods Fund has a Section 382 loss limitation. The remaining loss limit at December 31, 2023 is $1,316,649 and the yearly amount of loss that can be drawn down or utilized from this amount is $117,889.
During the year ended December 31, 2023, the following Funds utilized capital loss carryforwards to offset capital gains amounting to:
Note 6: Risks of Concentrations and Foreign Investments
The Near-Term Tax Free Fund may be exposed to risks related to concentration of investments in a particular state or geographic area. These investments present risks resulting from changes in economic conditions of the region or the issuer.
The Global Resources Fund concentrates its investments in the natural resources industries and may be subject to greater risks and ﬂuctuations than a portfolio representing a broader range of industries.
The World Precious Minerals and Gold and Precious Metals Funds concentrate their investments in gold and other precious metals and minerals and, therefore, may be subject to greater risks and market ﬂuctuations than a portfolio representing a broader range of industries. The funds invest in securities that typically respond to changes in the price of gold and other precious metals and minerals, which can be inﬂuenced by a variety of global economic, ﬁnancial and political factors; increased environmental and labor costs in mining; and changes in laws relating to mining or gold production or sales. Fluctuations in the prices of gold and other precious metals and minerals will affect the market values of the securities held by these funds.
Note 7: Credit Arrangements
Each of the Funds has an uncommitted credit facility with BBH, which will remain in effect through at least April 19, 2024. The continuance of the credit facility with BBH is subject to annual renewal by the Board. On April 24, 2019, the Adviser opted to convert the committed line of credit into an uncommitted line of credit. As a result, the Adviser is no longer obligated to pay commitment fees to BBH. Borrowings of each Fund are collateralized by any or all of the securities held by BBH as the Funds’ custodian up to the amount of the borrowing. Interest on borrowings is charged at the current overnight
Federal Funds Rate plus 2 percent. Each Fund has a maximum borrowing limit of 10 percent of qualiﬁed assets. The aggregate of borrowings by all Funds under the agreement cannot exceed $10,000,000 at any one time. There were no borrowings under the credit facility during the year ended December 31, 2023.
Note 8: Commitments and Contingencies
In the normal course of business, each Fund enters into contracts that provide general indemnifications by each Fund to the counterparty to the contract. Each Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against each Fund and, therefore, cannot be estimated; however, based on experience, the risk of
Fund
Global Luxury Goods $ 4,155,414

Notes to Financial Statements
December 31, 2023

loss from such claims is considered remote. Each Fund has determined that none of these arrangements requires disclosure on each Fund’s balance sheet.
Note 9: New Accounting Pronouncement
In June 2022, the Financial Accounting Standards Board issued Accounting Standards
Update 2022-03, which amends Fair Value Measurement (Topic 820); Fair Value
Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-
03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December
15, 2023, and for interim periods within those fiscal years, with early adoption permitted.
Management is currently evaluating the impact of these amendments on the financial statements.
Note 10: Subsequent Events
Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and the Funds have had not such events. Management has evaluated the need for additional disclosures and/
or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of the date the financial statements were issued.

Financial Highlights

U.S. Government Securities Ultra-Short Bond Fund
For a capital share outstanding during the
See accompanying notes to financial statements.
Investor Class
Year Ended December 31,
2023
2022
2021
2020
2019
Ratios to Average Net Assets:
Expense offset
–
–
–
–
–
Year Ended December 31,
2023 2022 2021 2020 2019
Net asset value, beginning of year
$ 1.94  $ 1.99  $ 2.00  $ 2.00  $ 2.00
Investment Activities
Net investment income (loss) * 0.07  0.02  (0.01) 0.00
(a)
0.03
Net realized and unrealized gain
(loss)
0.01  (0.05) (0.00)
(a)
0.01  0.00
(a)
Total from investment activities
0.08  (0.03) (0.01) 0.01  0.03
Distributions
From net investment income (0.07) (0.02) –  (0.01) (0.03)
From net realized gains
–  (0.00)
(a)
(0.00)
(a)
–  (0.00)
(a)
Net asset value, end of year
$ 1.95  $ 1.94  $ 1.99  $ 2.00  $ 2.00
Total Return
(b)
4.17% (1.66)% (0.44)% 0.32% 1.50%
Ratios to Average Net Assets:
Net investment income (loss) 3.56% 0.82% (0.32)% 0.24% 1.47%
Total expenses 1.17% 1.13% 1.06% 1.05% 1.00%
Expenses waived or reimbursed
(c)
(0.72)% (0.68)% (0.61)% (0.60)% (0.55)%
Net expenses
(d)
0.45% 0.45% 0.45% 0.45% 0.45%
Portfolio turnover rate 143% 46% 78% 127% 97%
Net assets, end of year (in
thousands) $31,328  $34,117  $38,004  $40,262  $42,681
* Based on average shares outstanding.
(a) The per share amount does not round to a full penny.
(b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c) Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease the total returns had such reductions not occurred.
(d) The net expense ratios shown above reflect expenses after waivers and reimbursements and include the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income (loss) ratio had such reductions not occurred. The effect of expenses offset are as follows:

Financial Highlights

Near-Term Tax Free Fund
For a capital share outstanding during the
See accompanying notes to financial statements.
Investor Class
Year Ended December 31,
2023
2022
2021
2020
2019
Ratios to Average Net
Assets:
Expense offset
(0.01)%
(0.02)%
–
(d)
(0.01)%
(0.08)%
Year Ended December 31,
2023 2022 2021 2020 2019
Net asset value, beginning of year
$ 2.09  $ 2.23  $ 2.26  $ 2.22  $ 2.20
Investment Activities
Net investment income * 0.05  0.02  0.02  0.02  0.03
Net realized and unrealized gain
(loss)
0.01  (0.14) (0.03) 0.04  0.02
Total from investment activities
0.06  (0.12) (0.01) 0.06  0.05
Distributions
From net investment income (0.05) (0.02) (0.02) (0.02) (0.03)
Net asset value, end of year
$ 2.10  $ 2.09  $ 2.23  $ 2.26  $ 2.22
Total Return
(a)
3.04% (5.23)% (0.46)% 2.93% 2.18%
Ratios to Average Net Assets:
Net investment income 2.42% 1.08% 0.86% 1.11% 1.25%
Total expenses 1.29% 1.20% 1.13% 1.09% 1.05%
Expenses waived or reimbursed
(b)
(0.84)% (0.75)% (0.68)% (0.64)% (0.60)%
Net expenses
(c)
0.45% 0.45% 0.45% 0.45% 0.45%
Portfolio turnover rate 14% 57% 20% 20% 35%
Net assets, end of year (in
thousands) $25,394  $30,878  $35,389  $41,762  $43,061
* Based on average shares outstanding.
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease the total returns had such reductions not occurred.
(c) The net expense ratios shown above reflect expenses after waivers and reimbursements and include the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income (loss) ratio had such reductions not occurred. The effect of expenses offset are as follows:
(d) Effect on the expense ratio was not greater than 0.005%.

Financial Highlights

Global Luxury Goods Fund
For a capital share outstanding during the
See accompanying notes to financial statements.
Investor Class
Year Ended December 31,
2023
2022
2021
2020
2019
Ratios to Average Net
Assets:
Expense offset
(0.04)%
(0.06)%
–
(d)
(0.01)%
(0.15)%
Year Ended December 31,
2023 2022 2021 2020 2019
Net asset value, beginning of year
$ 15.95  $ 22.30  $ 20.59  $ 17.09  $ 15.36
Investment Activities
Net investment income (loss) * 0.12  0.36  (0.14) (0.04) (0.02)
Net realized and unrealized gain
(loss)
3.67  (5.69) 5.28  3.56  2.14
Total from investment activities
3.79  (5.33) 5.14  3.52  2.12
Distributions
From net investment income (0.01) (0.57) (0.21) (0.02) –
From net realized gains
(0.51) (0.45) (3.22) –  (0.39)
Net asset value, end of year
$ 19.22  $ 15.95  $ 22.30  $ 20.59  $ 17.09
Total Return
(a)
23.75% (23.88)% 25.02% 20.62% 13.84%
Ratios to Average Net Assets:
Net investment income (loss) 0.64% 2.03% (0.60)% (0.25)% (0.14)%
Total expenses 2.05% 1.75% 1.99% 1.76% 1.69%
Expenses waived or reimbursed
(b)
(0.18)% (0.20)% (0.06)% (0.01)% (0.15)%
Net expenses
(c)
1.87% 1.55% 1.93% 1.75% 1.54%
Portfolio turnover rate 195% 248% 177% 308% 292%
Net assets, end of year (in
thousands) $47,245  $40,321  $57,667  $49,567  $35,076
* Based on average shares outstanding.
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease the total returns had such reductions not occurred.
(c) The net expense ratios shown above reflect expenses after waivers and reimbursements and include the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income (loss) ratio had such reductions not occurred. The effect of expenses offset are as follows:
(d) Effect on the expense ratio was not greater than 0.005%.

Financial Highlights

Global Resources Fund
For a capital share outstanding during the
See accompanying notes to financial statements.
Investor Class
Year Ended December 31,
2023
2022
2021
2020
2019
Ratios to Average Net
Assets:
Expense offset
(0.04)%
(0.03)%
–
(d)
(0.01)%
(0.08)%
Year Ended December 31,
2023 2022 2021 2020 2019
Net asset value, beginning of year
$ 4.30  $ 5.67  $ 5.97  $ 4.61  $ 4.33
Investment Activities
Net investment income (loss) * 0.01  0.01  (0.01) 0.01  0.10
Net realized and unrealized gain
(loss)
(0.34) (0.71) 0.78  1.68  0.27
Total from investment activities
(0.33) (0.70) 0.77  1.69  0.37
Distributions
From net investment income –  (0.67) (1.07) (0.33) (0.09)
Net asset value, end of year
$ 3.97  $ 4.30  $ 5.67  $ 5.97  $ 4.61
Total Return
(a)
(7.67)% (12.10)% 13.43% 37.17% 8.55%
Ratios to Average Net Assets:
Net investment income (loss) 0.35% 0.25% (0.22)% 0.22% 2.15%
Total expenses 1.69% 1.60% 1.90% 2.09% 1.61%
Expenses waived or reimbursed
(b)
(0.22)% (0.06)% –  (0.06)% (0.08)%
Net expenses
(c)
1.47% 1.54% 1.90% 2.03% 1.53%
Portfolio turnover rate 84% 46% 135% 105% 129%
Net assets, end of year (in
thousands) $45,339  $55,053  $67,821  $63,891  $55,739
* Based on average shares outstanding.
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease the total returns had such reductions not occurred.
(c) The net expense ratios shown above reflect expenses after waivers and reimbursements and include the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income (loss) ratio had such reductions not occurred. The effect of expenses offset are as follows:
(d) Effect on the expense ratio was not greater than 0.005%.

Financial Highlights

World Precious Minerals Fund
For a capital share outstanding during the
See accompanying notes to financial statements.
Investor Class
Year Ended December 31,
2023
2022
2021
2020
2019
Ratios to Average Net Assets:
Expense offset
(0.04)%
(0.02)%
–
(d)
–
(d)
(0.04)%
Year Ended December 31,
2023 2022 2021 2020 2019
Net asset value, beginning of year
$ 1.73  $ 2.58  $ 5.26  $ 3.31  $ 2.70
Investment Activities
Net investment loss * (0.01) (0.03) (0.09) (0.07) (0.04)
Net realized and unrealized gain
(loss)
(0.27) (0.82) (0.74) 2.38  0.65
Total from investment activities
(0.28) (0.85) (0.83) 2.31  0.61
Distributions
From net investment income –  –  (1.85) (0.36) –
Net asset value, end of year
$ 1.45  $ 1.73  $ 2.58  $ 5.26  $ 3.31
Total Return
(a)
(16.18)% (32.95)% (14.19)% 70.60% 22.59%
Ratios to Average Net Assets:
Net investment loss (0.90)% (1.31)% (1.77)% (1.77)% (1.31)%
Total expenses 1.74% 1.62% 1.93% 1.81% 1.55%
Expenses waived or reimbursed
(b)
(0.27)% (0.09)% –  –  (0.04)%
Net expenses
(c)
1.47% 1.53% 1.93% 1.81% 1.51%
Portfolio turnover rate 21% 25% 41% 34% 20%
Net assets, end of year (in
thousands) $42,744  $54,500  $89,313  $116,247  $75,818
* Based on average shares outstanding.
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease the total returns had such reductions not occurred.
(c) The net expense ratios shown above reflect expenses after waivers and reimbursements and include the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income (loss) ratio had such reductions not occurred. The effect of expenses offset are as follows:
(d) Effect on the expense ratio was not greater than 0.005%.

Financial Highlights

Gold and Precious Metals Fund
For a capital share outstanding during the
See accompanying notes to financial statements.
Investor Class
Year Ended December 31,
2023
2022
2021
2020
2019
Ratios to Average Net
Assets:
Expense offset
(0.02)%
(0.03)%
–
(d)
(0.01)%
(0.08)%
Year Ended December 31,
2023 2022 2021 2020 2019
Net asset value, beginning of year
$ 9.75  $ 11.81  $ 13.53  $ 10.14  $ 6.70
Investment Activities
Net investment income (loss) * 0.04  (0.01) (0.01) (0.09) (0.07)
Net realized and unrealized gain
(loss)
0.11  (2.05) (1.46) 3.84  3.51
Total from investment activities
0.15  (2.06) (1.47) 3.75  3.44
Distributions
From net investment income –  –  (0.25) (0.36) –
Net asset value, end of year
$ 9.90  $ 9.75  $ 11.81  $ 13.53  $ 10.14
Total Return
(a)
1.54% (17.44)% (10.82)% 37.06% 51.34%
Ratios to Average Net Assets:
Net investment income (loss) 0.38% (0.11)% (0.07)% (0.82)% (0.90)%
Total expenses 1.48% 1.55% 1.82% 1.60% 1.59%
Expenses waived or reimbursed
(b)
(0.02)% (0.03)% –  (0.01)% (0.08)%
Net expenses
(c)
1.46% 1.52% 1.82% 1.59% 1.51%
Portfolio turnover rate 50% 55% 56% 37% 36%
Net assets, end of year (in
thousands) $97,902  $110,089  $141,228  $160,318  $123,577
* Based on average shares outstanding.
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease the total returns had such reductions not occurred.
(c) The net expense ratios shown above reflect expenses after waivers and reimbursements and include the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income (loss) ratio had such reductions not occurred. The effect of expenses offset are as follows:
(d) Effect on the expense ratio was not greater than 0.005%.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees and Shareholders of U.S. Global Investors Funds
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolio of investments, of U.S. Government Securities Ultra-Short Bond Fund, Near-Term Tax-Free
Fund, Global Luxury Goods Fund, Global Resources Fund, World Precious Minerals Fund,
and Gold and Precious Metals Fund, each a series of shares of beneficial interest in U.S.
Global Investors Funds (the “Funds”) as of December 31, 2023, and the related statements of operations and changes in net assets, the related notes, and the financial highlights for the year then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2023, the results of their operations, changes in net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.
The Funds’ financial statements and financial highlights for the years ended December
31, 2022, and prior, were audited by other auditors whose report dated February 28, 2023, expressed an unqualified opinion on those financial statements and financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board
(United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the custodian, issuer and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Funds’ auditor since 2023.
COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
February 29, 2024

Trustees and Officers (
unaudited
)
December 31, 2023

The following table presents information about the Trustees as of December 31, 2023, together with a brief description of their principal occupations during the last five years. Each trustee serves until his death, resignation or removal and replacement. The address for all trustees is
c/o Apex Fund Services, Three Canal Plaza, Suite 600, Portland, Maine 04101. If you would like more information about the Trustees, you may call 1-800-US-FUNDS (1-800-873-8637)
to request a free copy of the Statement of Additional Information.
(1)
Karen Shaw is currently treated as an interested person of the Trust, as defined in the 1940 Act, due to her affiliation with Apex Fund Services and her role as Treasurer of the Trust. Apex Fund Services is a wholly owned subsidiary of Apex US Holdings LLC.
The following table presents information about each Officer of the Trust as of December
31, 2023, together with a brief description of their principal occupations during the last five years. Each officer serves until his or her death, resignation or removal and replacement. The business address of each officer is c/o Apex Fund Services, Three Canal Plaza, Suite 600,
Portland, Maine 04101.
Name and Year
of Birth
Position with
the Trust
Length of
Time
Served
Principal
Occupation(s) During
Past Five Years
Number of
Series in
Fund
Complex
Overseen
By
Trustee
Other
Directorships
Held By
Trustee
During Past
Five Years
Independent Trustees
David Tucker
Born: 1958
Chairman of the
Board; Trustee;
Chairman,
Nominating
Committee and
Qualified Legal
Compliance
Committee
Since 2015 Director, Blue Sky
Experience (a charitable
endeavor), since
2008; Senior Vice
President & General
Counsel, American
Century Companies (an
investment management
firm), 1998-2008.
6 Trustee, Forum
Funds; Trustee,
Forum Funds II
Mark D. Moyer
Born: 1959
Trustee;
Chairman Audit
Committee
Since 2015 Independent consultant
providing interim CFO
services, principally to
non-profit organizations,
since 2021. Chief
Financial Officer,
Freedom House (a NGO
advocating political
freedom and democracy)
2017-2021.
6 Trustee, Forum
Funds; Trustee,
Forum Funds II
Jennifer
Brown-Strabley
Born: 1964
Trustee Since 2015 Principal, Portland
Global Advisors (a
registered investment
adviser), 1996-2010.
6 Trustee, Forum
Funds; Trustee,
Forum Funds II
Interested Trustees
(1)
Karen Shaw
Born: 1972
Trustee Since 2023 Senior Vice President,
Apex Fund Services
since 2019; Senior Vice
President, Atlantic Fund
Services 2008-2019.
6 Trustee, Forum
Funds; Trustee,
Forum Funds II

Trustees and Officers (
unaudited
)
December 31, 2023

Principal Officers of the Trust
Name and Year
of Birth
Position with
the Trust
Length of
Time
Served
Principal
Occupation(s) During
Past Five Years
Zachary Tackett
Born: 1988
President; Principal
Executive Officer;
Anti-Money
Laundering
Compliance Officer;
Identity Theft
Prevention Officer
President
and Principal
Executive
Officer
since 2023;
Anti-Money
Laundering
Compliance
Officer and
Identity Theft
Prevention
Officer since
2015
Senior Counsel, Apex Fund Services since
2019; Counsel, Atlantic Fund Services
2014-2019.
Karen Shaw
Born: 1972
Treasurer; Principal
Financial Officer
Since 2015 Senior Vice President, Apex Fund Services
since 2019; Senior Vice President, Atlantic
Fund Services 2008-2019.
Carlyn Edgar
Born: 1963
Chief Compliance
Officer, Code of
Ethics Review Officer
Since 2015 Senior Vice President, Apex Fund Services
since 2019; Senior Vice President, Atlantic
Fund Services 2008-2014.
Lindsey Dorval
Born: 1981
Vice President;
Secretary
Since 2023 Counsel, Apex Fund Services since 2020.
Lisa Callicotte
Born: 1973
Vice President Since 2020 Chief Financial Officer, U.S. Global
Investors, Inc. since 2013.

Approval of Investment Advisory Agreement (
unaudited
)
December 31, 2023

At the September 15, 2023 Board meeting (“September meeting”), the Board of Trustees
(the “Board”) of U.S. Global Investors Funds (the “Trust”), including all the trustees who are not “interested persons” of the Trust (the “Independent Trustees”), met and considered the approval of the continuance of the investment advisory agreement between U.S. Global
Investors, Inc. (the “Adviser”) and the Trust (the “Advisory Agreement”), on behalf of each series of the Trust (each, a “Fund” and together, the “Funds”) for an additional one-year term.
In preparation for its deliberations, the Board requested and reviewed written responses from the Adviser to a due diligence questionnaire circulated on the Board's behalf concerning the
Adviser’s personnel, operations, financial condition, projected performance, and the services to be provided by the Adviser to each Fund. During its deliberations, the Board received an presentation from senior representatives of the Adviser and discussed the materials with the Adviser, independent legal counsel to the Independent Trustees (“Independent Legal
Counsel”) and, as necessary, with the Trust’s administrator. The Independent Trustees also met in executive session with Independent Legal Counsel while deliberating.
At the September meeting, the Board reviewed, among other matters, the topics discussed below:
Nature, Extent and Quality of Services
Based on written materials received from the Adviser, a presentation from senior representatives of the Adviser, and a discussion with the Adviser about the Adviser’s personnel, operations and financial condition, the Board considered the quality of services provided by the Adviser under the Advisory Agreement. In this regard, the Board considered information regarding, among other things, the experience, qualifications and professional background of the portfolio managers and other personnel at the Adviser with principal responsibility for the Funds’
investments; the investment philosophy and decision-making process of those professionals;
the capability and integrity of the Adviser’s senior management and staff; and the quality of the Adviser’s services with respect to regulatory compliance.
The Board also considered the adequacy of the Adviser’s resources. The Board noted the
Adviser’s representation that the firm is financially stable and has the operational capability needed to provide high-quality investment advisory services to the Funds. Based on the presentation and the materials provided by the Adviser, the Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided to the Funds by the
Adviser under the Advisory Agreement.
Performance
In connection with a presentation by the Adviser regarding its approach to managing the
Funds, including the investment objective and strategy of each Fund, the Board reviewed the performance of each Fund compared to their respective benchmarks and compared to independent peer groups of funds identified by Strategic Insight, Inc. (“Strategic Insight”) as
having characteristics similar to those of the Funds.
With respect to performance, the Board noted the Adviser’s overall representation that the
Funds’ relatively small asset size meant that fund expenses also served as a disproportionate drag on performance relative to the larger peers in each Fund’s respective Strategic Insight peer group.

Approval of Investment Advisory Agreement (
unaudited
)
December 31, 2023

Global Luxury Goods Fund
For the Global Luxury Goods Fund, the information presented showed that the Fund outperformed the average of its Strategic Insight peer group for the one- and three-year periods ended June 30, 2023 and underperformed the average of its Strategic Insight peer group for the five- and 10-year periods ended June 30, 2023. The Board noted the Adviser’s representation that the Global Luxury Goods Fund’s underperformance over the longer-term relative to the Strategic Insight peers could be attributed, at least in part, to differences in the
Global Luxury Goods Fund’s investment strategy compared to those of the peers. Specifically, the Board noted the Adviser’s representation that the funds in the Strategic Insight peer group employed broad, large capitalization growth strategies and, although some of the peer funds appeared to have above-average allocations to the consumer discretionary sector, the peer funds did not appear to be subject to the same investment constraints as the Global Luxury
Goods Fund with respect to luxury goods investments and did not approach the levels of consumer discretionary investment exposure in the Global Luxury Goods Fund portfolio.
The Board observed that the Global Luxury Goods Fund outperformed its primary benchmark index, the S&P Composite 1500 Index, for the one- and three-year periods ended June 30, 2023, and underperformed the primary benchmark index for each of the five- and 10-year periods ended June 30, 2023. The Board noted the Adviser’s representation that underperformance of the Fund relative to the primary benchmark could be attributed, at least in part, to the
Fund’s weighting in the consumer discretionary sector relative to the benchmark. The Board also observed that, as of July 1, 2020, the Global Luxury Goods Fund’s investment strategy was changed to focus on investments in the luxury goods sector and noted the Adviser’s representation that the performance exhibited by the Fund since the change in the Fund’s investment strategy was consistent with the Adviser’s expectations. At the Adviser’s request, the Board also considered the performance of the Global Luxury Goods Fund compared to the performance of the Fund’s secondary benchmark, the S&P Global Luxury Index, which was believed by the Adviser to have constituents more in line with the Global Luxury Goods
Fund’s portfolio. In that regard, the Board observed that the Global Luxury Goods Fund narrowly underperformed the S&P Global Luxury Index for the one-year period ended June
30, 2023, and outperformed the S&P Global Luxury Index for the two-year period ended June
30, 2023.
Global Resources Fund
For the Global Resources Fund, the information presented showed that the Fund underperformed the average of its Strategic Insight peer group for the one-, three-, five-, and 10-year periods ended June 30, 2023. The Board also observed that the Fund underperformed the S&P Global
Natural Resources Index (Net Total Return), the Fund’s primary benchmark index, for the one-, three-, five-, and 10-year periods ended June 30, 2023. The Board noted the Adviser’s representation that the Fund’s underperformance relative to the peers and benchmark could be attributed, at least in part, to the Fund’s underweight exposure to conventional oil and gas investments as oil prices increased significantly over the trailing 12 to 18 months due to the
Russian military intervention in Ukraine. The Board also noted the Adviser’s representation that the Global Resources Fund’s increased exposure to alternative energy sources during the trailing four-year period had resulted in a drag on the Fund’s relative performance that disproportionately impacted longer-term performance.

Approval of Investment Advisory Agreement (
unaudited
)
December 31, 2023

Gold and Precious Metals Fund
For the Gold and Precious Metals Fund, the information presented showed that the Fund underperformed the average of its Strategic Insight peers for the one- and five-year periods ended June 30, 2023 and outperformed the average of its Strategic Insight peers for the three- and 10-year periods ended June 30, 2023. The Board observed that the Fund also underperformed the FTSE Gold Mines Index, its primary benchmark index, for the one-, three-, and five-year periods ended June 30, 2023 and outperformed the primary benchmark for the 10-year period ended June 30, 2023. The Board noted the Adviser’s representation that the Fund’s relative underperformance over the one-year period could be attributed, at least in part, to increased performance of higher capitalization mining companies relative to the junior mining companies in which the Gold and Precious Metals Fund tended to invest during the period.
World Precious Minerals Fund
For the World Precious Minerals Fund, the information presented showed that the Fund underperformed the average of its Strategic Insight peers for the one-, three-, five-, and 10-
year periods ended June 30, 2023. The Board observed that the Fund also underperformed the NYSE Arca Gold Miners Index, its primary benchmark index, for the one-, three-, five-, and 10-year periods ended June 30, 2023. The Board noted that the Fund’s underperformance relative to the index and peers during the periods under review could be attributed, at least in part, to the underperformance of the exploration and development companies in which the
Fund invested relative to larger capitalization gold companies. The Board noted the Adviser’s representation that the Fund maintained significant exposure to junior gold companies, which underperformed higher capitalization gold companies during the latest two-year period, and that the Fund performed well relative to the junior gold miners index over the same period.
Near-Term Tax-Free Fund
For the Near-Term Tax-Free Fund, the information presented showed that the Fund underperformed the average of its Strategic Insight peer group for the one-, three-, five-, and
10-year periods ended June 30, 2023. The Board also noted that the Fund underperformed the Bloomberg 3-Year Municipal Bond Index, the Fund’s primary benchmark index, for the one-, three-, five-, and 10-year periods ended June 30, 2023. The Board noted the Adviser’s representation that the Fund’s relative underperformance was a result of the Fund’s exposure to investments with relatively longer duration than the constituents of the benchmark and peer fund portfolios during a period in which interest rate hikes by the U.S. Federal Reserve drove negative returns for most fixed income products but ultimately benefitted shorter duration investments most.
U.S. Government Securities Ultra-Short Bond Fund
For the U.S. Government Securities Ultra-Short Bond Fund, the information presented showed that the Fund underperformed the average of its Strategic Insight peer group for the one-, three-, and five-year periods ended June 30, 2023. The Board also noted that the
Fund underperformed the Bloomberg U.S. Treasury Bills 6-9 Month Total Return Index,
the Fund’s primary benchmark index, for each of the one-, three-, five-, and 10-year periods

Approval of Investment Advisory Agreement (
unaudited
)
December 31, 2023

ended June 30, 2023. The Board noted the Adviser’s representation that the Fund’s relative underperformance was a result of the Fund’s exposure to investments with relatively longer duration than the constituents of the benchmark and peer fund portfolios during a period in which interest rate hikes by the U.S. Federal Reserve drove negative returns for most fixed income products but ultimately benefitted shorter duration investments most.
In consideration of the Funds’ investment strategies, the unique nature of the markets in which the Funds invested, and the foregoing performance information, including the
Adviser’s representations regarding each Funds’ recent performance relative to peers and benchmarks, among other relevant considerations, the Board determined that the Funds and their shareholders could benefit from the Adviser’s continued management of each Fund.
Compensation
The Board evaluated the Adviser’s compensation for providing advisory services to the Funds and analyzed comparative information on actual advisory fee rates and actual total expense ratios of the Funds’ respective Strategic Insight peer groups.
For the Global Luxury Goods Fund and Gold and Precious Metals Fund, the information showed that, as of June 30, 2023, each Fund’s net advisory fee rate and net total expense ratio were higher than the median of their respective Strategic Insight peer group.
For the Global Resources Fund, the information showed that, as of June 30, 2023, the Fund’s net advisory fee rate met the median of the Strategic Insight peers and the Fund’s net total expense ratio was higher than the median of its Strategic Insight peer group.
For the World Precious Minerals Fund, the information showed that, as of June 30, 2023, the
Fund’s net advisory fee rate was less than the median of its Strategic Insight peer group and the Fund’s net total expense ratio was higher than the median of its Strategic Insight peer group.
For the Near-Term Tax-Free Fund and U.S. Government Securities Ultra-Short Bond Fund,
the information showed that, as of June 30, 2023, each Fund’s net advisory fee rate and net total expense ratio were lower than the median of their respective Strategic Insight peer group.
The Board considered the Adviser’s representation that higher expenses are inherent in small fund complexes, such as the Trust, noting the difficulty that small complexes face in spreading increasing overhead over a small asset base. The Board also noted the Adviser’s representation that the nature of the Funds’ shareholder composition, which generally comprised a significant number of small, retail accounts, resulted in significantly more operational and administrative expense than the expense borne by the larger fund complexes against which the Funds were compared. The Board noted further the Adviser’s representation that the Adviser continues to evaluate opportunities to reduce expenses that negatively affect the Funds’ investment results.
In addition, the Board noted that the Adviser is contractually limiting expenses (exclusive of acquired fund fees and expenses, extraordinary expenses, taxes, brokerage commissions and interest) on an annualized basis to not exceed 0.45% of average net assets for the Near-Term
Tax-Free Fund through at least April 30, 2024. The Board noted that the Adviser had agreed to contractually limit expenses (exclusive of acquired fund fees and expenses, extraordinary expenses, taxes, brokerage commissions, interest, and advisory fee performance adjustments,

Approval of Investment Advisory Agreement (
unaudited
)
December 31, 2023

if any) on an annualized basis to not exceed 1.75% of average net assets for the Global Luxury
Goods Fund through at least April 30, 2024.
The Board also noted that the Adviser is currently voluntarily limiting expenses for certain of the Funds (all voluntary expense limitations may be modified or removed by the Adviser at any time and are exclusive of acquired fund fees and expenses, extraordinary expenses, taxes, brokerage commissions, interest, and advisory fee performance adjustments, if any) to ensure that Fund expenses do not exceed the following levels through at least April 30, 2024:
Based on the foregoing and other applicable considerations, the Board concluded that the advisory fee rates to be charged to the Funds under the Advisory Agreement appeared to be reasonable under all of the facts and circumstances.
Cost of Services and Profitability
The Board considered information provided by the Adviser regarding the costs of services and its profitability with respect to the Funds. In this regard, the Board considered the Adviser’s resources devoted to the Funds, as well as the Adviser’s discussion of the costs and profitability of its mutual fund activities. The Board noted the Adviser’s representation that it continued to waive its advisory fee as necessary to ensure each Fund’s expenses did not exceed the voluntary or contractual expense cap, as applicable. The Board also noted the Adviser’s representation that the nature of the Funds’ shareholder composition, which generally comprised a significant number of small, retail accounts, resulted in significantly more operational and administrative expense than the expense borne by the larger fund complexes against which the Funds were compared. Based on these and other applicable considerations, the Board concluded that the
Adviser’s profits attributable to management of the Funds appeared to be reasonable in light of the nature, extent and quality of the services provided by the Adviser.
Economies of Scale
As part of its review of the Advisory Agreement, the Board considered whether the Funds would benefit from any economies of scale. In this respect, the Board considered the Funds’
fee structures, asset sizes, and net expense ratios, recognizing that an analysis of economies of scale is generally most relevant when a fund has achieved a substantial size and has growing assets and that, if a fund’s assets are stable or decreasing, the significance of economies of scale may be reduced. The Board reviewed relevant materials, including information and representations from the Adviser, in considering whether the use of breakpoints would be appropriate at this time, and the Board noted the existence of the Adviser’s ongoing expense limitation agreement obligations for each Fund. The Board noted, in particular, the relatively low asset levels for the majority of the Funds. The Board noted the Adviser’s representation that economies of scale could be experienced by shareholders of the Funds upon reaching significantly higher asset levels but that, in light of the Funds’ current asset levels, breakpoints in the advisory fee were not believed by the Adviser to be appropriate at this time. Based on
Funds Expense Cap
Global Resources Fund 1.75%
Gold and Precious Metals Fund 1.75%
World Precious Minerals Fund 1.75%
U.S. Government Securities Ultra-Short Bond Fund 0.45%

Approval of Investment Advisory Agreement (
unaudited
)
December 31, 2023

the foregoing information and other applicable considerations, the Board concluded that the information presented generally supported the renewal of the Advisory Agreement.
Other Benefits
The Board noted the Adviser’s representation that, aside from its contractual advisory fees, it does not benefit in a material way from its relationship with the Funds. Based on the foregoing representation and other applicable considerations, the Board concluded that other benefits received by the Adviser from its relationship with the Funds were not a material factor in approving the continuation of the Advisory Agreement.
Conclusion
The Board did not identify any single factor as being of paramount importance, and different
Trustees may have given different weight to different factors. The Board reviewed a memorandum from Independent Trustee Counsel discussing the legal standards applicable to its consideration of the Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the advisory arrangement, as outlined in the Advisory Agreement, was fair and reasonable in light of the services performed or to be performed, expenses incurred or to be incurred and such other matters as the Board considered relevant.
At meetings of the Board held on October 24, 2023 (“October Meeting”), and December 15,
2023 (“December Meeting) (together, the “Board Meetings”), U.S. Global Investors, Inc. (the
“Adviser”) presented information regarding the proposal to eliminate the performance-based fee from the advisory fee structure for the Funds (the “Proposal”). The Board considered the specific information presented by the Adviser with respect to its recommendation that the Board consider and approve the amendment to the Advisory Agreement (“Amended
Agreement”).
The Board also considered its deliberations with respect to its approval of the annual renewal of the current Investment Advisory Agreement (“Original Agreement”), which culminated most recently at the September 15, 2023 meeting of the Board (“September Meeting”). Thus, the Board considered information about the experience and qualifications of the portfolio management team and each Fund’s performance and expenses, based on various information and materials that were provided to and discussed with the Board at the September, October and December Meetings and throughout the year, at regularly scheduled meetings of the Board. That information and materials helped form the basis of its conclusions at the
December Meeting.
The Board noted that each Fund’s investment advisory fee was currently structured as a base rate fee (based on each Fund’s average daily net assets (with breakpoints at specific asset levels, as applicable) and a performance-related component that adjusts the base rate fee upward or downward depending upon the performance of the Fund relative to its designated benchmark index (the “Performance Adjustment”).
During and after the October Meeting, the Independent Trustees requested additional information that the Adviser provided at the December Meeting. At the December Meeting, the Board approved the Amended Agreement, subject to shareholder approval. The Board considered, among other things, the following reasons cited by the Adviser in recommending approval of the Proposal:

Approval of Investment Advisory Agreement (
unaudited
)
December 31, 2023

The Adviser believed that there is an overall lower shareholder demand for funds with performance-based fees. To date, the performance-based fee structure failed to generate meaningful investor demand and attract significant assets for the Funds, making it more difficult for each Fund to achieve economies of scale. A simpler fee structure may provide for more opportunities for potential inclusion on fund platforms, thereby leading to greater assets under management, which benefits fund shareholders.
The Adviser also observed that each Fund’s current performance-based fee structure is not in line with the fee/expense arrangements of peer funds, noting that performance-based fees are less competitive in the marketplace, and that the removal of the performance-
based fees could potentially make the Funds more appealing to investors and, thereby, increase overall assets with potential to gain economies of scale.
An advisory fee that is based on a flat rate or includes breakpoints at certain asset levels, but without a performance adjustment, is more common among investment companies, which facilitates fund peer group comparisons. Each of the Funds’ peer groups used in the most recent 15(c) reporting to the Board contained no funds with a fulcrum fee.
The performance-based fee structure creates uncertainty for investors in reasonably predicting Fund expenses, due to significant fluctuations in advisory fees and total expense ratios that can result from fund performance fluctuations. The advisory fee structure proposed under the Amended Agreement would help manage the expectations of current and prospective Fund shareholders. Additionally, the advisory fee structure proposed under the Amended Agreement would provide the Adviser with more predictable cash flow to run its business and allow the Adviser to reinvest in its business in a way that will benefit current and prospective shareholders.
Under the Original Agreement, the Adviser is consistently seeking to outperform the
Funds’ respective benchmark indices and earn the performance-based fee adjustment.
Under the Amended Agreement, that would not change; the Adviser will continue to seek outperformance and growth in assets upon which to base its fee, notwithstanding the removal of the Performance Adjustment.
Depending on the investment performance of a Fund, the removal of the Fund’s
Performance Adjustment may result in a decrease to each Fund’s effective advisory fee rate. In particular, under the Original Agreement, if a Fund’s cumulative performance exceeds by 5% or more the performance of the Fund’s designated benchmark index, the
Advisory Fee for that Fund is increased by 0.25%. Under the Amended Agreement, as of April 1, 2025, each Fund would only pay the Adviser the current base rate fee for management of the Fund’s assets.
Because each Fund’s effective advisory fee rate may also increase if the Performance
Adjustment is removed until March 31, 2025, during the first 12 months after the Amended
Agreement is approved, each Fund would pay advisory fees equal to the lesser of the base rate fee or the fee as determined under the Original Agreement, i.e., with the Performance
Adjustment.
Under the Amended Agreement, the Funds’ overall expense ratios are expected to be no greater than the Funds’ expense ratios under the Original Agreement for a period of at least
12 months from the date that the Amended Agreement takes effect, even with the removal

Approval of Investment Advisory Agreement (
unaudited
)
December 31, 2023

of the Performance Adjustment, due to the Adviser’s expense limitation arrangements under the New Expense Limitation.
Besides the advisory fee structure, none of the other terms of the Original Agreement will change as a result of the Proposal.
The Funds would not bear the expenses relating to the above-referenced changes to the
Advisory Agreement, including the expenses relating to the Special Meeting and the preparation, printing and mailing of the proxy materials and of all related solicitations, as applicable.
At the December meeting, at the recommendation of the Adviser, the Board, including a majority of the trustees who are not interested persons of the Trust (the “Independent Trustees”)
as defined in the 1940 Act, approved the Amended Agreement between the Trust, on behalf of the Fund, and the Adviser, to be in effect upon approval by shareholders through September
30, 2024. The Board’s approval was based, in part, upon the Adviser’s agreement to phase in the removal of the Performance Adjustment, as described in this Proxy Statement, during the 12-month period after the effective date of the Amended Agreement, which is expected to extend through March 31, 2025. The Board, including the Independent Trustees, recommends approval of the Amended Agreement by shareholders.
At the December Meeting, the Board also approved, subject to shareholder of the Amended
Agreement, a new expense limitation agreement, pursuant to which Adviser has contractually agreed to waive fees and/or reimburse Fund expenses to limit each Fund’s total annual fund operating expenses after fee waivers and/or expense reimbursement (exclusive of acquired fund fees and expenses, extraordinary expenses, taxes, brokerage commissions and interest)
to 1.75% through at least April 30, 2025 (the “New Expense Cap”).
Prior to their approval of the Amended Agreement, the Trustees reviewed the proposed
Amended Agreement with the Adviser and with counsel who are independent of the Adviser, who advised on the relevant legal standards. The Trustees also discussed the proposed approvals in executive sessions with counsel.
The Trustees considered the fact that the Amended Agreement would have terms and conditions substantially identical to those of the Original Agreement, except for the absence of the performance-based fee adjustment and adoption of a more conventional advisory fee, which would consist of an advisory fee based on each Fund’s average daily net assets (with breakpoints at specific asset levels, as applicable) under the Amended Agreement.
The Trustees considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the Trustees evaluated, among other things, the reasonableness of the proposed advisory fees. The Trustees did not identify any particular information that was all-important or controlling, and different Trustees may have attributed different weights to the various factors. The Trustees determined that the overall arrangements between the Funds and the Adviser, as provided in the Amended Agreement, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the Trustees considered relevant in the exercise of their business judgment.
The material factors and conclusions that formed the basis for the Trustees’ determinations included the following:

Approval of Investment Advisory Agreement (
unaudited
)
December 31, 2023

Nature, Extent and Quality of Services
The Board considered the scope and quality of services to be provided by the Adviser under the Amended Agreement, including the experience, qualification and professional background of the portfolio managers and other personnel at the Adviser with principal responsibility for investments of the Funds; the investment philosophy and decision-making process of those professionals; the capability and integrity of the Adviser's senior management and staff; and
the quality of the Adviser’s services with respect to regulatory compliance.
The Board also considered the adequacy of the Adviser’s resources. The Board noted the
Adviser’s representation that the firm is financially stable, is able to meet its expense limitation obligations to the Funds, and has the operational capability to provide high-quality investment advisory services to the Funds. When considering the Amended Agreement, the Board took into account the Adviser’s representation that it would not reduce the nature, extent or quality of serviced provided under the Amended Agreement as compared to the Original Agreement.
Based on the materials provided, the Board concluded that, overall, it was satisfied with the nature, extent and quality of services to be provided to the Fund by the Advisor under the
Amended Agreement.
Performance
In connection with a presentation by the Adviser regarding its approach to managing the
Funds, including the investment objective and strategy of each Fund, the Board reviewed information pertaining to the performance of each Fund compared to its respective benchmark and compared to independent peer groups of funds identified by Strategic Insight, Inc.
(“Strategic Insight”) as having characteristics similar to those of the Funds. The comparative information showed that each Fund had experienced periods of outperformance and periods of underperformance relative to their respective benchmarks and Strategic Insight peer groups.
With respect to performance, the Board noted the Adviser’s overall representation that the
Funds’ relatively small asset size meant that fund expenses also served as a disproportionate drag on performance relative to the larger peers in each Fund’s respective Strategic Insight peer group.
The Independent Trustees noted that in addition to the information received in connection with the September Meeting, the Independent Trustees also receive detailed performance information for each Fund at each regular Board meeting during the year, including the
December Meeting.
In consideration of the Funds’ investment strategies, the unique nature of the markets in which the Funds invested, and the foregoing performance information, including the
Adviser’s representations regarding each Fund’s recent performance relative to peers and benchmarks, among other relevant considerations, the Board determined that the Funds and their shareholders could benefit from the Adviser’s continued management of each Fund.
Compensation
The Board evaluated the Adviser’s compensation arrangements under the Original Agreement and the proposed advisory fee rate payable by each Fund to the Adviser under the Amended

Approval of Investment Advisory Agreement (
unaudited
)
December 31, 2023

Agreement, which included, among other things, historical performance fee information presented by the Adviser. The Board also analyzed comparative information on net advisory fee rates (i.e., after fee waivers) and net total expenses of groups of funds identified by Strategic
Insight, Inc (“Strategic Insight”) as having characteristics similar to those of each Fund.
For the Global Luxury Goods Fund and Gold and Precious Metals Fund, the information showed that, under the Original Agreement, as of June 30, 2023, each Fund’s net advisory fee rate and net total expense ratio were higher than the median of their respective Strategic
Insight peer group. The Board observed that, under the Amended Agreement, the pro forma net advisory fee rates and net total expense ratios for the Global Luxury Goods Fund and Gold and Precious Metals Fund would continue to be higher than the median of their respective
Strategic Insight peer groups.
For the Global Resources Fund, the information showed that, under the Original Agreement, as of June 30, 2023, the Fund’s net advisory fee rate met the median of the Strategic Insight peers and the Fund’s net total expense ratio was higher than the median of its Strategic Insight peer group. The Board observed that, under the Amended Agreement, the pro forma net advisory fee rate and net total expense ratio for the Global Resources Fund would each be higher than the median of its Strategic Insight peer group.
For the World Precious Minerals Fund, the information showed that, under the Original
Agreement, as of June 30, 2023, the Fund’s net advisory fee rate was less than the median of its
Strategic Insight peer group and the Fund’s net total expense ratio was higher than the median of its Strategic Insight peer group. The Board observed that, under the Amended Agreement, the pro forma net advisory fee rate and net total expense ratio for the World Precious Minerals
Fund would each be higher than the median of its Strategic Insight peer group.
The Board considered the Adviser’s representation that higher expenses are inherent in small fund complexes, such as the Trust, noting the difficulty that small complexes face in spreading increasing overhead over a small asset base. The Board also noted the Adviser’s representation that the nature of the Funds’ shareholder composition, which generally comprised a significant number of small, retail accounts, resulted in significantly more operational and administrative expense than the expense borne by the larger fund complexes against which the Funds were compared. The Board noted further the Adviser’s representation that the Adviser continues to evaluate opportunities to reduce expenses that negatively affect the Funds’ investment results.
The Board noted that the Adviser had previously agreed to contractually limit expenses
(exclusive of acquired fund fees and expenses, extraordinary expenses, taxes, brokerage commissions, interest, and advisory fee Performance Adjustments, if any) on an annualized basis to not exceed 1.75% of average net assets for the Global Luxury Goods Fund through at least April 30, 2024.
The Board also noted that the Adviser had previously agreed to voluntarily limit expenses for
Global Resources Fund, Gold and Precious Metals Fund, and World Precious Minerals Fund
(all voluntary expense limitations may be modified or removed by the Adviser at any time and are exclusive of acquired fund fees and expenses, extraordinary expenses, taxes, brokerage commissions, interest, and advisory fee Performance Adjustments, if any) to ensure that Fund expenses do not exceed 1.75% through at least April 30, 2024.

Approval of Investment Advisory Agreement (
unaudited
)
December 31, 2023

The Board also considered that, subject to shareholder approval of the Amended Agreement, the Adviser had contractually agreed to waive fees and/or reimburse expenses of each Fund through at least April 30, 2025, to the extent necessary to prevent total Fund expenses (exclusive of acquired fund fees and expenses, extraordinary expenses, taxes, brokerage commissions and interest) on an annualized basis from exceeding 1.75% of the Fund’s average daily net assets (the “New Expense Limitation”). Therefore, each Fund’s overall expense ratio, even with the removal of the Performance Adjustment, is expected to be no greater than the Funds’
current expense ratios for a period of at least 12 months from the date that the Amended
Agreement takes effect.
The Board then evaluated the Adviser’s proposed compensation for providing advisory services to the Fund under the Amended Agreement. The Board noted that the Adviser’s proposed advisory fee rates and the Funds’ net total expense ratio under the Amended Agreement would continue to be greater than the median of the funds included in the Funds’ respective Strategic
Insight peer groups. The Board also considered the potential impact of the breakpoints in the advisory fee rate, as applicable, as the Funds grow. Finally, the Board considered that the
Adviser had proposed the aforementioned contractual expense cap on the total expense ratio for each Fund in an effort to ensure that the expenses of the Funds remained competitive.
In considering the Amended Agreement, the Board took into account these factors as well as the: (i) the structure of the proposed advisory fee for each Fund would change from the existing fulcrum fee structure to a flat advisory fee structure; (ii) the proposed advisory fee for each Fund will remain competitive when compared to similarly situated competitor funds;
and (iii) the Adviser will bear the costs associated with obtaining shareholder approval of the
Amended Agreement.
Based on the foregoing, the Board concluded that the Adviser’s advisory fee rates to be charged to the Funds under the Amended Agreement were reasonable under all of the facts and circumstances.
Cost of Services and Profitability
The Board considered information provided by the Adviser regarding the estimated costs of services and its profitability with respect to the Funds. In this regard, the Board considered the Adviser’s resources devoted to the Funds, as well as the Adviser’s discussion of the anticipated costs and projected profitability of its overall and fund specific activities with and without the Performance Adjustment, based on certain assumptions. The Board noted
the Adviser’s representation that it continued to waive its advisory fee as necessary to ensure each Fund’s expenses did not exceed the voluntary or contractual expense cap, as applicable.
The Board also noted the Adviser’s representation that the nature of the Funds’ shareholder composition, which generally comprised a significant number of small, retail accounts, resulted in significantly more operational and administrative expense than the expense borne by the larger fund complexes against which the Funds were compared.
The Board noted that, due to the elimination of the Performance Adjustment, profitability in respect to periods after the effective date of the Amended Agreement, should it become effective, would no longer be directly affected by investment performance relative to the
Funds’ benchmark indexes. The Board considered that profits to be realized by the Adviser would then be a function of the future growth in assets of the Fund.

Approval of Investment Advisory Agreement (
unaudited
)
December 31, 2023

Based on these and other applicable considerations, the Board concluded that the Adviser’s profits attributable to management of the Funds appeared to be reasonable in light of the nature, extent and quality of the services provided by the Adviser.
Economies of Scale
The Board evaluated whether the Funds would benefit from any economies of scale under the
Amended Agreement. In this respect, the Board considered the proposed fee structure, asset size, and expense cap of each Fund under the Amended Agreement. The Board noted that the proposed advisory fee schedule for each Fund under the Amended Agreement, like the
Original Agreement, continues to provide for breakpoints that reduce the fee rate on assets above specified levels as each Fund grows, except for the Global Luxury Goods Fund, as its fee structure does not include breakpoints. The Board noted that there is no established methodology for setting breakpoints and that in the mutual fund industry there is no uniformity in the fees or asset levels at which breakpoints (if any) apply. The Board also noted that the advisory agreements for many funds do not have breakpoints at all.
Other Benefits
The Board noted the Adviser’s representation that, aside from its contractual advisory fees, it would not benefit in a material way from its relationship with the Funds. Based on the foregoing representation, the Board concluded that other benefits received by the Adviser from its relationship with the Funds were not a material factor to consider in approving the
Amended Agreement.
Conclusion
The Board did not identify any single factor as being of paramount importance, and different
Trustees may have given different weight to different factors. Based on the Trustees’
deliberations and their evaluation of the information described above, the Board determined, in the exercise of its business judgment, that the advisory arrangement, as outlined in the
Amended Agreement, would be fair and reasonable in light of the services to be performed, expenses to be incurred and such other matters as the Board considered relevant.

Additional Information (
unaudited
)
Liquidity Risk Management Program
The Funds have adopted and implemented a written liquidity risk management program, as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940, as amended. The liquidity risk management program is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration, among other factors, each
Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and
its cash holdings and access to other funding sources.
The Board approved the designation of a Liquidity Committee as the administrator of the liquidity risk management program (the “Program Administrator”). The Program Administrator
is responsible for the administration and oversight of the program and for reporting to the
Board on at least an annual basis regarding, among other things, the program’s operation, adequacy, and effectiveness. The Program Administrator assessed each Fund’s liquidity risk profile based on information gathered for the period July 1, 2022 through June 30, 2023 in order to prepare a written report to the Board for review at its meeting held on September 15,
2023.
The Program Administrator’s report stated that: (i) each Fund is able to meet redemptions in normal and reasonably foreseeable stressed conditions and without significant dilution of remaining shareholders’ interests in the Fund; (ii) each Fund’s strategy is appropriate for an open-end mutual fund; (iii) the liquidity classification determinations regarding each Fund’s portfolio investments, which take into account a variety of factors and may incorporate analysis from one or more third-party data vendors, remained appropriate; (iv) the Funds did not approach the internal triggers set forth in the liquidity risk management program or the regulatory percentage limitation (15%) on holdings in illiquid investments; (v) it continues to be appropriate to not set a “highly liquid investment minimum” for the Funds because the
Funds primarily hold “highly liquid investments”; and (vi) the liquidity risk management program remains reasonably designed and adequately implemented to prevent violations of the Liquidity Rule. No significant liquidity events impacting the Funds were noted in the report.
Proxy Voting
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling
1-800-US-FUNDS (1-800-873-8637). It also appears in the Funds’ statement of additional information (Form 485B), which can be found on the SEC’s website at www.sec.gov.
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-US-FUNDS (1-800-873-8637) or accessing the Funds’ Form N-PX on the
SEC’s website at www.sec.gov.
Availability of Quarterly Portfolio Schedules
The Funds provide complete lists of holdings four times in each fiscal year, at the quarter-
ends. For the second and fourth quarters, the lists appear in the Fund’s semi-annual and annual reports to shareholders. For the first and third quarters, the Funds file the lists with the SEC

Additional Information (
unaudited
)
on Form N-PORT. The Funds’ Form N-PORTs are available on the SEC’s website at http://
www.sec.gov.
Additional Federal Tax Information
The percentage of tax-exempt dividends paid by the Near-Term Tax Free Fund for the year ended December 31, 2023, was 79.01%.
The percentage of ordinary income dividends paid by the Funds during the year ended
December 31, 2023, which qualify as Qualified Dividends Income (QDI) and the Dividends
Received Deduction (DRD) available to corporate shareholders was:
The amounts which represent foreign source income and foreign taxes paid during the year ended December 31, 2023, are as follows:
Qualified
Dividend
Income
Dividend
Received
Deduction
Qualified
Investment
Income
Qualified
Short
Term Gain
Dividends
U.S. Government Securities Ultra-Short Bond –% –% 100.00% –%
Near-Term Tax Free –% –% 17.19% –%
Global Luxury Goods 73.44% 11.86% –% 96.59%
Foreign Source
Income Foreign Tax Credit
Global Luxury Goods $ 943,846 $ 150,849

Expense Example (
unaudited
)
December 31, 2023

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including short-term trading fees and exchange fees; and (2) ongoing costs, including management fees, distribution plan fees, shareholder reports (like this one), and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2023 to December 31, 2023) as indicated below.
Actual Expenses. The first line of the following table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second line of the following table for each fund provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5 percent per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these funds and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct or transactional costs, such as small account, exchange or short-term trading fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
In addition, if these direct or transactional costs were included, your costs would have been higher.

Expense Example (
unaudited
)
December 31, 2023

Beginning
Account Value
July 1, 2023
Ending
Account Value
December 31,
2023
Expenses
Paid During
Period
*
U.S. Government Securities Ultra-Short Bond Fund
Based on Actual Fund Return $ 1,000.00 $ 1,024.53 $ 2.30
Based on Hypothetical 5% Yearly Return $ 1,000.00 $ 1,022.94 $ 2.29
Near-Term Tax Free Fund
Based on Actual Fund Return $ 1,000.00 $ 1,020.77 $ 2.29
Based on Hypothetical 5% Yearly Return $ 1,000.00 $ 1,022.94 $ 2.29
Global Luxury Goods Fund
Based on Actual Fund Return $ 1,000.00 $ 993.87 $ 8.79
Based on Hypothetical 5% Yearly Return $ 1,000.00 $ 1,016.38 $ 8.89
Global Resources Fund
Based on Actual Fund Return $ 1,000.00 $ 936.32 $ 8.54
Based on Hypothetical 5% Yearly Return $ 1,000.00 $ 1,016.38 $ 8.89
World Precious Minerals Fund
Based on Actual Fund Return $ 1,000.00 $ 911.95 $ 8.43
Based on Hypothetical 5% Yearly Return $ 1,000.00 $ 1,016.38 $ 8.89
Gold and Precious Metals Fund
Based on Actual Fund Return $ 1,000.00 $ 1,037.74 $ 8.68
Based on Hypothetical 5% Yearly Return $ 1,000.00 $ 1,016.69 $ 8.59
*
These calculations are based on expenses incurred in the most recent fiscal half-year. The Funds' Investor
Class' annualized expense ratios (after reimbursements and offsets) for the six month period ended December
31, 2023, were 0.45%, 0.45%, 1.75%, 1.75%, 1.69% and 1.75%, respectively, for the U.S. Government
Securities Ultra-Short Bond, Near-Term Tax Free, Global Resources, World Precious Minerals, Gold and
Precious Metals and Global Luxury Goods Funds. The funds' Institutional Class' annualized expense ratios
(after reimbursements and offsets) for the six month period ended December 31, 2023, were, respectively, for the Funds. The dollar amounts shown as "Expenses Paid" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 184, the number of days in the period, then divided by 365 days in the current fiscal year.

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ITEM 2. CODE OF ETHICS.
(a)

As of the end of the period covered by this report, U.S. Global Investors Funds (the “Registrant”) has adopted a code of ethics, which applies to its Principal Executive Officer and Principal Financial Officer (the “Code of Ethics”).

(c)       There have been no amendments to the Registrant’s Code of Ethics during the period covered by this report.

(d)       There have been no waivers to the Registrant’s Code of Ethics during the period covered by this report.

(e)        Not applicable.

(f) (1)  A copy of the Code of Ethics is being filed under Item 13(a) hereto.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
The Board of Trustees has determined that Mr. Mark Moyer is an "audit committee financial expert" as that term is defined under applicable regulatory guidelines. Mr. Moyer is a non- “interested” Trustee (as defined in Section 2(a)(19) under the Investment Company Act of 1940, as amended (the “Act”)), and serves as Chairman of the Audit Committee.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a) Audit Fees - The aggregate fees billed for each of the last two fiscal years (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant for the audit of the Registrant’s annual financial statements, or services that are normally provided by the principal accountant in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $129,200 in 2022 and $112,000 in 2023.

(b) Audit-Related Fees – The aggregate fees billed in the Reporting Periods for assurance and related services rendered by the principal accountant that were reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2022 and $0 in 2023.

(c) Tax Fees - The aggregate fees billed in the Reporting Periods for professional services rendered by the principal accountant to the Registrant for tax compliance, tax advice and tax planning were $29,000 in 2022 and $32,000 in 2023.  These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.

(d) All Other Fees - The aggregate fees billed in the Reporting Periods for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs  (a) through (c) of this Item, were $0 in 2022 and $0 in 2023.

(e) (1) The Audit Committee reviews and approves in advance all audit and “permissible non-audit services” (as that term is defined by the rules and regulations of the Securities and Exchange Commission) to be rendered to a series of the Registrant (each, a “Series”).  In addition, the Audit Committee reviews and approves in advance all “permissible non-audit services” to be provided to an investment adviser (not including any sub-adviser) of a Series, or an affiliate of such investment adviser, that is controlling, controlled by or under common control with the investment adviser and provides on-going services to the Registrant (“Affiliate”), by the Series’ principal accountant if the engagement relates directly to the operations and financial reporting of the Series.  The Audit Committee considers whether fees paid by a Series’ investment adviser or an Affiliate to the Series’ principal accountant for audit and permissible non-audit services are consistent with the principal accountant’s independence.

(e) (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed by the Registrant’s principal accountant for non-audit services rendered to the Registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $29,000 in 2022 and $32,000 in 2023.  These fees related to tax services rendered to the Registrant.

(h) All non-audit services rendered in (g) above were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6. INVESTMENTS.

(a)

Included as part of report to shareholders under Item 1.

(b)

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
 (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.

ITEM 13. EXHIBITS.

(a)(1)  Code of Ethics.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant              U.S. Global Investors Funds

By:	/s/ Zachary Tackett
Zachary Tackett, Principal Executive Officer

Date:	February 28, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Zachary Tackett
Zachary Tackett, Principal Executive Officer

Date:	February 28, 2024

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	February 28, 2024